Hartford AAA CLO ETF (formerly, Hartford Short Duration ETF)
Schedule of Investments
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 99.4%
	Other Asset-Backed Securities - 99.4%
$ 1,000,000	720 East CLO IV Ltd. 6.26%, 04/15/2037, 3 mo. USD Term SOFR + 1.60%(1)(2)	$1,004,235
1,000,000	720 East CLO Ltd. 6.81%, 10/15/2036, 3 mo. USD Term SOFR + 2.15%(1)(2)	1,002,036
880,000	720 East CLO VI Ltd. 0.00%, 01/20/2038, 3 mo. USD Term SOFR + 1.36%(1)(2)	880,156
2,000,000	AGL CLO 3 Ltd. 6.22%, 01/15/2033, 3 mo. USD Term SOFR + 1.56%(1)(2)	2,002,016
1,000,000	AGL CLO 33 Ltd. 6.56%, 07/21/2037, 3 mo. USD Term SOFR + 1.35%(1)(2)	1,001,970
2,000,000	Apidos CLO XL Ltd. 6.01%, 07/15/2037, 3 mo. USD Term SOFR + 1.35%(1)(2)	2,005,552
300,000	Apidos CLO XXIII Ltd. 6.14%, 04/15/2033, 3 mo. USD Term SOFR + 1.48%(1)(2)	300,109
600,000	Apidos CLO XXVIII 6.28%, 01/20/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	600,547
1,000,000	Apidos CLO XXXIX Ltd. 5.92%, 04/21/2035, 3 mo. USD Term SOFR + 1.30%(1)(2)	1,002,883
3,200,000	Ares XXVII CLO Ltd. 6.05%, 10/28/2034, 3 mo. USD Term SOFR + 1.43%(1)(2)	3,206,355
1,000,000	Ares XXXIX CLO Ltd. 6.83%, 07/18/2037, 3 mo. USD Term SOFR + 2.20%(1)(2)	1,011,656
1,600,000	Assurant CLO I Ltd. 6.06%, 10/20/2034, 3 mo. USD Term SOFR + 1.44%(1)(2)	1,599,642
	Bain Capital Credit CLO Ltd.
1,496,577	5.78%, 10/17/2032, 3 mo. USD Term SOFR + 1.13%(1)(2)	1,496,576
1,000,000	6.03%, 01/22/2035, 3 mo. USD Term SOFR + 1.40%(1)(2)	1,001,103
1,000,000	6.20%, 10/17/2032, 3 mo. USD Term SOFR + 1.55%(1)(2)	1,000,609
2,000,000	6.48%, 04/16/2036, 3 mo. USD Term SOFR + 1.83%(1)(2)	2,007,398
600,000	Ballyrock CLO 21 Ltd. 6.18%, 10/20/2037, 3 mo. USD Term SOFR + 1.56%(1)(2)	600,112
	Barings CLO Ltd.
1,000,000	6.09%, 04/15/2036, 3 mo. USD Term SOFR + 1.43%(1)(2)	1,000,851
850,000	6.45%, 10/20/2037, 3 mo. USD Term SOFR + 1.37%(1)(2)	851,321
290,000	6.72%, 01/20/2037, 3 mo. USD Term SOFR + 2.10%(1)(2)	292,457
1,000,000	Barings Loan Partners CLO Ltd. 3 6.14%, 07/20/2033, 3 mo. USD Term SOFR + 1.52%(1)(2)	1,001,722
1,000,000	Battalion CLO XIV Ltd. 6.73%, 01/20/2035, 3 mo. USD Term SOFR + 2.11%(1)(2)	1,000,925
2,000,000	Benefit Street Partners CLO XV Ltd. 6.05%, 07/15/2037, 3 mo. USD Term SOFR + 1.39%(1)(2)	2,004,010
1,100,000	BlueMountain CLO Ltd. 6.82%, 11/15/2030, 3 mo. USD Term SOFR + 1.70%(1)(2)	1,100,316
500,000	Carlyle U.S. CLO Ltd. 6.08%, 07/15/2034, 3 mo. USD Term SOFR + 1.42%(1)(2)	500,470
1,000,000	Cedar Funding X CLO Ltd. 5.98%, 10/20/2032, 3 mo. USD Term SOFR + 1.36%(1)(2)	999,750
	CIFC Funding Ltd.
1,000,000	5.97%, 04/17/2035, 3 mo. USD Term SOFR + 1.32%(1)(2)	999,994
300,000	6.07%, 07/15/2036, 3 mo. USD Term SOFR + 1.41%(1)(2)	300,187
825,000	6.10%, 07/16/2037, 3 mo. USD Term SOFR + 1.45%(1)(2)	828,365
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 99.4% - (continued)
	Other Asset-Backed Securities - 99.4% - (continued)
$ 1,000,000	6.17%, 04/21/2037, 3 mo. USD Term SOFR + 1.55%(1)(2)	$1,006,440
250,000	6.24%, 01/15/2034, 3 mo. USD Term SOFR + 1.58%(1)(2)	250,636
1,000,000	6.25%, 10/20/2037, 3 mo. USD Term SOFR + 1.60%(1)(2)	1,000,171
250,000	6.30%, 04/24/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	249,940
1,120,000	6.38%, 04/20/2030, 3 mo. USD Term SOFR + 1.76%(1)(2)	1,121,072
800,000	6.79%, 07/18/2031, 3 mo. USD Term SOFR + 2.16%(1)(2)	800,267
1,000,000	Danby Park CLO Ltd. 5.98%, 10/21/2037, 3 mo. USD Term SOFR + 1.36%(1)(2)	999,976
2,000,000	Dryden 43 Senior Loan Fund 5.92%, 04/20/2034, 3 mo. USD Term SOFR + 1.30%(1)(2)	2,000,100
250,000	Dryden 53 CLO Ltd. 6.32%, 01/15/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	250,192
1,000,000	Dryden 64 CLO Ltd. 6.64%, 04/18/2031, 3 mo. USD Term SOFR + 2.01%(1)(2)	998,960
1,000,000	Dryden 68 CLO Ltd. 6.09%, 07/15/2035, 3 mo. USD Term SOFR + 1.43%(1)(2)	1,001,243
1,000,000	Dryden 94 CLO Ltd. 6.02%, 10/15/2037, 3 mo. USD Term SOFR + 1.36%(1)(2)	1,002,290
1,000,000	Elmwood CLO 14 Ltd. 5.94%, 04/20/2035, 3 mo. USD Term SOFR + 1.32%(1)(2)	999,971
1,000,000	Elmwood CLO 15 Ltd. 5.97%, 04/22/2035, 3 mo. USD Term SOFR + 1.34%(1)(2)	1,000,766
1,000,000	Elmwood CLO 19 Ltd. 6.35%, 10/17/2036, 3 mo. USD Term SOFR + 1.70%(1)(2)	1,008,550
3,000,000	Elmwood CLO 23 Ltd. 6.45%, 04/16/2036, 3 mo. USD Term SOFR + 1.80%(1)(2)	3,015,495
	Elmwood CLO II Ltd.
1,000,000	0.00%, 10/20/2037, 3 mo. USD Term SOFR + 1.35%(1)(2)	1,000,000
1,000,000	6.03%, 04/20/2034, 3 mo. USD Term SOFR + 1.41%(1)(2)	999,750
1,000,000	Empower CLO Ltd. 6.23%, 04/25/2037, 3 mo. USD Term SOFR + 1.60%(1)(2)	1,004,648
2,000,000	GoldenTree Loan Management U.S. CLO 1 Ltd. 5.90%, 04/20/2034, 3 mo. USD Term SOFR + 1.28%(1)(2)	2,002,942
250,000	GoldenTree Loan Management U.S. CLO 19 Ltd. 6.12%, 04/20/2037, 3 mo. USD Term SOFR + 1.50%(1)(2)	251,336
1,000,000	Golub Capital Partners CLO 66B Ltd. 6.58%, 04/25/2036, 3 mo. USD Term SOFR + 1.95%(1)(2)	1,009,301
500,000	Greenwood Park CLO Ltd. 6.32%, 04/15/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	501,028
2,000,000	Invesco CLO Ltd. 6.06%, 07/20/2035, 3 mo. USD Term SOFR + 1.44%(1)(2)	2,008,156
500,000	Invesco U.S. CLO Ltd. 6.42%, 04/21/2036, 3 mo. USD Term SOFR + 1.80%(1)(2)	500,397
2,000,000	Kings Park CLO Ltd. 6.01%, 01/21/2035, 3 mo. USD Term SOFR + 1.39%(1)(2)	2,001,534
1,000,000	KKR CLO 24 Ltd. 6.33%, 04/20/2032, 3 mo. USD Term SOFR + 1.71%(1)(2)	1,003,027
2,000,000	KKR CLO 52 Ltd. 6.55%, 07/16/2036, 3 mo. USD Term SOFR + 1.90%(1)(2)	2,010,982
660,000	Madison Park Funding XIX Ltd. 6.23%, 01/22/2037, 3 mo. USD Term SOFR + 1.60%(1)(2)	664,468

1

Hartford AAA CLO ETF (formerly, Hartford Short Duration ETF)
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 99.4% - (continued)
	Other Asset-Backed Securities - 99.4% - (continued)
$ 300,000	Madison Park Funding XLII Ltd. 6.39%, 11/21/2030, 3 mo. USD Term SOFR + 1.76%(1)(2)	$300,204
1,000,000	Madison Park Funding XXXVII Ltd. 6.19%, 04/15/2037, 3 mo. USD Term SOFR + 1.53%(1)(2)	1,005,800
236,088	Magnetite XXV Ltd. 6.09%, 01/25/2032, 3 mo. USD Term SOFR + 1.46%(1)(2)	236,472
	Oaktree CLO Ltd.
500,000	6.08%, 07/15/2034, 3 mo. USD Term SOFR + 1.42%(1)(2)	500,754
500,000	6.56%, 04/15/2036, 3 mo. USD Term SOFR + 1.90%(1)(2)	500,461
	OCP CLO Ltd.
995,000	6.00%, 10/18/2037, 3 mo. USD Term SOFR + 1.37%(1)(2)	997,487
1,000,000	6.31%, 07/20/2037, 3 mo. USD Term SOFR + 1.57%(1)(2)	1,004,120
850,000	6.60%, 07/20/2037, 3 mo. USD Term SOFR + 1.37%(1)(2)	852,984
1,000,000	Octagon 60 Ltd. 6.20%, 10/20/2037, 3 mo. USD Term SOFR + 1.58%(1)(2)	1,000,172
635,000	Octagon 63 Ltd. 6.33%, 07/20/2037, 3 mo. USD Term SOFR + 1.71%(1)(2)	635,698
825,000	Octagon 66 Ltd. 6.85%, 11/16/2036, 3 mo. USD Term SOFR + 1.75%(1)(2)	830,666
2,080,000	Octagon 67 Ltd. 6.43%, 04/25/2036, 3 mo. USD Term SOFR + 1.80%(1)(2)	2,081,816
250,000	Octagon Investment Partners XV Ltd. 6.38%, 07/19/2030, 3 mo. USD Term SOFR + 1.76%(1)(2)	250,175
750,000	OHA Loan Funding Ltd. 6.32%, 07/20/2037, 3 mo. USD Term SOFR + 1.70%(1)(2)	751,696
	Palmer Square CLO Ltd.
850,000	6.17%, 07/20/2037, 3 mo. USD Term SOFR + 1.55%(1)(2)	853,011
1,250,000	6.52%, 01/20/2036, 3 mo. USD Term SOFR + 1.90%(1)(2)	1,250,485
1,000,000	Rad CLO 25 Ltd. 6.98%, 07/20/2037, 3 mo. USD Term SOFR + 1.66%(1)(2)	1,002,178
250,000	Regatta XIX Funding Ltd. 5.94%, 04/20/2035, 3 mo. USD Term SOFR + 1.32%(1)(2)	250,020
825,000	RR 8 Ltd. 6.01%, 07/15/2037, 3 mo. USD Term SOFR + 1.35%(1)(2)	827,411
1,500,000	RRX 7 Ltd. 6.01%, 07/15/2035, 3 mo. USD Term SOFR + 1.36%(1)(2)	1,501,186
850,000	Symphony CLO 36 Ltd. 5.99%, 10/24/2037, 3 mo. USD Term SOFR + 1.36%(1)(2)	854,360
800,000	Symphony CLO 38 Ltd. 6.43%, 04/24/2036, 3 mo. USD Term SOFR + 1.80%(1)(2)	800,692
1,000,000	Texas Debt Capital CLO Ltd. 6.42%, 04/20/2036, 3 mo. USD Term SOFR + 1.80%(1)(2)	1,003,640
Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 99.4% - (continued)
	Other Asset-Backed Securities - 99.4% - (continued)
$ 1,650,000	Venture XXX CLO Ltd. 6.62%, 01/15/2031, 3 mo. USD Term SOFR + 1.96%(1)(2)		$1,649,183
	Voya CLO Ltd.
1,000,000	6.33%, 10/20/2031, 3 mo. USD Term SOFR + 1.70%(1)(2)		999,669
1,000,000	7.01%, 04/17/2030, 3 mo. USD Term SOFR + 2.36%(1)(2)		1,001,615
	Total Asset & Commercial Mortgage-Backed Securities (cost $87,150,163)		$87,208,916
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
521,882	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $521,952; collateralized by U.S. Treasury Note at 0.88%, maturing 06/30/2026, with a market value of $532,508		$521,882
	Total Short-Term Investments (cost $521,882)		$521,882
	Total Investments (cost $87,672,045)	100.0%	$87,730,798
	Other Assets and Liabilities	(0.0)%	(9,113)
	Net Assets	100.0%	$87,721,685
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2024, the aggregate value of these securities was
$87,208,916, representing 99.4% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2024. Base lending rates may be subject to a floor or cap.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

2

Hartford AAA CLO ETF (formerly, Hartford Short Duration ETF)
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$87,208,916	$—	$87,208,916	$—
Short-Term Investments	521,882	—	521,882	—
Total	$87,730,798	$—	$87,730,798	$—

(1)	For the period ended October 31, 2024, there were no transfers in and out of Level 3.

3

Hartford Core Bond ETF
Schedule of Investments
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.9%
	Asset-Backed - Automobile - 1.9%
$ 185,000	American Credit Acceptance Receivables Trust 6.09%, 11/12/2027(1)	$185,633
206,844	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	207,215
	Avis Budget Rental Car Funding AESOP LLC
215,000	5.23%, 12/20/2030(1)	216,154
185,000	5.36%, 06/20/2030(1)	187,049
220,000	5.90%, 08/21/2028(1)	224,433
150,852	CPS Auto Receivables Trust 5.91%, 08/16/2027(1)	151,192
	Credit Acceptance Auto Loan Trust
190,000	5.68%, 03/15/2034(1)	191,992
470,000	6.11%, 08/15/2034(1)	478,323
	DT Auto Owner Trust
140,000	5.19%, 10/16/2028(1)	140,038
155,000	5.41%, 02/15/2029(1)	155,315
95,000	Enterprise Fleet Financing LLC 5.16%, 09/20/2030(1)	96,084
90,000	Exeter Automobile Receivables Trust 6.11%, 09/15/2027	90,262
	Flagship Credit Auto Trust
259,000	4.69%, 07/17/2028(1)	258,159
77,000	5.05%, 01/18/2028(1)	76,890
195,000	5.21%, 05/15/2028(1)	194,752
560,000	Hertz Vehicle Financing III LLC 5.94%, 02/25/2028(1)	568,355
445,000	OneMain Direct Auto Receivables Trust 5.41%, 11/14/2029(1)	448,646
1,327	Prestige Auto Receivables Trust 1.62%, 11/16/2026(1)	1,325
	Santander Drive Auto Receivables Trust
160,000	4.98%, 02/15/2028	160,029
280,000	5.61%, 07/17/2028	282,298
110,000	SBNA Auto Lease Trust 5.24%, 01/22/2029(1)	110,604
235,000	SFS Auto Receivables Securitization Trust 5.47%, 12/20/2029(1)	238,932
	Tricolor Auto Securitization Trust
125	6.48%, 08/17/2026(1)	124
127,542	6.61%, 10/15/2027(1)	128,509
	Westlake Automobile Receivables Trust
90,000	5.41%, 01/18/2028(1)	90,281
400,000	6.14%, 03/15/2028(1)	403,452
145,000	World Omni Auto Receivables Trust 5.03%, 05/15/2029	145,627
		5,431,673
	Asset-Backed - Manufactured Housing - 0.0%
59,540	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	51,678
	Asset-Backed - Student Loan - 0.2%
	Navient Private Education Refi Loan Trust
128,237	0.97%, 12/16/2069(1)	112,250
218,661	1.11%, 02/18/2070(1)	191,016
275,368	5.51%, 10/15/2071(1)	277,789
		581,055
	Commercial Mortgage-Backed Securities - 5.2%
235,000	245 Park Avenue Trust 3.51%, 06/05/2037(1)	222,632
195,000	ARZ Trust 5.77%, 06/11/2029(1)	198,371
	BBCMS Mortgage Trust
1,828,786	1.01%, 05/15/2057(2)(3)	140,938
1,159,518	1.11%, 09/15/2057(2)(3)	94,772
1,007,840	1.62%, 02/15/2057(2)(3)	105,528
125,000	3.66%, 04/15/2055(3)	112,938
130,000	5.83%, 05/15/2057	137,156
	Benchmark Mortgage Trust
2,778,347	0.57%, 07/15/2056(2)(3)	108,910
968,862	1.17%, 12/15/2056(2)(3)	61,616
558,466	1.51%, 01/15/2054(2)(3)	39,908
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.9% - (continued)
	Commercial Mortgage-Backed Securities - 5.2% - (continued)
$ 595,170	1.78%, 07/15/2053(2)(3)	$32,564
	BMO Mortgage Trust
1,684,506	0.86%, 07/15/2057(2)(3)	114,555
134,000	5.76%, 07/15/2057	140,056
675,000	BOCA Commercial Mortgage Trust 6.72%, 08/15/2041, 1 mo. USD Term SOFR + 1.92%(1)(4)	677,736
310,000	BPR Trust 5.36%, 11/05/2029(1)(3)	309,996
	BX Trust
630,000	5.82%, 10/15/2036, 1 mo. USD Term SOFR + 1.01%(1)(4)	625,866
115,000	6.89%, 03/15/2041, 1 mo. USD Term SOFR + 2.09%(1)(4)	115,359
18,775	Citigroup Commercial Mortgage Trust 3.61%, 11/10/2048	18,653
	Commercial Mortgage Trust
100,000	2.82%, 01/10/2039(1)	92,097
35,000	3.18%, 02/10/2048	34,874
150,000	3.31%, 03/10/2048	149,066
110,000	3.38%, 01/10/2039(1)	98,344
250,000	6.34%, 08/10/2044(1)	257,477
22,533	CSAIL Commercial Mortgage Trust 4.36%, 11/15/2051(3)	22,293
52,569	CSMC Trust 2.26%, 08/15/2037(1)	50,545
280,000	DBGS Mortgage Trust 4.47%, 10/15/2051	268,075
	DBJPM Mortgage Trust
460,006	1.70%, 09/15/2053(2)(3)	21,801
13,730	3.04%, 05/10/2049	13,562
120,000	DC Trust 5.73%, 04/13/2040(1)(3)	120,677
	FREMF Mortgage Trust
295,000	3.60%, 04/25/2048(1)(3)	293,168
90,000	3.73%, 11/25/2049(1)(3)	89,653
225,000	3.95%, 06/25/2049(1)(3)	220,559
565,000	GS Mortgage Securities Corp. II 5.31%, 03/10/2041(1)(3)	560,972
375,000	GS Mortgage Securities Trust 3.44%, 11/10/2049(3)	363,759
200,000	Hawaii Hotel Trust 6.25%, 05/15/2038, 1 mo. USD Term SOFR + 1.45%(1)(4)	199,687
170,000	HIH Trust 6.79%, 10/15/2041, 1 mo. USD Term SOFR + 1.84%(1)(4)	169,787
150,000	HTL Commercial Mortgage Trust 5.88%, 05/10/2039(1)(3)	151,418
	JP Morgan Chase Commercial Mortgage Securities Trust
1,097,000	2.82%, 08/15/2049	1,056,264
390,000	5.80%, 10/05/2039(1)(3)	394,415
	JPMBB Commercial Mortgage Securities Trust
19,466	3.56%, 12/15/2048	19,303
635,000	3.58%, 03/17/2049	623,624
	JPMDB Commercial Mortgage Securities Trust
44,399	2.95%, 06/15/2049	43,812
632,000	3.14%, 12/15/2049	602,761
87,106	3.24%, 10/15/2050	85,232
145,000	LEX Mortgage Trust 4.87%, 10/13/2033(1)(3)	142,258
330,000	MF1 Ltd. 6.51%, 02/19/2037, 1 mo. USD Term SOFR + 1.75%(1)(4)	324,908
99,166	Morgan Stanley Bank of America Merrill Lynch Trust 3.53%, 12/15/2047	98,948
383,182	MSWF Commercial Mortgage Trust 0.91%, 12/15/2056(2)(3)	24,274
285,000	NJ Trust 6.48%, 01/06/2029(1)(3)	297,174
100,000	ROCK Trust 5.39%, 11/13/2041(1)	99,584
50,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	47,219

4

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.9% - (continued)
	Commercial Mortgage-Backed Securities - 5.2% - (continued)
$ 705,000	SHR Trust 6.75%, 10/15/2041, 1 mo. USD Term SOFR + 1.95%(1)(4)	$705,879
525,000	TYSN Mortgage Trust 6.58%, 12/10/2033(1)(3)	543,276
	Wells Fargo Commercial Mortgage Trust
1,594,667	1.00%, 08/15/2057(2)(3)	122,126
360,000	3.15%, 05/15/2048	356,925
719,000	3.43%, 03/15/2059	703,733
16,566	3.52%, 12/15/2048	16,443
420,000	3.64%, 03/15/2050	400,148
235,000	3.81%, 12/15/2048	231,971
	Wells Fargo NA
3,963,081	0.63%, 11/15/2062(2)(3)	111,975
1,711,275	0.82%, 06/15/2057(2)(3)	103,894
919,206	0.93%, 02/15/2052(2)(3)	28,389
992,749	1.00%, 02/15/2056(2)(3)	58,894
880,923	1.00%, 12/15/2056(2)(3)	30,905
1,458,393	1.32%, 11/15/2053(2)(3)	89,565
1,881,000	1.35%, 09/15/2034(2)(3)	166,880
1,239,646	1.76%, 03/15/2063(2)(3)	100,357
145,000	4.41%, 11/15/2061(3)	141,510
355,000	5.72%, 06/15/2057	371,180
		14,579,194
	Other Asset-Backed Securities - 6.3%
	Affirm Asset Securitization Trust
530,000	4.62%, 09/15/2029(1)	525,976
165,000	5.61%, 02/15/2029(1)	166,202
210,000	6.61%, 01/18/2028(1)	210,615
305,000	Aligned Data Centers Issuer LLC 6.00%, 08/17/2048(1)	308,961
205,000	AMSR Trust 4.15%, 11/17/2041(1)	195,648
220,000	Auxilior Term Funding LLC 5.49%, 07/15/2031(1)	222,744
400,000	Barings CLO Ltd. 6.72%, 01/20/2037, 3 mo. USD Term SOFR + 2.10%(1)(4)	403,388
495,000	Battalion CLO 18 Ltd. 6.82%, 03/13/2037, 3 mo. USD Term SOFR + 2.20%(1)(4)	500,010
315,000	Benefit Street Partners CLO XXXI Ltd. 6.98%, 04/25/2036, 3 mo. USD Term SOFR + 2.35%(1)(4)	317,159
9,186	BHG Securitization Trust 0.90%, 10/17/2034(1)	9,124
270,000	Birch Grove CLO 4 Ltd. 6.46%, 07/15/2037, 3 mo. USD Term SOFR + 1.80%(1)(4)	271,160
185,000	Blue Owl Asset Leasing Trust LLC 5.05%, 03/15/2029(1)	184,998
470,000	BlueMountain CLO XXXI Ltd. 6.03%, 04/19/2034, 3 mo. USD Term SOFR + 1.41%(1)(4)	470,529
460,000	BlueMountain CLO XXXIII Ltd. 6.58%, 11/20/2034, 3 mo. USD Term SOFR + 1.45%(1)(4)	460,517
	CF Hippolyta Issuer LLC
94,245	1.53%, 03/15/2061(1)	88,286
126,765	1.69%, 07/15/2060(1)	122,791
97,713	5.97%, 08/15/2062(1)	97,555
221,285	Commercial Equipment Finance LLC 5.97%, 07/16/2029(1)	223,328
	DB Master Finance LLC
145,875	2.79%, 11/20/2051(1)	123,767
698,250	4.35%, 05/20/2049(1)	670,321
160,000	DLLAA LLC 5.64%, 02/22/2028(1)	162,269
	Domino's Pizza Master Issuer LLC
441,515	2.66%, 04/25/2051(1)	399,198
432,000	3.67%, 10/25/2049(1)	400,855
206,800	4.12%, 07/25/2047(1)	201,230
435,000	Elmwood CLO 19 Ltd. 7.05%, 10/17/2036, 3 mo. USD Term SOFR + 2.40%(1)(4)	439,082
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.9% - (continued)
	Other Asset-Backed Securities - 6.3% - (continued)
$ 295,000	Elmwood CLO 23 Ltd. 6.90%, 04/16/2036, 3 mo. USD Term SOFR + 2.25%(1)(4)	$296,469
	FirstKey Homes Trust
153,470	4.15%, 05/19/2039(1)	150,113
585,698	4.25%, 07/17/2039(1)	573,647
750,000	Galaxy XXIV CLO Ltd. 6.19%, 04/15/2037, 3 mo. USD Term SOFR + 1.54%(1)(4)	753,172
250,000	Invesco U.S. CLO Ltd. 6.92%, 04/21/2036, 3 mo. USD Term SOFR + 2.30%(1)(4)	251,200
250,000	Madison Park Funding LXVII Ltd. 6.14%, 04/25/2037, 3 mo. USD Term SOFR + 1.51%(1)(4)	251,251
500,000	Neuberger Berman Loan Advisers NBLA CLO 52 Ltd. 5.98%, 10/24/2038, 3 mo. USD Term SOFR + 1.35%(1)(4)	500,000
510,000	New Economy Assets Phase 1 Sponsor LLC 1.91%, 10/20/2061(1)	466,005
410,000	Octagon 61 Ltd. 6.97%, 04/20/2036, 3 mo. USD Term SOFR + 2.35%(1)(4)	410,773
	Progress Residential Trust
400,235	1.51%, 10/17/2038(1)	379,117
140,595	3.20%, 04/17/2039(1)	134,864
396,777	4.44%, 05/17/2041(1)	386,560
104,574	4.45%, 06/17/2039(1)	103,343
177,717	4.75%, 10/27/2039(1)	176,368
8,403	Regional Management Issuance Trust 2.34%, 10/15/2030(1)	8,375
495,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	488,516
635,000	RR 23 Ltd. 7.31%, 10/15/2035, 3 mo. USD Term SOFR + 2.65%(1)(4)	637,765
	SCF Equipment Leasing LLC
140,000	5.52%, 01/20/2032(1)	142,354
310,662	6.56%, 01/22/2030(1)	315,547
	Stack Infrastructure Issuer LLC
60,000	1.89%, 08/25/2045(1)	58,376
285,000	5.90%, 07/25/2048(1)	288,646
130,000	5.90%, 03/25/2049(1)	131,176
154,612	Subway Funding LLC 6.03%, 07/30/2054(1)	155,716
75,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	72,318
145,622	Sunnova Hestia II Issuer LLC 5.63%, 07/20/2051(1)	146,236
350,000	Texas Debt Capital CLO Ltd. 6.92%, 04/20/2036, 3 mo. USD Term SOFR + 2.30%(1)(4)	351,673
	Tricon Residential Trust
653,459	3.86%, 04/17/2039(1)	635,088
310,000	4.30%, 11/17/2029(1)	297,573
515,000	Vantage Data Centers Issuer LLC 1.65%, 09/15/2045(1)	499,055
330,000	VB-S1 Issuer LLC 5.59%, 05/15/2054(1)	332,003
390,000	Venture 42 CLO Ltd. 6.05%, 04/15/2034, 3 mo. USD Term SOFR + 1.39%(1)(4)	390,326
297,979	Wellfleet CLO X Ltd. 6.05%, 07/20/2032, 3 mo. USD Term SOFR + 1.43%(1)(4)	297,905
198,263	Wendy's Funding LLC 2.37%, 06/15/2051(1)	176,164
531,900	Wingstop Funding LLC 2.84%, 12/05/2050(1)	493,275
		17,926,682
	Whole Loan Collateral CMO - 6.3%
	Angel Oak Mortgage Trust
74,825	0.91%, 01/25/2066(1)(3)	63,946
261,018	0.95%, 07/25/2066(1)(3)	218,818
34,954	0.99%, 04/25/2053(1)(3)	32,889
68,081	0.99%, 04/25/2066(1)(3)	58,061
174,420	1.04%, 01/20/2065(1)(3)	143,955
126,251	1.07%, 05/25/2066(1)(3)	107,323

5

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.9% - (continued)
	Whole Loan Collateral CMO - 6.3% - (continued)
$ 410,709	1.46%, 09/25/2066(1)(3)	$340,115
19,880	1.47%, 06/25/2065(1)(3)	18,707
34,957	1.69%, 04/25/2065(1)(3)	32,407
192,450	1.82%, 11/25/2066(1)(3)	167,608
529,978	2.88%, 12/25/2066(1)(5)	484,820
19,693	Arroyo Mortgage Trust 3.81%, 01/25/2049(1)(3)	19,007
126,247	BINOM Securitization Trust 2.03%, 06/25/2056(1)(3)	110,325
	BRAVO Residential Funding Trust
39,265	0.94%, 02/25/2049(1)(3)	35,196
48,610	0.97%, 03/25/2060(1)(3)	46,107
	Bunker Hill Loan Depositary Trust
24,986	1.72%, 02/25/2055(1)(3)	24,296
16,688	2.88%, 07/25/2049(1)(5)	16,065
333,208	CIM Trust 1.43%, 07/25/2061(1)(3)	291,860
	COLT Mortgage Loan Trust
30,810	0.80%, 07/27/2054(1)	26,986
109,041	0.91%, 06/25/2066(1)(3)	91,601
183,753	0.92%, 08/25/2066(1)(3)	149,698
333,391	0.96%, 09/27/2066(1)(3)	268,029
419,597	1.11%, 10/25/2066(1)(3)	348,915
44,482	1.33%, 10/26/2065(1)(3)	40,147
233,841	1.40%, 10/25/2066(1)(3)	193,352
18,567	1.51%, 04/27/2065(1)(3)	17,824
463,794	2.28%, 12/27/2066(1)(3)	413,383
82,290	4.30%, 03/25/2067(1)(3)	80,671
218,761	COLT Trust 1.39%, 01/25/2065(1)(3)	186,023
	CSMC Trust
81,972	0.83%, 03/25/2056(1)(3)	66,808
164,985	0.94%, 05/25/2066(1)(3)	136,104
394,687	1.17%, 07/25/2066(1)(3)	331,914
138,072	1.18%, 02/25/2066(1)(3)	120,761
211,540	1.84%, 10/25/2066(1)(3)	184,320
135,988	2.00%, 01/25/2060(1)(3)	120,249
63,036	2.21%, 05/25/2065(1)(5)	58,205
531,257	2.27%, 11/25/2066(1)(3)	469,184
68,318	4.09%, 12/27/2060(1)(3)	67,452
	Deephaven Residential Mortgage Trust
19,390	0.72%, 05/25/2065(1)(3)	18,214
44,413	0.90%, 04/25/2066(1)(3)	39,051
	Ellington Financial Mortgage Trust
26,677	0.80%, 02/25/2066(1)(3)	22,754
53,177	0.93%, 06/25/2066(1)(3)	43,682
18,402	1.18%, 10/25/2065(1)(3)	17,113
299,934	1.24%, 09/25/2066(1)(3)	240,840
243,376	2.21%, 01/25/2067(1)(3)	209,245
15,697	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust 2.50%, 08/25/2059	14,326
	Federal National Mortgage Association Connecticut Avenue Securities Trust
94,000	6.66%, 02/25/2044, 30 day USD SOFR Average + 1.80%(1)(4)	94,526
334,961	8.11%, 09/25/2043, 30 day USD SOFR Average + 3.25%(1)(4)	349,594
	GCAT Trust
87,106	0.87%, 01/25/2066(1)(3)	72,878
94,608	1.04%, 05/25/2066(1)(3)	78,555
290,399	1.09%, 08/25/2066(1)(3)	236,135
415,268	1.26%, 07/25/2066(1)(3)	338,751
136,884	1.92%, 08/25/2066(1)(3)	124,946
16,641	2.56%, 04/25/2065(1)(5)	15,854
7,554	3.25%, 01/25/2060(1)(5)	7,328
	Imperial Fund Mortgage Trust
155,977	1.07%, 09/25/2056(1)(3)	128,175
500,376	2.09%, 01/25/2057(1)(3)	423,103
570,933	3.64%, 03/25/2067(1)(5)	527,874
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.9% - (continued)
	Whole Loan Collateral CMO - 6.3% - (continued)
	Legacy Mortgage Asset Trust
$ 77,092	4.65%, 11/25/2060(1)(5)	$75,360
68,035	4.75%, 04/25/2061(1)(5)	66,773
93,790	4.75%, 07/25/2061(1)(5)	93,348
	MetLife Securitization Trust
33,866	3.75%, 03/25/2057(1)(3)	32,270
24,030	3.75%, 04/25/2058(1)(3)	23,496
	MFA Trust
16,826	1.01%, 01/26/2065(1)(3)	15,613
111,347	1.03%, 11/25/2064(1)(3)	96,815
47,876	1.15%, 04/25/2065(1)(3)	43,423
7,976	Mill City Mortgage Loan Trust 3.50%, 05/25/2058(1)(3)	7,915
	New Residential Mortgage Loan Trust
62,385	0.94%, 07/25/2055(1)(3)	56,518
36,905	0.94%, 10/25/2058(1)(3)	35,320
317,940	1.16%, 11/27/2056(1)(3)	276,184
12,773	1.65%, 05/24/2060(1)(3)	12,187
480,039	2.28%, 04/25/2061(1)(3)	415,192
75,439	3.50%, 12/25/2057(1)(3)	72,451
12,327	3.75%, 03/25/2056(1)(3)	11,579
33,068	3.75%, 11/25/2058(1)(3)	31,132
141,502	4.00%, 03/25/2057(1)(3)	134,578
154,130	4.00%, 12/25/2057(1)(3)	147,487
195,752	NMLT Trust 1.19%, 05/25/2056(1)(3)	165,215
	OBX Trust
202,793	1.05%, 07/25/2061(1)(3)	163,365
132,558	1.07%, 02/25/2066(1)(3)	116,399
147,243	1.96%, 10/25/2061(1)(3)	122,983
416,812	2.31%, 11/25/2061(1)(3)	367,541
	PRET LLC
137,988	4.74%, 07/25/2051(1)(5)	136,404
411,134	4.84%, 09/25/2051(1)(5)	403,232
93,688	4.87%, 07/25/2051(1)(5)	92,760
396,083	5.49%, 10/25/2051(1)(5)	394,140
164,257	Pretium Mortgage Credit Partners LLC 4.99%, 02/25/2061(1)(5)	160,984
	PRPM LLC
70,272	1.32%, 07/25/2051(1)(5)	64,420
176,682	4.74%, 09/25/2026(1)(3)	174,529
122,252	4.79%, 06/25/2026(1)(5)	119,678
159,542	4.79%, 07/25/2026(1)(5)	157,227
184,763	4.87%, 04/25/2026(1)(5)	180,996
251,660	4.87%, 08/25/2026(1)(5)	246,771
39,205	5.36%, 11/25/2025(1)(5)	39,228
338,581	5.36%, 10/25/2026(1)(5)	336,652
29,381	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(3)	27,896
89,969	STAR Trust 1.22%, 05/25/2065(1)(3)	83,237
	Starwood Mortgage Residential Trust
30,538	0.94%, 05/25/2065(1)(3)	28,320
319,098	1.16%, 08/25/2056(1)(3)	282,778
13,079	1.49%, 04/25/2065(1)(3)	12,613
316,455	1.92%, 11/25/2066(1)(3)	272,711
	Towd Point Mortgage Trust
93,705	1.75%, 10/25/2060(1)	83,717
90,329	2.75%, 10/25/2057(1)(3)	87,882
36,737	2.90%, 10/25/2059(1)(3)	34,838
331,510	2.92%, 11/30/2060(1)(3)	274,824
19,629	3.25%, 03/25/2058(1)(3)	19,213
147,788	3.75%, 03/25/2058(1)(3)	142,132
117,750	TRK Trust 1.15%, 07/25/2056(1)(3)	102,549
	VCAT LLC
2,726	4.74%, 05/25/2051(1)(5)	2,663
191,910	4.87%, 08/25/2051(1)(5)	191,077
373,821	4.92%, 09/25/2051(1)(5)	370,602
6,187	5.12%, 03/27/2051(1)(5)	6,180

6

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.9% - (continued)
	Whole Loan Collateral CMO - 6.3% - (continued)
	Verus Securitization Trust
$ 56,722	0.92%, 02/25/2064(1)(3)	$51,391
140,461	0.94%, 07/25/2066(1)(3)	115,017
590,543	1.01%, 09/25/2066(1)(3)	495,714
48,770	1.03%, 02/25/2066(1)(3)	43,395
209,568	1.82%, 11/25/2066(1)(3)	187,192
449,662	1.83%, 10/25/2066(1)(5)	396,357
34,288	2.22%, 05/25/2065(1)(5)	32,683
22,195	2.50%, 05/25/2065(1)(5)	21,351
326,262	2.72%, 01/25/2067(1)(5)	296,987
18,345	3.69%, 11/25/2059(1)(3)	18,043
179,780	VOLT CIII LLC 4.99%, 08/25/2051(1)(5)	176,760
71,668	VOLT XCIII LLC 4.89%, 02/27/2051(1)(5)	71,441
60,781	VOLT XCIV LLC 5.24%, 02/27/2051(1)(5)	60,526
79,447	VOLT XCIX LLC 5.12%, 04/25/2051(1)(5)	78,682
48,397	VOLT XCV LLC 5.24%, 03/27/2051(1)(5)	48,037
		17,793,048
	Total Asset & Commercial Mortgage-Backed Securities (cost $58,727,830)	$56,363,330
CORPORATE BONDS - 24.5%
	Aerospace/Defense - 0.4%
200,000	BAE Systems PLC 5.13%, 03/26/2029(1)	$201,872
	Boeing Co.
30,000	2.95%, 02/01/2030	26,561
45,000	3.20%, 03/01/2029	41,121
70,000	5.15%, 05/01/2030	69,086
	L3Harris Technologies, Inc.
115,000	5.05%, 06/01/2029	115,910
235,000	5.35%, 06/01/2034	237,762
235,000	Northrop Grumman Corp. 5.15%, 05/01/2040	229,725
90,000	RTX Corp. 5.75%, 11/08/2026	91,914
		1,013,951
	Agriculture - 0.5%
	BAT Capital Corp.
135,000	5.83%, 02/20/2031	139,268
60,000	6.00%, 02/20/2034	62,085
	Cargill, Inc.
255,000	2.13%, 11/10/2031(1)	214,039
110,000	4.00%, 06/22/2032(1)	104,250
60,000	4.75%, 04/24/2033(1)	59,282
	Philip Morris International, Inc.
55,000	4.75%, 11/01/2031	54,129
295,000	5.13%, 02/15/2030	298,635
135,000	5.13%, 02/13/2031	136,254
70,000	5.63%, 11/17/2029	72,609
185,000	5.63%, 09/07/2033	190,749
		1,331,300
	Apparel - 0.0%
	Tapestry, Inc.
65,000	7.05%, 11/27/2025	65,990
34,000	7.70%, 11/27/2030	34,704
		100,694
	Auto Manufacturers - 0.2%
245,000	Hyundai Capital America 5.50%, 03/30/2026(1)	246,835
250,000	Mercedes-Benz Finance North America LLC 4.95%, 03/30/2025(1)	250,122
		496,957
	Biotechnology - 0.3%
	Amgen, Inc.
75,000	5.25%, 03/02/2033	75,774
125,000	5.75%, 03/02/2063	125,181
115,000	CSL Finance PLC 4.25%, 04/27/2032(1)	110,229
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.5% - (continued)
	Biotechnology - 0.3% - (continued)
$ 105,000	Gilead Sciences, Inc. 5.25%, 10/15/2033	$107,176
	Royalty Pharma PLC
80,000	2.15%, 09/02/2031	66,296
415,000	2.20%, 09/02/2030	354,467
115,000	5.15%, 09/02/2029	115,698
		954,821
	Chemicals - 0.4%
	Celanese U.S. Holdings LLC
321,000	6.17%, 07/15/2027	328,278
125,000	6.35%, 11/15/2028	129,277
75,000	6.70%, 11/15/2033	79,735
320,000	Nutrien Ltd. 4.90%, 03/27/2028	322,317
	Sherwin-Williams Co.
212,000	2.30%, 05/15/2030	186,014
2,000	2.95%, 08/15/2029	1,844
		1,047,465
	Commercial Banks - 6.2%
	Bank of America Corp.
460,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(6)	385,513
165,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(6)	135,340
150,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(6)	132,542
1,000,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(6)	867,185
589,000	3.97%, 02/07/2030, (3.97% fixed rate until 02/07/2029; 3 mo. USD Term SOFR + 1.47% thereafter)(6)	566,858
195,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(6)	193,542
	Bank of New York Mellon Corp.
65,000	4.98%, 03/14/2030, (4.98% fixed rate until 03/14/2029; 6 mo. USD SOFR + 1.09% thereafter)(6)	65,471
110,000	5.06%, 07/22/2032, (5.06% fixed rate until 07/22/2031; 6 mo. USD SOFR + 1.23% thereafter)(6)	110,454
190,000	5.19%, 03/14/2035, (5.19% fixed rate until 03/14/2034; 6 mo. USD SOFR + 1.42% thereafter)(6)	190,586
155,000	6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(6)	163,639
	Barclays PLC
205,000	4.94%, 09/10/2030, (4.94% fixed rate until 09/10/2029; 6 mo. USD SOFR + 1.56% thereafter)(6)	202,699
310,000	5.69%, 03/12/2030, (5.69% fixed rate until 03/12/2029; 6 mo. USD SOFR + 1.74% thereafter)(6)	315,510
210,000	BNP Paribas SA 5.34%, 06/12/2029, (5.34% fixed rate until 06/12/2028; 1 yr. USD CMT + 1.50% thereafter)(1)(6)	212,600
	BPCE SA
250,000	2.05%, 10/19/2027, (2.05% fixed rate until 10/19/2026; 6 mo. USD SOFR + 1.09% thereafter)(1)(6)	235,825

7

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.5% - (continued)
	Commercial Banks - 6.2% - (continued)
$ 500,000	6.51%, 01/18/2035, (6.51% fixed rate until 01/18/2034; 6 mo. USD SOFR + 2.79% thereafter)(1)(6)	$513,639
585,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(6)	615,183
250,000	CaixaBank SA 6.68%, 09/13/2027, (6.68% fixed rate until 09/13/2026; 6 mo. USD SOFR + 2.08% thereafter)(1)(6)	257,523
140,000	Citigroup, Inc. 5.17%, 02/13/2030, (5.17% fixed rate until 02/13/2029; 6 mo. USD SOFR + 1.36% thereafter)(6)	140,941
	Citizens Financial Group, Inc.
190,000	5.72%, 07/23/2032, (5.72% fixed rate until 07/23/2031; 6 mo. USD SOFR + 1.91% thereafter)(6)	191,799
230,000	5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(6)	234,876
50,000	6.65%, 04/25/2035, (6.65% fixed rate until 04/25/2034; 6 mo. USD SOFR + 2.33% thereafter)(6)	53,364
35,000	Comerica, Inc. 5.98%, 01/30/2030, (5.98% fixed rate until 01/30/2029; 6 mo. USD SOFR + 2.16% thereafter)(6)	35,460
405,000	Credit Agricole SA 5.34%, 01/10/2030, (5.34% fixed rate until 01/10/2029; 6 mo. USD SOFR + 1.69% thereafter)(1)(6)	408,931
200,000	Danske Bank AS 6.26%, 09/22/2026, (6.26% fixed rate until 09/22/2025; 1 yr. USD CMT + 1.18% thereafter)(1)(6)	202,107
	Deutsche Bank AG
150,000	5.40%, 09/11/2035, (5.40% fixed rate until 09/11/2034; 6 mo. USD SOFR + 2.05% thereafter)(6)	145,628
150,000	5.41%, 05/10/2029	152,248
35,000	Fifth Third Bancorp 6.34%, 07/27/2029, (6.34% fixed rate until 07/27/2028; 6 mo. USD SOFR + 2.34% thereafter)(6)	36,522
	Goldman Sachs Group, Inc.
75,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 6 mo. USD SOFR + 1.09% thereafter)(6)	62,562
140,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(6)	118,011
106,000	2.60%, 02/07/2030	94,734
315,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(6)	271,174
50,000	3.80%, 03/15/2030	47,316
210,000	4.69%, 10/23/2030, (4.69% fixed rate until 10/23/2029; 6 mo. USD SOFR + 1.14% thereafter)(6)	207,254
115,000	5.02%, 10/23/2035, (5.02% fixed rate until 10/23/2034; 6 mo. USD SOFR + 1.42% thereafter)(6)	112,287
275,000	5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(6)	275,635
215,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(6)	221,047
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.5% - (continued)
	Commercial Banks - 6.2% - (continued)
	HSBC Holdings PLC
$ 230,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 6 mo. USD SOFR + 1.29% thereafter)(6)	$207,130
205,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD Term SOFR + 1.80% thereafter)(6)	201,582
490,000	5.73%, 05/17/2032, (5.73% fixed rate until 05/17/2031; 6 mo. USD SOFR + 1.52% thereafter)(6)	502,227
210,000	Intesa Sanpaolo SpA 7.80%, 11/28/2053(1)	241,583
	JP Morgan Chase & Co.
224,000	1.95%, 02/04/2032, (1.95% fixed rate until 02/04/2031; 6 mo. USD SOFR + 1.07% thereafter)(6)	187,375
320,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(6)	273,022
70,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD Term SOFR + 1.25% thereafter)(6)	60,654
275,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(6)	273,057
200,000	4.91%, 07/25/2033, (4.91% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.08% thereafter)(6)	198,019
45,000	4.95%, 10/22/2035, (4.95% fixed rate until 10/22/2034; 6 mo. USD SOFR + 1.34% thereafter)(6)	44,108
275,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(6)	275,884
265,000	5.29%, 07/22/2035, (5.29% fixed rate until 07/22/2034; 6 mo. USD SOFR + 1.46% thereafter)(6)	266,481
370,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(6)	373,189
200,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(6)	205,154
130,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(6)	133,325
215,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(6)	224,264
30,000	M&T Bank Corp. 7.41%, 10/30/2029, (7.41% fixed rate until 10/30/2028; 6 mo. USD SOFR + 2.80% thereafter)(6)	32,296
250,000	Manufacturers & Traders Trust Co. 4.70%, 01/27/2028	247,692
	Morgan Stanley
242,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(6)	199,463
45,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(6)	37,175
87,000	2.19%, 04/28/2026, (2.19% fixed rate until 04/28/2025; 6 mo. USD SOFR + 1.99% thereafter)(6)	85,778

8

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.5% - (continued)
	Commercial Banks - 6.2% - (continued)
$ 307,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(6)	$274,672
141,000	3.97%, 07/22/2038(3)	122,690
50,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(6)	50,965
235,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(6)	241,240
245,000	NatWest Group PLC 5.85%, 03/02/2027, (5.85% fixed rate until 03/02/2026; 1 yr. USD CMT + 1.35% thereafter)(6)	247,865
245,000	Norinchukin Bank 5.43%, 03/09/2028(1)(7)	248,435
200,000	PNC Financial Services Group, Inc. 4.81%, 10/21/2032, (4.81% fixed rate until 10/21/2031; 6 mo. USD SOFR + 1.26% thereafter)(6)	196,082
495,000	Societe Generale SA 6.07%, 01/19/2035, (6.07% fixed rate until 01/19/2034; 1 yr. USD CMT + 2.10% thereafter)(1)(6)	500,717
200,000	Standard Chartered PLC 5.01%, 10/15/2030, (5.01% fixed rate until 10/15/2029; 1 yr. USD CMT + 1.15% thereafter)(1)(6)	197,627
	UBS Group AG
250,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.73% thereafter)(1)(6)	220,408
200,000	6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(1)(6)	208,832
530,000	6.54%, 08/12/2033, (6.54% fixed rate until 08/12/2032; 6 mo. USD SOFR + 3.92% thereafter)(1)(6)	569,259
	Wells Fargo & Co.
300,000	2.88%, 10/30/2030, (2.88% fixed rate until 10/30/2029; 3 mo. USD Term SOFR + 1.43% thereafter)(6)	271,969
210,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(6)	186,593
70,000	4.54%, 08/15/2026, (4.54% fixed rate until 08/15/2025; 6 mo. USD SOFR + 1.56% thereafter)(6)	69,717
260,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(6)	255,114
211,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD Term SOFR + 4.50% thereafter)(6)	197,158
140,000	5.50%, 01/23/2035, (5.50% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.78% thereafter)(6)	141,992
500,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(6)	510,602
150,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(6)	157,191
120,000	6.49%, 10/23/2034, (6.49% fixed rate until 10/23/2033; 6 mo. USD SOFR + 2.06% thereafter)(6)	129,664
		17,444,255
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.5% - (continued)
	Commercial Services - 0.0%
	Howard University
$ 100,000	2.90%, 10/01/2031	$84,934
70,000	3.48%, 10/01/2041	52,161
		137,095
	Construction Materials - 0.0%
45,000	Trane Technologies Financing Ltd. 5.10%, 06/13/2034	45,501
	Diversified Financial Services - 0.4%
95,000	BlackRock Funding, Inc. 4.90%, 01/08/2035	94,820
	Capital One Financial Corp.
105,000	1.88%, 11/02/2027, (1.88% fixed rate until 11/02/2026; 6 mo. USD SOFR + 0.86% thereafter)(6)	98,990
140,000	3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 6 mo. USD SOFR + 1.79% thereafter)(6)	129,812
65,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 6 mo. USD SOFR + 2.60% thereafter)(6)	65,005
460,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(6)	511,168
140,000	Discover Financial Services 7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(6)	160,858
		1,060,653
	Electric - 4.1%
	Alabama Power Co.
100,000	3.45%, 10/01/2049	73,175
42,000	4.15%, 08/15/2044	35,398
	Arizona Public Service Co.
110,000	5.55%, 08/01/2033	111,430
30,000	6.35%, 12/15/2032	32,205
155,000	Baltimore Gas & Electric Co. 5.65%, 06/01/2054	159,714
	CenterPoint Energy, Inc.
250,000	5.25%, 08/10/2026	251,828
225,000	5.40%, 06/01/2029	229,152
65,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	58,251
	Consolidated Edison Co. of New York, Inc.
195,000	3.20%, 12/01/2051	133,348
85,000	5.70%, 05/15/2054	87,869
10,000	Dominion Energy, Inc. 6.30%, 03/15/2033	10,712
35,000	Duke Energy Carolinas LLC 3.55%, 03/15/2052	25,666
	Duke Energy Corp.
95,000	2.45%, 06/01/2030	83,523
775,000	2.55%, 06/15/2031	666,252
70,000	3.50%, 06/15/2051	48,926
120,000	3.75%, 09/01/2046	90,198
25,000	5.00%, 08/15/2052	22,567
60,000	5.80%, 06/15/2054	60,149
82,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	57,301
170,000	Duke Energy Ohio, Inc. 5.55%, 03/15/2054	170,755
	Edison International
95,000	4.13%, 03/15/2028	92,776
10,000	5.25%, 11/15/2028	10,073
120,000	5.25%, 03/15/2032	119,921
60,000	6.95%, 11/15/2029	64,871
234,000	Evergy, Inc. 2.90%, 09/15/2029	213,442
	Eversource Energy
445,000	5.13%, 05/15/2033	439,019
245,000	5.45%, 03/01/2028	249,874
125,000	5.50%, 01/01/2034	125,878
70,000	FirstEnergy Corp. 3.90%, 07/15/2027(5)	68,325

9

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.5% - (continued)
	Electric - 4.1% - (continued)
	FirstEnergy Pennsylvania Electric Co.
$ 27,000	5.15%, 03/30/2026(1)	$27,018
15,000	5.20%, 04/01/2028(1)	15,113
250,000	Florida Power & Light Co. 4.63%, 05/15/2030	249,544
	Georgia Power Co.
71,000	4.30%, 03/15/2042	61,892
240,000	4.65%, 05/16/2028	240,257
55,000	4.70%, 05/15/2032	54,446
147,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	132,345
70,000	Monongahela Power Co. 5.85%, 02/15/2034(1)	72,172
295,000	National Grid PLC 5.60%, 06/12/2028	301,966
554,000	NextEra Energy Capital Holdings, Inc. 2.25%, 06/01/2030	482,411
90,000	NSTAR Electric Co. 5.40%, 06/01/2034	91,960
	Oglethorpe Power Corp.
184,000	5.05%, 10/01/2048	167,599
25,000	5.25%, 09/01/2050	23,233
25,000	5.80%, 06/01/2054(1)	25,447
115,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	116,389
225,000	Ohio Power Co. 5.00%, 06/01/2033	222,019
	Pacific Gas & Electric Co.
755,000	2.50%, 02/01/2031	647,686
175,000	3.25%, 06/01/2031	156,187
260,000	4.55%, 07/01/2030	252,402
215,000	5.45%, 06/15/2027	217,969
140,000	6.10%, 01/15/2029	145,367
95,000	6.15%, 01/15/2033	99,408
175,000	6.40%, 06/15/2033	186,236
105,000	Public Service Electric & Gas Co. 5.45%, 03/01/2054	106,607
	Public Service Enterprise Group, Inc.
50,000	5.45%, 04/01/2034	50,566
95,000	6.13%, 10/15/2033	100,558
	Puget Energy, Inc.
699,000	3.65%, 05/15/2025	692,816
60,000	4.22%, 03/15/2032	55,011
	Southern California Edison Co.
77,000	2.25%, 06/01/2030	67,433
75,000	2.75%, 02/01/2032	64,957
216,000	3.65%, 02/01/2050	160,885
2,000	4.00%, 04/01/2047	1,610
505,000	4.90%, 06/01/2026	507,387
100,000	5.20%, 06/01/2034	100,292
85,000	5.75%, 04/15/2054	86,998
	Southern Co.
4,000	3.25%, 07/01/2026	3,910
153,000	3.70%, 04/30/2030	144,262
190,000	4.85%, 06/15/2028	191,243
240,000	4.85%, 03/15/2035	233,439
175,000	5.20%, 06/15/2033	175,721
95,000	5.70%, 03/15/2034	98,753
55,000	Southwestern Electric Power Co. 5.30%, 04/01/2033	55,103
	Virginia Electric & Power Co.
62,000	2.45%, 12/15/2050	36,583
310,000	5.00%, 04/01/2033	307,875
315,000	5.00%, 01/15/2034	312,222
75,000	5.05%, 08/15/2034	74,520
50,000	5.35%, 01/15/2054	48,969
110,000	Wisconsin Power & Light Co. 5.38%, 03/30/2034	111,424
80,000	Xcel Energy, Inc. 4.60%, 06/01/2032	76,792
		11,647,600
	Entertainment - 0.4%
	Warnermedia Holdings, Inc.
500,000	4.28%, 03/15/2032	438,167
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.5% - (continued)
	Entertainment - 0.4% - (continued)
$ 215,000	5.05%, 03/15/2042	$171,579
850,000	5.14%, 03/15/2052	640,236
		1,249,982
	Environmental Control - 0.3%
	Republic Services, Inc.
80,000	1.45%, 02/15/2031	65,576
245,000	5.20%, 11/15/2034	247,820
	Waste Management, Inc.
250,000	4.95%, 07/03/2031	252,251
240,000	4.95%, 03/15/2035	238,227
		803,874
	Food - 0.2%
	Conagra Brands, Inc.
307,000	4.85%, 11/01/2028	306,140
210,000	5.30%, 10/01/2026	211,974
	Tyson Foods, Inc.
30,000	5.40%, 03/15/2029	30,509
75,000	5.70%, 03/15/2034	76,445
		625,068
	Gas - 0.7%
250,000	Atmos Energy Corp. 5.90%, 11/15/2033	266,054
125,000	Boston Gas Co. 3.76%, 03/16/2032(1)	112,116
235,000	Brooklyn Union Gas Co. 4.87%, 08/05/2032(1)	224,666
55,000	East Ohio Gas Co. 3.00%, 06/15/2050(1)	35,072
	NiSource, Inc.
75,000	1.70%, 02/15/2031	61,977
242,000	3.49%, 05/15/2027	235,534
250,000	5.25%, 03/30/2028	253,601
90,000	5.40%, 06/30/2033	90,948
	Southern California Gas Co.
265,000	5.20%, 06/01/2033	268,757
266,000	5.60%, 04/01/2054	269,174
25,000	5.75%, 06/01/2053	25,772
	Southwest Gas Corp.
199,000	2.20%, 06/15/2030	171,106
35,000	4.15%, 06/01/2049	27,579
		2,042,356
	Healthcare - Products - 0.2%
200,000	Alcon Finance Corp. 3.00%, 09/23/2029(1)	184,945
85,000	Smith & Nephew PLC 5.40%, 03/20/2034	85,412
	Solventum Corp.
235,000	5.40%, 03/01/2029(1)	237,992
35,000	5.45%, 03/13/2031(1)	35,294
		543,643
	Healthcare - Services - 0.9%
295,000	Cigna Group 5.00%, 05/15/2029	296,514
165,000	CommonSpirit Health 5.21%, 12/01/2031	165,875
	Elevance Health, Inc.
155,000	4.50%, 10/30/2026	154,767
260,000	4.95%, 11/01/2031	258,156
	HCA, Inc.
45,000	5.38%, 02/01/2025	45,002
30,000	5.45%, 04/01/2031	30,335
80,000	5.45%, 09/15/2034	79,432
205,000	5.60%, 04/01/2034	206,094
175,000	Kaiser Foundation Hospitals 2.81%, 06/01/2041	128,126
205,000	Laboratory Corp. of America Holdings 4.55%, 04/01/2032	196,873
	UnitedHealth Group, Inc.
20,000	3.50%, 08/15/2039	16,385
87,000	4.75%, 07/15/2045	80,071
185,000	4.95%, 01/15/2032	185,426
35,000	4.95%, 05/15/2062	31,833
105,000	5.35%, 02/15/2033	107,829

10

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.5% - (continued)
	Healthcare - Services - 0.9% - (continued)
$ 275,000	5.38%, 04/15/2054	$270,343
140,000	5.75%, 07/15/2064	142,681
55,000	5.88%, 02/15/2053	57,641
65,000	6.05%, 02/15/2063	69,036
		2,522,419
	Household Products - 0.1%
245,000	Kenvue, Inc. 5.50%, 03/22/2025	245,446
	Insurance - 1.2%
25,000	Aon Corp./Aon Global Holdings PLC 5.35%, 02/28/2033	25,326
325,000	Aon North America, Inc. 5.45%, 03/01/2034	329,930
	Athene Global Funding
350,000	2.65%, 10/04/2031(1)	295,969
80,000	2.72%, 01/07/2029(1)	72,598
345,000	4.72%, 10/08/2029(1)	338,722
330,000	5.68%, 02/23/2026(1)	332,614
70,000	Athene Holding Ltd. 5.88%, 01/15/2034	71,270
315,000	Brighthouse Financial Global Funding 5.65%, 06/10/2029(1)	318,774
135,000	Corebridge Financial, Inc. 5.75%, 01/15/2034	138,202
	Corebridge Global Funding
245,000	5.20%, 06/24/2029(1)	246,711
50,000	5.90%, 09/19/2028(1)	51,631
200,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	180,685
85,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	83,365
80,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	75,750
320,000	Metropolitan Life Global Funding I 2.40%, 01/11/2032(1)	271,073
190,000	Principal Financial Group, Inc. 5.38%, 03/15/2033	193,413
40,000	Principal Life Global Funding II 5.10%, 01/25/2029(1)	40,432
150,000	Protective Life Global Funding 5.22%, 06/12/2029(1)	152,890
259,000	Willis North America, Inc. 2.95%, 09/15/2029	236,361
		3,455,716
	Internet - 0.1%
375,000	Meta Platforms, Inc. 4.60%, 05/15/2028	377,513
65,000	Uber Technologies, Inc. 4.80%, 09/15/2034	63,012
		440,525
	Investment Company Security - 0.2%
525,000	Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	495,240
	IT Services - 0.3%
410,000	Accenture Capital, Inc. 4.25%, 10/04/2031	397,385
250,000	Apple, Inc. 4.15%, 05/10/2030	248,626
170,000	Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	164,968
		810,979
	Machinery-Diversified - 0.1%
	AGCO Corp.
45,000	5.45%, 03/21/2027	45,494
30,000	5.80%, 03/21/2034	30,513
365,000	Otis Worldwide Corp. 2.57%, 02/15/2030	325,583
		401,590
	Media - 1.2%
	Charter Communications Operating LLC/Charter Communications Operating Capital
40,000	3.50%, 03/01/2042	27,034
35,000	3.70%, 04/01/2051	21,861
191,000	3.85%, 04/01/2061	114,718
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.5% - (continued)
	Media - 1.2% - (continued)
$ 482,000	4.20%, 03/15/2028	$464,465
380,000	4.40%, 12/01/2061	253,885
315,000	6.55%, 06/01/2034	320,891
	Comcast Corp.
215,000	2.89%, 11/01/2051	136,477
379,000	3.20%, 07/15/2036	312,441
210,000	3.75%, 04/01/2040	173,456
425,000	4.55%, 01/15/2029	423,689
90,000	5.65%, 06/01/2054	91,309
	Cox Communications, Inc.
195,000	2.60%, 06/15/2031(1)	165,086
275,000	5.45%, 09/01/2034(1)	268,041
23,000	Discovery Communications LLC 4.13%, 05/15/2029	21,397
	Paramount Global
40,000	4.20%, 05/19/2032	34,857
165,000	4.38%, 03/15/2043	118,907
70,000	4.95%, 01/15/2031	65,030
20,000	4.95%, 05/19/2050	14,911
240,000	5.85%, 09/01/2043	204,252
50,000	6.88%, 04/30/2036	49,873
		3,282,580
	Mining - 0.6%
	BHP Billiton Finance USA Ltd.
150,000	4.90%, 02/28/2033	149,684
210,000	5.25%, 09/08/2033	213,480
	Glencore Funding LLC
350,000	5.37%, 04/04/2029(1)	354,972
387,000	5.63%, 04/04/2034(1)	392,992
240,000	6.38%, 10/06/2030(1)	254,958
195,000	Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	210,782
		1,576,868
	Office/Business Equipment - 0.0%
80,000	CDW LLC/CDW Finance Corp. 2.67%, 12/01/2026	76,332
	Oil & Gas - 1.4%
	Aker BP ASA
200,000	3.10%, 07/15/2031(1)	175,069
155,000	5.80%, 10/01/2054(1)	145,188
	BP Capital Markets America, Inc.
90,000	3.06%, 06/17/2041	66,619
130,000	3.38%, 02/08/2061	86,193
225,000	4.81%, 02/13/2033	220,377
35,000	4.89%, 09/11/2033	34,409
65,000	5.23%, 11/17/2034	65,332
	ConocoPhillips Co.
231,000	3.80%, 03/15/2052	175,607
75,000	4.03%, 03/15/2062	56,946
55,000	5.30%, 05/15/2053	53,008
105,000	5.70%, 09/15/2063	105,982
	Diamondback Energy, Inc.
40,000	5.75%, 04/18/2054	38,853
45,000	5.90%, 04/18/2064	43,583
35,000	6.25%, 03/15/2053	36,167
315,000	Eni SpA 5.50%, 05/15/2034(1)	316,735
232,000	Equinor ASA 3.63%, 04/06/2040	191,712
	Hess Corp.
143,000	7.13%, 03/15/2033	160,213
221,000	7.30%, 08/15/2031	247,218
60,000	Ovintiv, Inc. 7.38%, 11/01/2031	65,764
	Phillips 66 Co.
165,000	4.95%, 12/01/2027	166,600
195,000	5.25%, 06/15/2031	196,668
61,000	5.30%, 06/30/2033	61,097

11

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.5% - (continued)
	Oil & Gas - 1.4% - (continued)
$ 200,000	Pioneer Natural Resources Co. 5.10%, 03/29/2026	$201,499
200,000	Saudi Arabian Oil Co. 5.25%, 07/17/2034(1)	200,156
75,000	Shell Finance U.S., Inc. 3.25%, 04/06/2050	52,798
265,000	Shell International Finance BV 3.00%, 11/26/2051	175,732
	TotalEnergies Capital SA
135,000	4.72%, 09/10/2034	131,785
20,000	5.28%, 09/10/2054	19,193
170,000	5.43%, 09/10/2064	163,635
275,000	5.64%, 04/05/2064	274,033
		3,928,171
	Pharmaceuticals - 0.5%
	AbbVie, Inc.
73,000	3.20%, 11/21/2029	68,236
145,000	4.95%, 03/15/2031	146,491
40,000	5.40%, 03/15/2054	40,303
135,000	Bristol-Myers Squibb Co. 5.55%, 02/22/2054	136,556
	CVS Health Corp.
214,000	2.70%, 08/21/2040	142,510
7,000	4.13%, 04/01/2040	5,653
325,000	5.00%, 01/30/2029	323,927
165,000	5.05%, 03/25/2048	142,350
	Eli Lilly & Co.
70,000	4.20%, 08/14/2029	69,188
50,000	4.60%, 08/14/2034	48,871
10,000	5.05%, 08/14/2054	9,707
250,000	Pfizer Investment Enterprises Pte. Ltd. 4.45%, 05/19/2028	249,080
		1,382,872
	Pipelines - 1.1%
	Columbia Pipelines Holding Co. LLC
58,000	5.10%, 10/01/2031(1)	56,710
100,000	5.68%, 01/15/2034(1)	99,779
100,000	6.04%, 08/15/2028(1)	102,936
	Columbia Pipelines Operating Co. LLC
225,000	5.93%, 08/15/2030(1)	233,814
55,000	6.04%, 11/15/2033(1)	56,956
310,000	EIG Pearl Holdings SARL 3.55%, 08/31/2036(1)	268,469
	Enbridge, Inc.
265,000	5.63%, 04/05/2034	269,477
105,000	5.70%, 03/08/2033	107,674
30,000	6.00%, 11/15/2028	31,283
	Energy Transfer LP
25,000	5.15%, 03/15/2045	22,311
60,000	5.25%, 07/01/2029	60,596
125,000	6.40%, 12/01/2030	132,523
	Enterprise Products Operating LLC
40,000	3.30%, 02/15/2053	27,315
140,000	4.95%, 02/15/2035	137,734
200,000	Galaxy Pipeline Assets Bidco Ltd. 2.63%, 03/31/2036(1)	165,617
200,000	Greensaif Pipelines Bidco SARL 5.85%, 02/23/2036(1)	200,203
	MPLX LP
50,000	2.65%, 08/15/2030	43,998
135,000	5.50%, 06/01/2034	134,730
	ONEOK, Inc.
100,000	4.40%, 10/15/2029	97,410
85,000	4.75%, 10/15/2031	83,004
125,000	5.05%, 11/01/2034	121,285
150,000	5.85%, 11/01/2064	144,734
60,000	6.10%, 11/15/2032	63,153
130,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	119,124
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.5% - (continued)
	Pipelines - 1.1% - (continued)
$ 175,000	Transcontinental Gas Pipe Line Co. LLC 3.25%, 05/15/2030	$159,875
	Whistler Pipeline LLC
10,000	5.40%, 09/30/2029(1)	10,044
85,000	5.70%, 09/30/2031(1)	85,823
65,000	5.95%, 09/30/2034(1)	65,625
		3,102,202
	Real Estate Investment Trusts - 0.6%
	American Tower Corp.
110,000	3.80%, 08/15/2029	104,600
275,000	5.25%, 07/15/2028	278,278
	Crown Castle, Inc.
40,000	2.50%, 07/15/2031	33,901
20,000	3.25%, 01/15/2051	13,599
214,000	3.80%, 02/15/2028	206,789
275,000	4.80%, 09/01/2028	273,497
211,000	5.60%, 06/01/2029	216,283
135,000	GLP Capital LP/GLP Financing II, Inc. 5.30%, 01/15/2029	134,463
85,000	NNN, Inc. 5.50%, 06/15/2034	86,022
135,000	Realty Income Corp. 4.90%, 07/15/2033	132,719
235,000	Simon Property Group LP 4.75%, 09/26/2034	225,524
		1,705,675
	Retail - 0.3%
	AutoZone, Inc.
155,000	5.40%, 07/15/2034	155,931
125,000	6.55%, 11/01/2033	135,981
40,000	Home Depot, Inc. 5.30%, 06/25/2054	39,740
180,000	Lowe's Cos., Inc. 4.80%, 04/01/2026	180,455
	O'Reilly Automotive, Inc.
89,000	4.70%, 06/15/2032	87,070
125,000	5.75%, 11/20/2026	127,493
		726,670
	Semiconductors - 0.6%
	Broadcom, Inc.
280,000	4.15%, 02/15/2028	275,085
100,000	5.05%, 07/12/2029	100,853
600,000	Foundry JV Holdco LLC 6.15%, 01/25/2032(1)	610,068
	Intel Corp.
143,000	3.25%, 11/15/2049	91,307
145,000	3.73%, 12/08/2047	100,834
90,000	4.75%, 03/25/2050	73,649
170,000	5.15%, 02/21/2034	166,088
55,000	5.90%, 02/10/2063	52,232
175,000	Marvell Technology, Inc. 5.75%, 02/15/2029	180,171
180,000	NVIDIA Corp. 3.50%, 04/01/2040	152,081
		1,802,368
	Software - 0.3%
105,000	Constellation Software, Inc. 5.46%, 02/16/2034(1)	106,697
	Oracle Corp.
70,000	2.95%, 04/01/2030	63,511
219,000	3.60%, 04/01/2040	174,424
67,000	3.80%, 11/15/2037	56,868
330,000	5.38%, 07/15/2040	322,967
36,000	6.15%, 11/09/2029	38,085
205,000	Roper Technologies, Inc. 4.75%, 02/15/2032	201,877
		964,429
	Telecommunications - 0.6%
	AT&T, Inc.
265,000	2.55%, 12/01/2033	215,565
165,000	3.50%, 06/01/2041	129,354
49,000	3.65%, 09/15/2059	33,623
35,000	5.40%, 02/15/2034	35,536

12

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.5% - (continued)
	Telecommunications - 0.6% - (continued)
$ 245,000	5.54%, 02/20/2026	$244,978
	Cisco Systems, Inc.
210,000	4.95%, 02/26/2031	212,754
85,000	5.35%, 02/26/2064	85,305
	T-Mobile USA, Inc.
210,000	3.00%, 02/15/2041	154,274
110,000	3.88%, 04/15/2030	104,469
175,000	4.70%, 01/15/2035	168,577
200,000	4.80%, 07/15/2028	200,090
		1,584,525
	Transportation - 0.0%
105,000	Ryder System, Inc. 4.90%, 12/01/2029	104,777
	Trucking & Leasing - 0.1%
	Penske Truck Leasing Co. LP/PTL Finance Corp.
55,000	4.40%, 07/01/2027(1)	54,314
55,000	5.35%, 03/30/2029(1)	55,646
7,000	5.55%, 05/01/2028(1)	7,134
75,000	6.05%, 08/01/2028(1)	77,617
		194,711
	Total Corporate Bonds (cost $70,759,899)	$69,349,310
FOREIGN GOVERNMENT OBLIGATIONS - 1.4%
	Bermuda - 0.2%
	Bermuda Government International Bonds
400,000	2.38%, 08/20/2030(8)	$343,200
200,000	5.00%, 07/15/2032(8)	195,000
		538,200
	Hungary - 0.3%
	Hungary Government International Bonds
305,000	5.50%, 03/26/2036(1)	293,900
465,000	6.13%, 05/22/2028(1)	478,355
		772,255
	Israel - 0.0%
200,000	Israel Government International Bonds 5.75%, 03/12/2054	182,801
	Mexico - 0.4%
	Mexico Government International Bonds
890,000	6.00%, 05/07/2036	863,447
400,000	6.40%, 05/07/2054	374,983
		1,238,430
	Peru - 0.1%
	Peru Government International Bonds
65,000	3.00%, 01/15/2034	53,410
260,000	5.38%, 02/08/2035	255,798
		309,208
	Romania - 0.4%
	Romania Government International Bonds
466,000	3.00%, 02/14/2031(8)	394,306
654,000	5.88%, 01/30/2029(1)	657,766
		1,052,072
	Total Foreign Government Obligations (cost $4,275,564)	$4,092,966
MUNICIPAL BONDS - 0.5%
	Build America Bonds - 0.1%
155,000	State of California, CA, GO 7.30%, 10/01/2039	$180,494
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.5% - (continued)
	Development - 0.1%
$ 295,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	$284,417
	General - 0.2%
40,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 3.91%, 12/01/2040	34,660
134,644	Commonwealth of Massachusetts, MA, Rev 4.11%, 07/15/2031	131,956
	County of Riverside, CA, Rev
55,000	2.96%, 02/15/2027	53,096
55,000	3.07%, 02/15/2028	52,490
65,000	Dist of Columbia, DC, Rev 3.43%, 04/01/2042	51,730
230,000	State Board of Administration Finance Corp., FL, Rev 1.26%, 07/01/2025(7)	224,428
		548,360
	Higher Education - 0.0%
	Marshall University, WV, Rev, (AGM)
10,000	2.91%, 05/01/2026	9,747
10,000	3.63%, 05/01/2034	8,926
		18,673
	Transportation - 0.0%
	Metropolitan Transportation Auth, NY, Rev
15,000	4.75%, 11/15/2045	15,414
5,000	5.18%, 11/15/2049	4,442
115,000	6.81%, 11/15/2040	126,169
		146,025
	Utilities - 0.1%
301,244	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	305,759
	Total Municipal Bonds (cost $1,618,420)	$1,483,728
U.S. GOVERNMENT AGENCIES - 27.4%
	Mortgage-Backed Agencies - 27.4%
	Federal Home Loan Mortgage Corp. - 3.7%
226,831	0.88%, 11/25/2030(2)(3)	$9,522
96,348	1.11%, 01/25/2030(2)(3)	4,476
1,403,146	1.11%, 06/25/2030(2)(3)	71,560
5,489	1.13%, 12/15/2027	5,278
6,690	1.25%, 12/15/2027	6,427
1,529,828	1.38%, 06/25/2030(2)(3)	94,017
1,089,817	1.43%, 05/25/2030(2)(3)	70,147
429,928	1.50%, 12/25/2050	337,798
1,220,196	1.57%, 05/25/2030(2)(3)	85,171
173,070	1.69%, 04/25/2030(2)(3)	12,348
397,855	2.00%, 07/25/2050	342,630
206,282	2.00%, 10/01/2051	165,670
2,152,433	2.00%, 12/01/2051	1,715,351
3,307,206	2.00%, 01/01/2052	2,630,424
17,782	2.50%, 12/15/2042	16,039
922,902	2.50%, 09/01/2051	764,037
1,555,701	4.50%, 08/01/2052	1,477,461
1,952,817	5.00%, 11/01/2052	1,907,132
94,967	6.71%, 11/25/2043, 30 day USD SOFR Average + 1.85%(1)(4)	96,034
270,000	8.21%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(4)	281,137
285,000	8.41%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(4)	299,226
120,000	9.86%, 03/25/2052, 30 day USD SOFR Average + 5.00%(1)(4)	131,552
		10,523,437
	Federal National Mortgage Association - 6.1%
28,391	1.25%, 02/25/2028	27,221

13

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 27.4% - (continued)
	Mortgage-Backed Agencies - 27.4% - (continued)
	Federal National Mortgage Association - 6.1% - (continued)
$ 5,982	1.50%, 09/25/2027	$5,771
134,221	2.00%, 10/01/2051	107,163
468,870	2.00%, 11/01/2051	371,959
5,381,385	2.00%, 04/01/2052	4,279,116
906,774	2.50%, 02/01/2052	750,646
1,185,536	2.50%, 05/01/2052	981,582
929,607	2.50%, 06/01/2052	774,333
897,470	2.50%, 07/01/2052	747,024
749,411	2.50%, 08/01/2052	620,376
282,000	3.00%, 12/25/2045	242,285
336,043	3.00%, 10/25/2046	295,975
313,000	3.00%, 03/25/2047	268,828
176,889	3.00%, 03/01/2050	154,954
1,795,870	3.00%, 11/01/2051	1,560,581
470,815	3.50%, 08/01/2043	430,419
735,000	4.50%, 12/25/2041	696,716
2,870,459	4.50%, 12/01/2052	2,729,247
2,233,293	5.50%, 06/01/2053	2,221,455
		17,265,651
	Government National Mortgage Association - 5.4%
2,133,728	2.00%, 12/20/2050	1,742,914
2,250,000	2.00%, 11/20/2054(9)	1,834,415
1,945,392	2.50%, 03/20/2051	1,651,456
1,196,067	2.50%, 07/20/2051	1,014,183
1,841,272	3.00%, 04/20/2051	1,617,405
396,584	3.00%, 05/20/2051	348,417
2,013,359	3.00%, 10/20/2051	1,766,582
3,034,372	3.50%, 08/20/2052	2,742,891
1,650,000	4.00%, 11/20/2054(9)	1,535,918
1,100,000	5.00%, 11/20/2054(9)	1,074,382
		15,328,563
	Uniform Mortgage-Backed Security - 12.2%
1,200,000	1.50%, 11/01/2039(9)	1,039,000
300,000	1.50%, 11/01/2054(9)	226,307
1,300,000	2.50%, 11/01/2039(9)	1,186,561
4,263,000	2.50%, 11/01/2054(9)	3,526,289
750,000	3.00%, 11/01/2039(9)	700,576
1,850,000	3.50%, 11/01/2054(9)	1,653,802
3,450,000	4.00%, 11/01/2054(9)	3,187,219
10,310,000	5.50%, 11/01/2054(9)	10,212,045
12,692,000	6.00%, 11/01/2054(9)	12,772,908
		34,504,707
	Total U.S. Government Agencies (cost $80,181,490)	$77,622,358
U.S. GOVERNMENT SECURITIES - 35.9%
	U.S. Treasury Securities - 35.9%
	U.S. Treasury Bonds - 9.9%
1,570,000	1.25%, 05/15/2050	$788,864
1,010,000	1.38%, 08/15/2050	522,438
2,455,000	1.63%, 11/15/2050	1,356,867
630,000	2.00%, 02/15/2050	386,515
1,248,000	2.38%, 11/15/2049	835,526
1,105,000	2.50%, 02/15/2045	795,643
1,935,000	2.88%, 05/15/2052	1,429,330
7,170,000	3.00%, 02/15/2047	5,541,906
1,525,000	3.00%, 02/15/2048	1,170,437
6,105,000	3.00%, 08/15/2052	4,629,307
1,080,000	3.13%, 05/15/2048	846,914
1,780,000	3.38%, 08/15/2042	1,521,413
2,010,000	3.38%, 11/15/2048	1,644,274
1,825,000	3.63%, 08/15/2043	1,601,865
1,840,000	3.63%, 02/15/2044	1,607,916
1,464,000	3.75%, 11/15/2043	1,305,648
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 35.9% - (continued)
	U.S. Treasury Securities - 35.9% - (continued)
	U.S. Treasury Bonds - 9.9% - (continued)
$ 790,000	4.25%, 08/15/2054		$760,252
1,305,000	4.50%, 02/15/2044		1,290,727
			28,035,842
	U.S. Treasury Inflation-Indexed Bonds - 0.5%
759,128	0.25%, 02/15/2050(10)		474,375
41,075	0.63%, 02/15/2043(10)		31,657
501,293	0.75%, 02/15/2045(10)		383,256
526,765	1.38%, 02/15/2044(10)		460,931
			1,350,219
	U.S. Treasury Inflation-Indexed Notes - 0.5%
1,607,774	1.75%, 01/15/2034(10)		1,577,218
	U.S. Treasury Notes - 25.0%
9,493,000	0.38%, 09/30/2027		8,519,968
3,850,000	0.63%, 05/15/2030		3,177,002
6,125,000	1.88%, 02/28/2029		5,573,989
4,565,000	2.75%, 08/15/2032		4,113,671
10,735,000	2.88%, 05/15/2028(11)(12)		10,285,472
1,835,000	2.88%, 05/15/2032		1,673,577
8,608,000	3.50%, 09/30/2026		8,503,090
4,785,000	3.75%, 06/30/2030		4,679,207
4,235,000	3.75%, 12/31/2030		4,129,621
8,750,000	4.25%, 03/15/2027		8,772,900
5,136,000	4.38%, 05/15/2034		5,172,113
5,625,000	4.50%, 03/31/2026		5,644,116
645,000	4.50%, 11/15/2033		655,733
			70,900,459
	Total U.S. Government Securities (cost $111,564,749)		$101,863,738
	Total Long-Term Investments (cost $327,127,952)		$310,775,430
SHORT-TERM INVESTMENTS - 1.0%
	Repurchase Agreements - 0.9%
2,404,933	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $2,405,257; collateralized by U.S. Treasury Note at 0.88%, maturing 06/30/2026, with a market value of $2,453,040		$2,404,933
	Securities Lending Collateral - 0.1%
52,993	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(13)		52,993
176,642	HSBC U.S. Government Money Market Fund, Institutional Class, 4.78%(13)		176,642
52,993	Invesco Government & Agency Portfolio, Institutional Class, 4.76%(13)		52,993
52,993	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(13)		52,993
			335,621
	Total Short-Term Investments (cost $2,740,554)		$2,740,554
	Total Investments (cost $329,868,506)	110.6%	$313,515,984
	Other Assets and Liabilities	(10.6)%	(30,133,424)
	Net Assets	100.0%	$283,382,560
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.

14

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2024, the aggregate value of these securities was
$64,209,236, representing 22.7% of net assets.

(2)	Securities disclosed are interest-only strips.
(3)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2024. Base lending rates may be subject to a floor or cap.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Represents entire or partial securities on loan.
(8)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2024, the aggregate value of these securities was $932,506, representing 0.3% of net assets.

(9)	Represents or includes a TBA transaction.
(10)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(11)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of October 31, 2024, the market value of securities pledged was $354,506.
(12)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of October 31, 2024, the market value of securities pledged was $210,788.
(13)	Current yield as of period end.

Futures Contracts Outstanding at October 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	35	12/31/2024	$7,208,086	$(70,661)
U.S. Treasury Long Bond Future	6	12/19/2024	707,813	(7,228)
U.S. Treasury Ultra Bond Future	46	12/19/2024	5,778,750	(24,833)
Total				$(102,722)
Short position contracts:
U.S. Treasury 5-Year Note Future	(67)	12/31/2024	$(7,184,703)	$110,899
U.S. Treasury 10-Year Note Future	(25)	12/19/2024	(2,761,719)	17,590
U.S. Treasury 10-Year Ultra Future	(46)	12/19/2024	(5,232,500)	241,403
Total				$369,892
Total futures contracts				$267,170

Centrally Cleared Interest Rate Swap Contracts Outstanding at October 31, 2024
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
2.97% Fixed	12 Mo. USD SOFR	USD	1,330,000	03/15/2053	Annual	$2,955	$—	$181,744	$178,789
2.88% Fixed	12 Mo. USD SOFR	USD	380,000	03/15/2053	Annual	4,218	—	57,990	53,772
3.25% Fixed	12 Mo. USD SOFR	USD	495,000	06/21/2053	Annual	—	(5,146)	39,557	44,703
3.59% Fixed	12 Mo. USD SOFR	USD	570,000	09/20/2053	Annual	2,358	—	7,998	5,640
Total centrally cleared interest rate swaps contracts						$9,531	$(5,146)	$287,289	$282,904
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

15

Hartford Core Bond ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$56,363,330	$—	$56,363,330	$—
Corporate Bonds	69,349,310	—	69,349,310	—
Foreign Government Obligations	4,092,966	—	4,092,966	—
Municipal Bonds	1,483,728	—	1,483,728	—
U.S. Government Agencies	77,622,358	—	77,622,358	—
U.S. Government Securities	101,863,738	—	101,863,738	—
Short-Term Investments	2,740,554	335,621	2,404,933	—
Futures Contracts(2)	369,892	369,892	—	—
Swaps - Interest Rate(2)	282,904	—	282,904	—
Total	$314,168,780	$705,513	$313,463,267	$—
Liabilities
Futures Contracts(2)	$(102,722)	$(102,722)	$—	$—
Total	$(102,722)	$(102,722)	$—	$—

(1)	For the period ended October 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

16

Hartford Large Cap Growth ETF
Schedule of Investments
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5%
	Capital Goods - 3.7%
5,236	Axon Enterprise, Inc.*	$2,217,446
7,928	Boeing Co.*	1,183,730
9,376	General Electric Co.	1,610,609
		5,011,785
	Consumer Discretionary Distribution & Retail - 7.8%
48,151	Amazon.com, Inc.*	8,975,346
1,334	O'Reilly Automotive, Inc.*	1,538,289
		10,513,635
	Consumer Durables & Apparel - 1.4%
38,762	On Holding AG Class A*	1,838,094
	Consumer Services - 3.6%
49,390	DraftKings, Inc. Class A*	1,744,455
9,234	Royal Caribbean Cruises Ltd.	1,905,436
31,737	Viking Holdings Ltd.*	1,245,677
		4,895,568
	Energy - 1.0%
8,205	Targa Resources Corp.	1,369,907
	Equity Real Estate Investment Trusts (REITs) - 1.4%
4,359	American Tower Corp. REIT	930,821
4,131	AvalonBay Communities, Inc. REIT	915,471
		1,846,292
	Financial Services - 3.8%
13,638	KKR & Co., Inc.	1,885,317
25,059	Tradeweb Markets, Inc. Class A	3,182,493
		5,067,810
	Health Care Equipment & Services - 2.4%
4,734	Align Technology, Inc.*	970,612
11,412	Boston Scientific Corp.*	958,836
2,679	Intuitive Surgical, Inc.*	1,349,787
		3,279,235
	Media & Entertainment - 19.0%
48,661	Alphabet, Inc. Class A	8,326,384
25,655	Liberty Media Corp.-Liberty Formula One Class C*	2,048,295
12,849	Live Nation Entertainment, Inc.*	1,505,132
12,532	Meta Platforms, Inc. Class A	7,112,913
2,142	Netflix, Inc.*	1,619,416
57,445	Pinterest, Inc. Class A*	1,826,176
8,056	Spotify Technology SA*	3,102,366
		25,540,682
	Pharmaceuticals, Biotechnology & Life Sciences - 6.2%
4,507	Eli Lilly & Co.	3,739,638
27,815	Exact Sciences Corp.*	1,917,288
11,606	Natera, Inc.*	1,403,862
2,722	Vertex Pharmaceuticals, Inc.*	1,295,617
		8,356,405
	Semiconductors & Semiconductor Equipment - 19.5%
8,626	ARM Holdings PLC ADR*	1,218,854
34,218	Broadcom, Inc.	5,809,190
15,482	Marvell Technology, Inc.	1,240,263
14,671	Micron Technology, Inc.	1,461,965
124,188	NVIDIA Corp.	16,487,199
		26,217,471
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.5% - (continued)
	Software & Services - 8.8%
5,122	Datadog, Inc. Class A*		$642,504
18,843	Microsoft Corp.		7,656,853
3,396	Salesforce, Inc.		989,492
2,728	ServiceNow, Inc.*		2,545,197
			11,834,046
	Technology Hardware & Equipment - 17.6%
80,053	Apple, Inc.		18,084,773
8,265	Arista Networks, Inc.*		3,193,927
8,415	Dell Technologies, Inc. Class C		1,040,347
39,726	Flex Ltd.*		1,377,300
			23,696,347
	Telecommunication Services - 0.8%
4,931	T-Mobile U.S., Inc.		1,100,402
	Transportation - 2.5%
11,995	Delta Air Lines, Inc.		686,354
37,987	Uber Technologies, Inc.*		2,736,963
			3,423,317
	Total Common Stocks (cost $91,136,947)		$133,990,996
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 132,185	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $132,203; collateralized by U.S. Treasury Note at 4.63%, maturing 06/30/2026, with a market value of $134,964		$132,185
	Total Short-Term Investments (cost $132,185)		$132,185
	Total Investments (cost $91,269,132)	99.6%	$134,123,181
	Other Assets and Liabilities	0.4%	473,138
	Net Assets	100.0%	$134,596,319
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

17

Hartford Large Cap Growth ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Capital Goods	$5,011,785	$5,011,785	$—	$—
Consumer Discretionary Distribution & Retail	10,513,635	10,513,635	—	—
Consumer Durables & Apparel	1,838,094	1,838,094	—	—
Consumer Services	4,895,568	4,895,568	—	—
Energy	1,369,907	1,369,907	—	—
Equity Real Estate Investment Trusts (REITs)	1,846,292	1,846,292	—	—
Financial Services	5,067,810	5,067,810	—	—
Health Care Equipment & Services	3,279,235	3,279,235	—	—
Media & Entertainment	25,540,682	25,540,682	—	—
Pharmaceuticals, Biotechnology & Life Sciences	8,356,405	8,356,405	—	—
Semiconductors & Semiconductor Equipment	26,217,471	26,217,471	—	—
Software & Services	11,834,046	11,834,046	—	—
Technology Hardware & Equipment	23,696,347	23,696,347	—	—
Telecommunication Services	1,100,402	1,100,402	—	—
Transportation	3,423,317	3,423,317	—	—
Short-Term Investments	132,185	—	132,185	—
Total	$134,123,181	$133,990,996	$132,185	$—

(1)	For the period ended October 31, 2024, there were no transfers in and out of Level 3.

18

Hartford Municipal Opportunities ETF
Schedule of Investments
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.3%
	Alabama - 4.2%
$ 2,000,000	Alabama Housing Finance Auth, AL, Rev, (FHLMC), (FNMA), (GNMA) 6.00%, 04/01/2055	$2,203,744
	Black Belt Energy Gas Dist, AL, Rev
1,200,000	5.00%, 10/01/2055(1)	1,274,195
2,000,000	5.25%, 12/01/2027	2,092,098
330,000	5.25%, 12/01/2053(1)	356,548
2,855,000	5.25%, 05/01/2055(1)	3,092,960
2,335,000	Energy Southeast A Cooperative Dist, AL, Rev 5.50%, 11/01/2053(1)	2,552,873
100,000	Jefferson County Board of Education, AL, Special Tax 5.00%, 02/01/2042	103,052
2,000,000	Lower Alabama Gas Dist, AL, Rev 5.00%, 09/01/2028	2,104,661
2,600,000	Southeast Alabama Gas Supply Dist, AL, Rev 5.00%, 08/01/2054(1)	2,783,254
	Southeast Energy Auth A Cooperative Dist, AL, Rev
740,000	5.00%, 11/01/2055(1)	795,511
415,000	5.50%, 01/01/2053(1)	447,144
1,590,000	State of Alabama Docks Department, AL, Rev, (AGM) 5.00%, 10/01/2026	1,623,610
		19,429,650
	Alaska - 0.3%
1,225,000	Northern Tobacco Securitization Corp., AK, Rev 4.00%, 06/01/2039	1,212,912
	Arizona - 0.5%
500,000	City of Phoenix Civic Improvement Corp., AZ, Rev 5.00%, 07/01/2037	518,979
	Maricopa County Industrial Dev Auth, AZ, Rev
600,000	4.00%, 09/01/2037	605,305
230,000	4.00%, 10/15/2047(2)	204,026
195,000	5.00%, 09/01/2031	205,751
730,000	5.00%, 12/01/2038	811,418
		2,345,479
	California - 10.0%
795,000	Bay Area Toll Auth, CA, Rev 3.54%, 04/01/2056, SIFMA Municipal Swap Index + 0.30%(3)	786,164
	California Community Choice Financing Auth, CA, Rev
755,000	5.00%, 12/01/2053(1)	799,734
7,000,000	5.00%, 02/01/2055(1)(4)	7,520,769
3,375,000	5.50%, 05/01/2054(1)	3,607,469
205,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2045	209,125
	California Municipal Finance Auth, CA, Rev,
180,000	(BAM) 4.00%, 05/15/2034	184,385
600,000	(BAM) 4.00%, 05/15/2037	609,125
2,250,000	5.00%, 06/30/2027	2,318,935
835,000	California State University, CA, Rev 0.55%, 11/01/2049(1)	772,363
185,000	Cathedral City Redev Agency Successor Agency, CA, Tax Allocation, (BAM) 4.00%, 08/01/2032	188,792
	City of Fontana, CA, Special Tax
500,000	4.00%, 09/01/2041	490,373
450,000	4.00%, 09/01/2046	427,072
525,000	4.00%, 09/01/2051	485,390
	City of Los Angeles Department of Airports, CA, Rev
800,000	4.00%, 05/15/2036	796,745
865,000	5.00%, 05/15/2037	940,113
150,000	Fresno Unified School Dist, CA, GO 0.00%, 08/01/2032(5)	112,477
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.3% - (continued)
	California - 10.0% - (continued)
$ 5,670,000	Golden State Tobacco Securitization Corp., CA, Rev 0.00%, 06/01/2066(5)	$613,541
15,900,000	Los Angeles Department of Water & Power, CA, Rev 3.15%, 07/01/2057(1)	15,900,000
605,000	Los Angeles Unified School Dist, CA, GO 5.00%, 07/01/2033	709,677
205,000	Oakland Unified School Dist, CA, GO, (AGM) 4.00%, 08/01/2034	207,563
595,000	Regents of the University of California Medical Center Pooled, CA, Rev 5.00%, 05/15/2036	670,717
100,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2043	102,665
475,000	San Diego County Regional Airport Auth, CA, Rev 5.25%, 07/01/2036	523,577
	San Francisco City & County Airport, Comm-San Francisco International Airport, CA, Rev
345,000	4.00%, 05/01/2039	340,103
265,000	5.00%, 05/01/2050	271,657
	San Joaquin Hills Transportation Corridor Agency, CA, Rev,
80,000	(NPFG) 0.00%, 01/15/2026(5)	76,739
235,000	(NPFG) 0.00%, 01/15/2032(5)	179,842
70,000	(NPFG) 0.00%, 01/15/2035(5)	47,131
1,250,000	4.00%, 01/15/2034	1,298,951
	State of California, CA, GO
1,500,000	2.30%, 05/01/2040(1)	1,500,000
1,875,000	5.00%, 08/01/2033	2,150,232
1,535,000	5.00%, 09/01/2036	1,747,457
		46,588,883
	Colorado - 3.6%
	Baseline Metropolitan Dist. No. 1, CO, GO,
375,000	(AGC) 5.00%, 12/01/2030	406,277
635,000	(AGC) 5.00%, 12/01/2032	692,803
1,970,000	City & County of Denver Airport System, CO, Rev 5.50%, 11/15/2032	2,227,782
	City of Colorado Springs Utilities System, CO, Rev
160,000	5.00%, 11/15/2044	176,028
400,000	5.00%, 11/15/2049	432,350
1,000,000	Colorado Bridge & Tunnel Enterprise, CO, Rev, (AGM) 5.50%, 12/01/2054	1,114,295
	Colorado Health Facs Auth, CO, Rev
105,000	4.00%, 12/01/2040	98,992
1,715,000	5.00%, 05/15/2034	1,956,039
500,000	5.00%, 05/15/2036	552,651
345,000	5.00%, 05/15/2037	379,740
160,000	Denver Convention Center Hotel Auth, CO, Rev 5.00%, 12/01/2031	162,918
1,000,000	E-470 Public Highway Auth, CO, Rev 3.98%, 09/01/2039, 1 mo. USD SOFR + 0.75%(3)	999,814
1,030,000	Park Creek Metropolitan Dist, CO, Rev 5.00%, 12/01/2029	1,091,056
300,000	Public Auth for Colorado Energy, CO, Rev 6.50%, 11/15/2038	360,993
2,100,000	Regional Transportation Dist, CO, COP 5.00%, 06/01/2033	2,375,598
	Regional Transportation Dist, CO, Rev
500,000	4.00%, 07/15/2039	492,371
400,000	5.00%, 07/15/2029	426,515
500,000	5.00%, 01/15/2030	535,463
100,000	5.00%, 07/15/2032	107,299
	University of Colorado Hospital Auth, CO, Rev
715,000	5.00%, 11/15/2029	785,885

19

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.3% - (continued)
	Colorado - 3.6% - (continued)
$ 1,000,000	5.00%, 11/15/2031	$1,122,961
195,000	University of Colorado, CO, Rev 2.00%, 06/01/2051(1)	191,667
		16,689,497
	Connecticut - 0.7%
100,000	City of Bridgeport, CT, GO, (BAM) 5.00%, 07/15/2034	105,518
360,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.25%, 05/15/2042	361,666
	Connecticut State Health & Educational Facs Auth, CT, Rev
1,060,000	1.10%, 07/01/2049(1)	1,050,842
1,000,000	2.95%, 07/01/2049(1)	994,860
845,000	State of Connecticut, CT, GO 3.00%, 06/01/2038	763,266
		3,276,152
	District of Columbia - 0.3%
	Dist of Columbia, DC, Rev
250,000	5.00%, 07/01/2037	251,838
455,000	5.00%, 07/01/2042	453,436
500,000	Metropolitan Washington Airports Auth, Aviation, DC, Rev 5.00%, 10/01/2035	534,854
		1,240,128
	Florida - 2.1%
500,000	Alachua County School Board, FL, COP, (AGM) 5.00%, 07/01/2028	535,996
185,000	Capital Projects Finance Auth, FL, Rev 5.00%, 10/01/2027	190,653
125,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2043	127,565
270,000	County of Broward Airport System, FL, Rev 4.00%, 10/01/2044	254,401
1,440,000	County of Miami-Dade Aviation, FL, Rev 5.00%, 10/01/2036	1,540,825
	County of Miami-Dade Seaport Department, FL, Rev
1,085,000	5.00%, 10/01/2035	1,181,472
200,000	5.00%, 10/01/2036	217,112
445,000	Escambia County Health Facs Auth, FL, Rev 4.00%, 08/15/2045	404,876
1,000,000	Greater Orlando Aviation Auth, FL, Rev 5.00%, 10/01/2037	1,022,926
160,000	Lee County Industrial Dev Auth, FL, Rev 4.13%, 11/15/2029	160,250
500,000	Middleton Community Dev Dist A, FL, Special Assessment 4.75%, 05/01/2055	491,393
950,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046(1)	849,625
	Polk County Industrial Dev Auth, FL, Rev
480,000	5.00%, 01/01/2029	490,766
190,000	5.00%, 01/01/2055	182,584
445,000	St. Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2046	363,163
155,000	Village Community Dev Dist No. 13, FL, Special Assessment 2.55%, 05/01/2031	142,670
1,210,000	Village Community Dev Dist No. 14, FL, Special Assessment 5.13%, 05/01/2037	1,268,742
500,000	Village Community Dev Dist No. 15, FL, Special Assessment 4.80%, 05/01/2055(2)	498,974
		9,923,993
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.3% - (continued)
	Georgia - 3.3%
$ 1,350,000	Bartow County Dev Auth, GA, Rev 3.95%, 12/01/2032(1)	$1,384,756
	City of Atlanta Department of Aviation, GA, Rev
320,000	5.00%, 07/01/2031	358,515
250,000	5.00%, 07/01/2032	283,221
200,000	5.00%, 07/01/2033	228,289
100,000	Dev Auth of Appling County, GA, Rev 1.50%, 01/01/2038(1)	98,971
400,000	Dev Auth of Burke County, GA, Rev 1.50%, 01/01/2040(1)	395,883
285,000	Dev Auth of Monroe County, GA, Rev 3.88%, 10/01/2048(1)	287,165
215,000	Georgia Housing & Finance Auth, GA, Rev 5.00%, 12/01/2042	228,971
	Main Street Natural Gas, Inc., GA, Rev
2,950,000	4.00%, 05/01/2052(1)	2,987,412
1,760,000	5.00%, 07/01/2053(1)	1,865,290
475,000	5.00%, 09/01/2053(1)	505,220
1,225,000	5.00%, 12/01/2053(1)	1,302,051
275,000	5.00%, 04/01/2054(1)	295,255
1,380,000	5.00%, 05/01/2054(1)	1,471,452
1,200,000	5.50%, 09/15/2025	1,216,140
	Municipal Electric Auth of Georgia, GA, Rev,
840,000	(AGM) 4.00%, 01/01/2041	832,249
1,000,000	(AGM) 5.00%, 07/01/2048	1,056,659
520,000	5.00%, 07/01/2052	539,657
		15,337,156
	Hawaii - 0.0%
100,000	State of Hawaii Airports System, HI, Rev 5.00%, 07/01/2031	104,086
	Idaho - 2.6%
	Idaho Health Facs Auth, ID, Rev
10,000,000	3.95%, 03/01/2048(1)	10,000,000
820,000	4.00%, 03/01/2046	784,222
1,075,000	Idaho Housing & Finance Association, ID, Rev, (FHLMC), (FNMA), (GNMA) 5.75%, 01/01/2053	1,167,221
		11,951,443
	Illinois - 9.7%
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
250,000	5.00%, 04/01/2033	257,758
380,000	5.25%, 04/01/2035	418,934
250,000	5.25%, 04/01/2036	274,334
	Chicago Board of Education, IL, GO,
110,000	(NPFG) 0.00%, 12/01/2026(5)	101,497
380,000	4.00%, 12/01/2047	313,614
250,000	5.00%, 12/01/2024	250,222
500,000	5.00%, 12/01/2028	518,439
1,100,000	5.00%, 12/01/2032	1,140,412
400,000	5.00%, 12/01/2046	390,570
2,500,000	5.25%, 12/01/2036	2,643,748
370,000	Chicago Midway International Airport, IL, Rev, (BAM) 5.50%, 01/01/2038	414,679
	Chicago O'Hare International Airport, IL, Rev
650,000	4.50%, 01/01/2048	646,666
825,000	5.00%, 01/01/2032	914,870
200,000	(BAM) 5.00%, 01/01/2037	221,545
1,785,000	(BAM) 5.00%, 01/01/2038	1,964,669
1,000,000	Chicago Park Dist, IL, GO 5.00%, 01/01/2038	1,095,784
275,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 5.00%, 12/01/2045	284,552
	City of Chicago Wastewater Transmission, IL, Rev,
695,000	(BAM) 5.00%, 01/01/2041	765,319

20

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.3% - (continued)
	Illinois - 9.7% - (continued)
$ 90,000	(NPFG) 5.50%, 01/01/2030	$94,879
530,000	City of Chicago Waterworks, IL, Rev, (AGM) 5.00%, 11/01/2037	578,406
500,000	City of Chicago, IL, GO, (NPFG) 0.00%, 01/01/2026(5)	479,880
1,385,000	City of Granite City, IL, Rev 1.25%, 05/01/2027(1)	1,291,276
900,000	Cook County Community College Dist No. 508, IL, GO, (BAM) 5.00%, 12/01/2038	974,270
335,000	County of Cook Sales Tax, IL, Rev 5.00%, 11/15/2030	369,663
265,000	County of Cook, IL, GO 5.00%, 11/15/2032	290,685
	Illinois Finance Auth, IL, Rev
640,000	4.00%, 07/15/2039	637,666
235,000	5.00%, 08/15/2033	254,844
150,000	5.00%, 11/15/2045	150,777
305,000	5.00%, 05/15/2050(1)	305,154
	Illinois Housing Dev Auth, IL, Rev,
6,185,000	(FHLMC), (FNMA), (GNMA) 3.05%, 02/01/2038(1)	6,185,000
880,000	(FHLMC), (FNMA), (GNMA) 5.50%, 10/01/2053	943,936
470,000	(FHLMC), (FNMA), (GNMA) 5.75%, 10/01/2053	503,012
1,615,000	(FHLMC), (FNMA), (GNMA) 6.00%, 10/01/2054	1,755,360
	Illinois State Toll Highway Auth, IL, Rev
320,000	4.00%, 01/01/2040	320,743
460,000	5.00%, 01/01/2037	519,658
625,000	Kane County School Dist No. 131 Aurora East Side, IL, GO, (AGM) 5.00%, 12/01/2025	636,512
100,000	Kane McHenry Cook & De Kalb Counties Unit School Dist No. 300, IL, GO 5.00%, 01/01/2032	104,070
150,000	Kendall Kane & Will Counties Community Unit School Dist No. 308, IL, GO, (AGM) 0.00%, 02/01/2027(5)	138,678
	Metropolitan Pier & Exposition Auth, IL, Rev,
205,000	(NPFG) 0.00%, 12/15/2025(5)	196,970
595,000	4.00%, 12/15/2042	577,671
	Sales Tax Securitization Corp., IL, Rev
785,000	4.00%, 01/01/2038	784,597
1,785,000	5.00%, 01/01/2026	1,826,930
500,000	5.00%, 01/01/2029	528,011
550,000	5.00%, 01/01/2030	598,916
1,870,000	5.00%, 01/01/2037	1,968,550
	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO,
240,000	(AGM) 5.00%, 01/01/2029	256,341
250,000	(AGM) 5.00%, 01/01/2030	270,471
250,000	(AGM) 5.00%, 01/01/2031	272,739
320,000	(AGM) 5.00%, 01/01/2032	352,085
	State of Illinois Sales Tax, IL, Rev
115,000	5.00%, 06/15/2027	117,901
1,000,000	5.00%, 06/15/2035	1,112,524
	State of Illinois, IL, GO
450,000	5.00%, 12/01/2024	450,433
1,010,000	5.00%, 11/01/2025	1,025,114
4,750,000	5.00%, 12/01/2042	5,064,882
550,000	5.50%, 03/01/2042	601,008
100,000	Village of Bolingbrook, IL, GO, (AGM) 5.00%, 01/01/2028	105,837
		45,263,061
	Indiana - 1.6%
264,435	City of Evansville, IN, Rev, (FNMA) 3.00%, 06/01/2034	231,498
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.3% - (continued)
	Indiana - 1.6% - (continued)
$ 2,550,000	City of Whiting, IN, Rev 4.40%, 11/01/2045(1)	$2,625,293
195,000	Crown Point Multi School Building Corp., IN, Rev, (ST INTERCEPT) 5.00%, 01/15/2029	211,185
3,000,000	Indiana Finance Auth, IN, Rev 5.00%, 10/01/2042	3,247,493
	Northwest Allen School Building Corp., IN, Rev,
1,150,000	(ST INTERCEPT) 5.00%, 07/15/2040	1,273,199
115,000	(ST INTERCEPT) 5.00%, 07/15/2041	126,701
		7,715,369
	Iowa - 0.5%
575,000	Iowa Finance Auth, IA, Rev 5.00%, 02/15/2027	595,038
	Iowa Student Loan Liquidity Corp., IA, Rev
350,000	5.00%, 12/01/2025	354,334
1,415,000	5.00%, 12/01/2033	1,489,143
95,000	Iowa Tobacco Settlement Auth, IA, Rev 4.00%, 06/01/2049	93,958
		2,532,473
	Kentucky - 0.5%
1,250,000	Kentucky Public Energy Auth, KY, Rev 5.25%, 04/01/2054(1)	1,357,441
870,000	Kentucky State Property & Building Commission, KY, Rev 5.00%, 11/01/2038	977,132
		2,334,573
	Louisiana - 0.7%
325,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041(1)	289,944
	Louisiana Public Facs Auth, LA, Rev,
515,000	(AGC) 5.00%, 08/01/2030	568,152
335,000	(AGC) 5.00%, 08/01/2032	375,215
	New Orleans Aviation Board, LA, Rev
150,000	5.00%, 01/01/2029	161,212
200,000	5.00%, 01/01/2030	217,450
305,000	Parish of St John the Baptist, LA, Rev 2.38%, 06/01/2037(1)	298,888
	State of Louisiana Gasoline & Fuels Tax, LA, Rev
480,000	3.87%, 05/01/2043, 1 mo. USD SOFR + 0.50%(3)	478,134
835,000	5.00%, 05/01/2032	934,240
		3,323,235
	Maine - 0.1%
275,000	Maine Health & Higher Educational Facs Auth, ME, Rev, (AGM), (ST INTERCEPT) 4.00%, 07/01/2035	277,249
	Maryland - 0.1%
475,000	Maryland Health & Higher Educational Facs Auth, MD, Rev 5.00%, 07/01/2049(4)	505,125
	Massachusetts - 2.8%
1,190,000	Massachusetts Bay Transportation Auth Sales Tax, MA, Rev 5.00%, 07/01/2041	1,338,436
	Massachusetts Dev Finance Agency, MA, Rev
405,000	3.84%, 07/01/2049, SIFMA Municipal Swap Index + 0.60%(2)(3)	403,452
1,810,000	4.00%, 07/15/2036	1,824,817
1,000,000	5.00%, 07/01/2025	1,010,085
680,000	5.00%, 07/01/2031	696,065
675,000	5.00%, 07/01/2034	690,735
350,000	5.00%, 07/01/2044	350,543
100,000	5.00%, 07/01/2048	101,662
380,000	5.00%, 10/01/2057(2)	381,322

21

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.3% - (continued)
	Massachusetts - 2.8% - (continued)
$ 1,000,000	5.00%, 07/01/2060(2)	$1,010,654
	Massachusetts Educational Financing Auth, MA, Rev
1,000,000	5.00%, 01/01/2025	1,001,796
100,000	5.00%, 07/01/2026	102,332
110,000	5.00%, 07/01/2027	114,081
4,200,000	Massachusetts Health & Educational Facs Auth, MA, Rev 2.75%, 07/01/2027(1)	4,200,000
		13,225,980
	Michigan - 2.1%
1,250,000	Detroit Downtown Dev Auth, MI, Tax Allocation 5.00%, 07/01/2048	1,299,582
895,000	Detroit Regional Convention Facility Auth, MI, Rev 5.00%, 10/01/2036	987,532
570,000	Great Lakes Water Auth Water Supply System, MI, Rev 5.00%, 07/01/2037	642,004
	Michigan Finance Auth, MI, Rev
1,250,000	4.00%, 11/15/2046	1,149,073
750,000	5.00%, 11/01/2032	796,328
600,000	5.25%, 02/29/2040	656,250
100,000	5.25%, 02/28/2041	108,679
	Michigan State Housing Dev Auth, MI, Rev
425,000	3.45%, 12/01/2030	420,154
465,000	4.25%, 06/01/2049	467,272
290,000	4.25%, 12/01/2049	292,026
1,245,000	5.75%, 06/01/2054	1,330,868
	Michigan Strategic Fund, MI, Rev
695,000	3.35%, 10/01/2049(1)	690,744
540,000	3.88%, 06/01/2053(1)	544,949
275,000	New Haven Community Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2032	297,801
		9,683,262
	Minnesota - 0.6%
575,000	Duluth Independent School Dist No. 709, MN, COP, (SD CRED PROG) 5.00%, 02/01/2025	577,156
379,732	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	325,204
750,000	Minnesota Higher Education Facs Auth, MN, Rev 3.00%, 10/01/2038	661,655
	Minnesota Housing Finance Agency, MN, Rev,
515,000	(FHLMC), (FNMA), (GNMA) 5.05%, 07/01/2031	537,312
530,000	(FHLMC), (FNMA), (GNMA) 5.05%, 01/01/2032	550,238
		2,651,565
	Mississippi - 0.2%
1,000,000	State of Mississippi Gaming Tax, MS, Rev 5.00%, 10/15/2029	1,065,282
	Missouri - 0.9%
	City of St Louis Airport, MO, Rev,
750,000	(AGM) 5.00%, 07/01/2037	841,886
100,000	(AGM) 5.00%, 07/01/2039	110,899
	Health & Educational Facs Auth of the State of Missouri, MO, Rev
850,000	4.00%, 01/01/2050(1)	797,495
555,000	5.00%, 06/01/2032	617,853
1,285,000	Missouri Housing Dev Commission, MO, Rev, (FHLMC), (FNMA), (GNMA) 4.25%, 05/01/2047	1,293,979
650,000	St. Louis County Industrial Dev Auth, MO, Rev 5.00%, 09/01/2028	673,445
		4,335,557
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.3% - (continued)
	Montana - 0.2%
$ 985,000	Montana Board of Housing, MT, Rev 6.00%, 12/01/2054	$1,074,884
	Nebraska - 0.8%
	Central Plains Energy Project, NE, Rev
1,500,000	4.00%, 12/01/2049(1)	1,505,003
1,365,000	5.00%, 05/01/2054(1)	1,440,019
300,000	County of Washington, NE, Rev 0.90%, 09/01/2030(1)	293,304
500,000	Nebraska Investment Finance Auth, NE, Rev, (FHLMC), (FNMA), (GNMA) 5.00%, 03/01/2049	512,138
		3,750,464
	Nevada - 0.9%
260,000	City of North Las Vegas, NV, Special Assessment 4.50%, 06/01/2039	249,535
280,000	City of Reno, NV, Rev, (AGM) 5.00%, 06/01/2033	294,958
300,000	Clark County School Dist, NV, GO 5.00%, 06/15/2035	317,254
2,850,000	County of Clark Department of Aviation, NV, Rev 5.00%, 07/01/2026	2,919,927
250,000	County of Clark Passenger Facility Charge, NV, Rev 5.00%, 07/01/2028	268,619
200,000	Las Vegas Convention & Visitors Auth, NV, Rev 5.00%, 07/01/2029	200,047
		4,250,340
	New Hampshire - 1.0%
	New Hampshire Business Finance Auth, NH, Rev
1,295,000	4.00%, 12/01/2028	1,298,443
80,000	4.00%, 01/01/2041	73,456
650,000	(BAM) 5.00%, 06/01/2036	715,922
715,000	(BAM) 5.00%, 12/01/2036	786,237
860,000	(BAM) 5.00%, 12/01/2037	942,760
665,000	(BAM) 5.00%, 12/01/2038	725,996
		4,542,814
	New Jersey - 1.8%
830,000	New Jersey Educational Facs Auth, NJ, Rev, (AGM) 5.00%, 07/01/2043	922,134
430,000	New Jersey Higher Education Student Assistance Auth, NJ, Rev 5.00%, 12/01/2025	435,644
3,840,000	New Jersey Transportation Trust Fund Auth, NJ, Rev 5.00%, 06/15/2032	4,259,921
	New Jersey Turnpike Auth, NJ, Rev
465,000	5.00%, 01/01/2034	530,520
1,695,000	5.00%, 01/01/2042	1,869,549
325,000	Newark Board of Education, NJ, GO, (BAM) 5.00%, 07/15/2027	341,958
250,000	Tobacco Settlement Financing Corp., NJ, Rev 5.00%, 06/01/2029	263,346
		8,623,072
	New Mexico - 1.5%
4,250,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2049	4,232,641
	New Mexico Mortgage Finance Auth, NM, Rev,
750,000	(FHLMC), (FNMA), (GNMA) 2.70%, 09/01/2047	545,159
35,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2049	35,047
1,830,000	(FHLMC), (FNMA), (GNMA) 6.50%, 09/01/2054	2,023,702
		6,836,549

22

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.3% - (continued)
	New York - 10.5%
	City of New York, NY, GO
$ 530,000	5.00%, 04/01/2036	$557,707
1,800,000	5.00%, 08/01/2036	2,035,286
2,500,000	5.00%, 09/01/2037	2,816,200
500,000	5.00%, 09/01/2038	561,574
	Empire State Dev Corp., NY, Rev
2,000,000	4.00%, 03/15/2037	2,042,096
515,000	5.00%, 03/15/2038	534,420
	Long Island Power Auth, NY, Rev
500,000	0.85%, 09/01/2050(1)	486,646
295,000	5.00%, 09/01/2033	313,557
	Metropolitan Transportation Auth, NY, Rev
2,000,000	5.00%, 11/15/2029	2,030,704
265,000	5.00%, 11/15/2032	268,662
195,000	5.00%, 11/15/2033	211,279
1,000,000	5.00%, 11/15/2045(1)	1,075,470
575,000	5.00%, 11/15/2048	596,545
	New York City Industrial Dev Agency, NY, Rev,
670,000	(AGM) 3.00%, 01/01/2033	641,128
150,000	(AGM) 5.00%, 03/01/2030	163,754
	New York City Municipal Water Finance Auth, NY, Rev
1,200,000	3.00%, 06/15/2040	1,032,413
7,000,000	3.90%, 06/15/2045(1)	7,000,000
690,000	4.13%, 06/15/2047	679,522
500,000	5.00%, 06/15/2040	531,817
	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev
185,000	4.00%, 11/01/2035	189,602
580,000	4.00%, 11/01/2036	593,247
2,305,000	4.00%, 02/01/2038	2,350,542
1,000,000	4.00%, 11/01/2038	1,017,854
570,000	5.00%, 05/01/2038	603,592
	New York City Transitional Finance Auth, NY, Rev
200,000	5.00%, 05/01/2037	223,406
390,000	5.00%, 02/01/2038	435,257
1,360,000	5.00%, 05/01/2038	1,512,924
	New York Liberty Dev Corp., NY, Rev
450,000	0.95%, 11/15/2027	406,473
405,000	2.75%, 02/15/2044	310,579
2,175,000	5.00%, 11/15/2044(2)	2,174,956
	New York State Dormitory Auth, NY, Rev
1,000,000	3.00%, 03/15/2041	864,427
1,650,000	4.00%, 03/15/2038	1,676,322
675,000	4.00%, 03/15/2040	677,885
630,000	(AGM), (ST AID WITHHLDG) 5.00%, 10/01/2037	700,221
245,000	(AGM), (ST AID WITHHLDG) 5.00%, 10/01/2038	271,986
1,900,000	New York State Housing Finance Agency, NY, Rev 3.20%, 11/15/2037(1)	1,900,000
	New York Transportation Dev Corp., NY, Rev,
370,000	(AGC) 0.00%, 12/31/2054(4)(6)	237,582
130,000	5.00%, 12/01/2024	130,088
1,495,000	(AGM) 5.00%, 06/30/2049	1,546,980
	Port Auth of New York & New Jersey, NY, Rev
500,000	3.00%, 10/01/2027	490,445
185,000	4.00%, 07/15/2040	186,341
3,000,000	5.00%, 09/01/2031	3,238,889
800,000	5.00%, 11/15/2035	815,036
835,000	5.00%, 01/15/2037	888,557
290,000	5.00%, 12/01/2037	309,378
700,000	5.00%, 11/01/2038	727,102
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.3% - (continued)
	New York - 10.5% - (continued)
$ 500,000	5.00%, 12/01/2038	$531,509
260,000	Triborough Bridge & Tunnel Auth, NY, Rev 5.00%, 11/15/2049	272,834
		48,862,794
	North Carolina - 0.8%
880,000	North Carolina Housing Finance Agency, NC, Rev, (FHLMC), (FNMA), (GNMA) 3.75%, 07/01/2052	879,831
	North Carolina Medical Care Commission, NC, Rev
255,000	4.00%, 01/01/2025	254,654
1,455,000	4.00%, 09/01/2051	1,233,831
325,000	4.25%, 09/01/2028(4)	325,463
395,000	5.00%, 01/01/2038	405,560
145,000	5.00%, 01/01/2039	140,007
210,000	5.00%, 01/01/2044	212,750
500,000	5.50%, 09/01/2054(4)	507,957
		3,960,053
	North Dakota - 0.1%
605,000	North Dakota Housing Finance Agency, ND, Rev 6.25%, 01/01/2055	676,954
	Ohio - 2.3%
	American Municipal Power, Inc., OH, Rev
1,000,000	4.00%, 02/15/2036	1,018,803
1,000,000	4.00%, 02/15/2037	1,015,267
1,230,000	Buckeye Tobacco Settlement Financing Auth, OH, Rev 5.00%, 06/01/2055	1,110,622
100,000	Cleveland Department of Public Utilities Division of Public Power, OH, Rev, (AGM) 5.00%, 11/15/2030	106,178
250,000	County of Allen Hospital Facs, OH, Rev 5.00%, 12/01/2029	272,587
1,435,000	Jefferson County Port Auth, OH, Rev 5.00%, 12/01/2053(1)(2)	1,462,548
555,000	Lancaster Port Auth, OH, Rev 5.00%, 02/01/2055(1)(4)	590,523
845,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	853,426
	Ohio Housing Finance Agency, OH, Rev,
370,000	(FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2032(4)	432,468
360,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2033(4)	421,991
250,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2034(4)	294,484
665,000	(FHLMC), (FNMA), (GNMA) 6.25%, 03/01/2055	734,806
	Port of Greater Cincinnati Dev Auth, OH, Rev
1,235,000	5.00%, 12/01/2037	1,377,588
755,000	5.00%, 12/01/2038	842,250
360,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)	352,529
		10,886,070
	Oklahoma - 0.3%
925,000	Canadian County Educational Facs Auth, OK, Rev 5.00%, 09/01/2033	1,028,630
555,000	Grand River Dam Auth, OK, Rev 5.00%, 06/01/2041	613,674
		1,642,304
	Oregon - 1.2%
30,000	Benton & Linn Counties Consolidated School Dist No. 509J & 509A Corvallis, OR, GO, (SCH BD GTY) 5.00%, 06/15/2038(6)	31,548

23

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.3% - (continued)
	Oregon - 1.2% - (continued)
$ 20,000	Marion County School Dist No. 15 North Marion, OR, GO, (SCH BD GTY) 0.00%, 06/15/2037(5)	$11,722
115,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (SCH BD GTY) 0.00%, 06/15/2038(5)	63,864
	Port of Portland Airport, OR, Rev
270,000	5.00%, 07/01/2029	287,280
575,000	5.00%, 07/01/2030	614,909
1,910,000	5.00%, 07/01/2038	2,021,103
1,000,000	5.00%, 07/01/2044	1,023,743
1,250,000	5.25%, 07/01/2040	1,376,517
	Salem Hospital Facility Auth, OR, Rev
40,000	5.00%, 05/15/2038	40,489
30,000	5.00%, 05/15/2048	29,514
30,000	State of Oregon Housing & Community Services Department, OR, Rev 4.50%, 01/01/2049	30,086
45,000	State of Oregon, OR, GO 4.00%, 12/01/2048	44,942
100,000	Washington Clackamas & Yamhill Counties School Dist No. 88J, OR, GO, (SCH BD GTY) 0.00%, 06/15/2034(5)	67,148
		5,642,865
	Pennsylvania - 3.1%
135,000	Armstrong School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 4.00%, 03/15/2035	136,430
735,000	City of Philadelphia Water & Wastewater, PA, Rev, (AGM) 5.00%, 09/01/2036	825,841
3,000,000	Coatesville School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.25%, 11/15/2037	3,208,653
100,000	Commonwealth Financing Auth, PA, Rev 5.00%, 06/01/2027	104,735
450,000	Doylestown Hospital Auth, PA, Rev 5.38%, 07/01/2039(2)	491,144
585,000	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev, (AGM) 5.00%, 07/01/2037	631,347
345,000	Lancaster Industrial Dev Auth, PA, Rev 4.00%, 07/01/2056	295,838
	Montgomery County Industrial Dev Auth, PA, Rev
230,000	5.00%, 12/01/2030	233,230
240,000	5.00%, 12/01/2044	242,322
100,000	5.00%, 12/01/2046	100,284
	Pennsylvania Economic Dev Financing Auth Parking System, PA, Rev,
465,000	(AGM) 5.00%, 01/01/2038	496,348
290,000	(AGM) 5.00%, 01/01/2040	306,135
100,000	Pennsylvania Economic Dev Financing Auth, PA, Rev 5.00%, 05/15/2038	110,168
240,000	Pennsylvania Higher Education Assistance Agency, PA, Rev 5.00%, 06/01/2029	253,051
	Pennsylvania Higher Educational Facs Auth, PA, Rev
250,000	5.00%, 05/01/2025	251,509
750,000	5.00%, 05/01/2037	762,651
215,000	Pennsylvania Housing Finance Agency, PA, Rev 4.00%, 10/01/2038	214,239
150,000	Pennsylvania Turnpike Commission, PA, Rev 5.00%, 12/01/2030	158,435
	Pittsburgh Water & Sewer Auth, PA, Rev,
15,000	(AGM) 5.00%, 09/01/2034	16,123
1,245,000	(AGM) 5.00%, 09/01/2036	1,398,874
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.3% - (continued)
	Pennsylvania - 3.1% - (continued)
$ 1,000,000	(AGM) 5.00%, 09/01/2037	$1,119,999
	School Dist of Philadelphia, PA, GO,
280,000	(NPFG), (ST AID WITHHLDG) 5.00%, 06/01/2027	293,915
610,000	(ST AID WITHHLDG) 5.00%, 09/01/2032	648,407
875,000	(ST AID WITHHLDG) 5.00%, 09/01/2035	963,279
590,000	School Dist of the City of Erie, PA, GO, (AGM), (ST AID WITHHLDG) 5.00%, 04/01/2028	625,073
375,000	Wilkes-Barre Area School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.00%, 04/15/2059	386,546
		14,274,576
	Puerto Rico - 1.3%
2,950,000	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	3,069,928
	Puerto Rico Sales Tax Financing Corp., PR, Rev
3,119,000	0.00%, 07/01/2029(5)	2,598,422
625,000	5.00%, 07/01/2058	626,209
		6,294,559
	Rhode Island - 1.8%
	Providence Public Building Auth, RI, Rev,
1,000,000	(AGC) 5.00%, 09/15/2037	1,095,050
665,000	(AGC) 5.00%, 09/15/2038	727,191
	Rhode Island Health & Educational Building Corp., RI, Rev,
1,250,000	(BAM), (ST AID WITHHLDG) 5.00%, 05/15/2032	1,393,568
585,000	(BAM), (ST AID WITHHLDG) 5.00%, 05/15/2034	662,045
3,000,000	(AGM), (ST AID WITHHLDG) 5.00%, 05/15/2037	3,341,526
	Rhode Island Student Loan Auth, RI, Rev
400,000	5.00%, 12/01/2027	415,849
765,000	5.00%, 12/01/2028	804,502
		8,439,731
	South Carolina - 1.2%
785,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 02/01/2054(1)	849,019
410,000	SCAGO Educational Facs Corp. for Pickens School Dist, SC, Rev 5.00%, 12/01/2029	413,207
	South Carolina Jobs-Economic Dev Auth, SC, Rev
1,500,000	5.00%, 11/01/2036	1,677,212
345,000	5.00%, 11/01/2037	383,877
	South Carolina Public Service Auth, SC, Rev
500,000	4.00%, 12/01/2034	501,808
625,000	4.00%, 12/01/2038	626,145
1,200,000	South Carolina State Housing Finance & Dev Auth, SC, Rev 5.75%, 01/01/2054	1,301,089
		5,752,357
	South Dakota - 0.2%
	South Dakota Housing Dev Auth, SD, Rev
400,000	4.50%, 11/01/2048	402,994
285,000	(FHLMC), (FNMA), (GNMA) 6.00%, 05/01/2054	304,525
		707,519
	Tennessee - 0.4%
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev
515,000	5.00%, 05/01/2035	561,311
195,000	5.00%, 05/01/2038	211,512
	Tennessee Energy Acquisition Corp., TN, Rev
295,000	5.00%, 02/01/2025	295,290

24

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.3% - (continued)
	Tennessee - 0.4% - (continued)
$ 590,000	5.00%, 02/01/2027	$602,516
55,000	Tennessee Housing Dev Agency, TN, Rev 4.00%, 01/01/2049	55,070
		1,725,699
	Texas - 13.7%
	Arlington Higher Education Finance Corp., TX, Rev,
950,000	(PSF-GTD) 5.00%, 02/15/2037	1,030,300
450,000	(PSF-GTD) 5.00%, 08/15/2037	490,255
805,000	(PSF-GTD) 5.00%, 08/15/2040	868,320
160,000	Austin-Bergstrom Landhost Enterprises, Inc., TX, Rev 5.00%, 10/01/2029	164,290
	Boerne Independent School Dist, TX, GO,
1,060,000	(PSF-GTD) 3.13%, 02/01/2053(1)	1,055,018
225,000	(PSF-GTD) 4.00%, 02/01/2054(1)	230,707
500,000	Brazos Higher Education Auth, Inc., TX, Rev 5.00%, 04/01/2025	502,012
	Central Texas Regional Mobility Auth, TX, Rev
1,425,000	4.00%, 01/01/2035	1,447,013
505,000	4.00%, 01/01/2036	510,424
1,490,000	5.00%, 01/01/2046	1,553,135
	City of Austin Airport System, TX, Rev
1,025,000	5.00%, 11/15/2032	1,105,094
500,000	5.00%, 11/15/2039	526,656
	City of Dallas Hotel Occupancy Tax, TX, Rev
1,535,000	4.00%, 08/15/2033	1,536,729
100,000	4.00%, 08/15/2034	100,027
535,000	City of Dallas, TX, GO 5.00%, 02/15/2028	558,518
1,135,000	City of Houston Combined Utility System, TX, Rev, (AGM) 0.00%, 12/01/2024(5)	1,131,571
750,000	City of Houston Hotel Occupancy Tax & Special, TX, Rev, (AGM), (AMBAC) 0.00%, 09/01/2025(5)	727,834
	City of San Antonio Electric & Gas Systems, TX, Rev
555,000	1.75%, 02/01/2049(1)	541,125
245,000	5.00%, 02/01/2039	271,067
1,410,000	Clear Creek Independent School Dist, TX, GO, (PSF-GTD) 3.60%, 02/15/2035(1)	1,411,809
975,000	Clifton Higher Education Finance Corp., TX, Rev, (PSF-GTD) 5.00%, 08/15/2036	1,077,480
2,250,000	College Station Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2044	2,231,858
	Crowley Independent School Dist, TX, GO,
400,000	(PSF-GTD) 5.00%, 02/01/2030	439,791
450,000	(PSF-GTD) 5.00%, 02/01/2031	500,177
400,000	(PSF-GTD) 5.00%, 02/01/2032	448,363
1,310,000	Cypress-Fairbanks Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2037	1,461,572
	Dallas Fort Worth International Airport, TX, Rev
1,500,000	5.00%, 11/01/2031	1,613,169
1,500,000	5.00%, 11/01/2032	1,616,999
1,000,000	Eagle Mountain & Saginaw Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/15/2033	1,127,405
500,000	Fort Worth Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2033	560,832
450,000	Harris County Industrial Dev Corp., TX, Rev 4.05%, 11/01/2050(1)	452,647
	Harris County-Houston Sports Auth, TX, Rev,
1,510,000	(AGC) 5.00%, 11/15/2032	1,664,502
615,000	5.00%, 11/15/2033	615,226
1,780,000	(AGC) 5.00%, 11/15/2033	1,966,365
400,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2030	428,171
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.3% - (continued)
	Texas - 13.7% - (continued)
$ 825,000	Hutto Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/01/2036	$925,329
	Joshua Independent School Dist, TX, GO,
1,500,000	(PSF-GTD) 5.00%, 08/15/2038	1,667,000
500,000	(PSF-GTD) 5.00%, 08/15/2039	553,143
	Lower Colorado River Auth, TX, Rev,
1,665,000	(AGM) 5.00%, 05/15/2035	1,832,666
675,000	5.00%, 05/15/2038	727,011
835,000	(AGC) 5.00%, 05/15/2044	900,744
	Melissa Independent School Dist, TX, GO,
1,000,000	(PSF-GTD) 5.00%, 02/01/2036	1,132,779
420,000	(PSF-GTD) 5.00%, 02/01/2037	473,689
500,000	New Hope Cultural Education Facs Finance Corp., TX, Rev 5.00%, 11/01/2046	417,514
3,000,000	North Texas Tollway Auth, TX, Rev 4.13%, 01/01/2040	3,021,015
	Northside Independent School Dist, TX, GO,
1,250,000	(PSF-GTD) 2.00%, 06/01/2052(1)	1,201,946
1,000,000	(PSF-GTD) 5.00%, 08/01/2036(1)	1,118,118
1,020,000	(PSF-GTD) 5.00%, 08/01/2038(1)	1,130,589
2,000,000	San Antonio Water System, TX, Rev 1.00%, 05/01/2043(1)	1,870,628
500,000	Southwest Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2036	552,866
6,700,000	State of Texas, TX, GO 3.05%, 12/01/2050(1)	6,700,000
	Texas Department of Housing & Community Affairs, TX, Rev,
1,250,000	(GNMA) 2.25%, 07/01/2041	914,624
1,125,000	(GNMA) 3.00%, 03/01/2050	841,277
1,430,000	(GNMA) 3.63%, 09/01/2044	1,290,066
2,000,000	Texas Department of Transportation State Highway Fund, TX, Rev 0.43%, 04/01/2025	1,971,101
1,610,000	Texas Municipal Gas Acquisition & Supply Corp. I, TX, Rev 6.25%, 12/15/2026	1,654,431
500,000	Texas Public Finance Auth, TX, Rev 4.00%, 02/01/2034	511,451
200,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(5)	107,932
	Uptown Dev Auth, TX, Tax Allocation
220,000	4.00%, 09/01/2032	215,970
250,000	4.00%, 09/01/2035	235,917
		63,934,267
	Utah - 0.4%
590,000	County of Salt Lake, UT, Rev, (AMBAC) 5.13%, 02/15/2033	594,152
1,250,000	Utah Transit Auth, UT, Rev, (AGM) 5.25%, 06/15/2029	1,358,561
		1,952,713
	Virginia - 1.4%
1,325,000	Arlington County Industrial Dev Auth, VA, Rev 5.00%, 07/01/2053(1)	1,423,765
750,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	788,000
255,000	James City County Economic Dev Auth, VA, Rev 5.25%, 12/01/2027	255,293
620,000	Virginia Beach Dev Auth, VA, Rev 5.38%, 09/01/2029	642,409
	Virginia Small Business Financing Auth, VA, Rev
1,000,000	4.00%, 01/01/2033	997,554
1,100,000	4.00%, 07/01/2034	1,089,674
835,000	5.00%, 07/01/2035	882,230
350,000	5.00%, 12/31/2047	363,774
		6,442,699

25

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.3% - (continued)
	Washington - 3.2%
	Grant County Public Utility Dist No. 2 Priest Rapids Hydroelectric Project, WA, Rev
$ 3,000,000	5.00%, 01/01/2036	$3,411,603
2,000,000	5.00%, 01/01/2037	2,266,249
500,000	King County School Dist No. 210 Federal Way, WA, GO, (SCH BD GTY) 4.00%, 12/01/2036	506,474
	Port of Seattle, WA, Rev
1,600,000	5.25%, 07/01/2039	1,750,476
595,000	5.25%, 07/01/2041	644,558
1,105,000	Snohomish County School Dist No. 15 Edmonds, WA, GO, (SCH BD GTY) 5.00%, 12/01/2038	1,237,653
	State of Washington, WA, GO
1,105,000	4.00%, 07/01/2035	1,139,329
460,000	5.00%, 08/01/2044	488,538
	Washington Health Care Facs Auth, WA, Rev
1,500,000	4.00%, 08/01/2044	1,431,875
1,725,000	5.00%, 10/01/2042	1,695,778
500,000	Washington State Housing Finance Commission, WA, Rev 5.00%, 01/01/2031(2)	503,200
		15,075,733
	West Virginia - 0.4%
1,870,000	West Virginia Economic Dev Auth, WV, Rev 3.75%, 12/01/2042(1)	1,869,975
	Wisconsin - 2.3%
	Public Finance Auth, WI, Rev
505,000	4.00%, 10/01/2041	479,383
835,000	4.00%, 10/01/2046(1)	840,897
170,000	(AGM) 4.00%, 07/01/2050	160,932
25,000	5.00%, 09/01/2025(2)	25,090
1,000,000	(AGM) 5.00%, 07/01/2036	1,036,592
510,000	5.00%, 12/15/2039(2)	524,363
750,000	5.00%, 10/01/2043(2)	752,374
465,000	5.00%, 10/01/2044	478,975
400,000	5.00%, 12/15/2044(2)	403,495
	University of Wisconsin Hospitals & Clinics, WI, Rev
310,000	4.00%, 04/01/2035	313,050
220,000	4.00%, 04/01/2039	217,753
650,000	5.00%, 04/01/2037	728,535
265,000	5.00%, 04/01/2038	295,943
120,000	Wisconsin Center Dist, WI, Rev, (AGM) 0.00%, 12/15/2029(5)	99,733
	Wisconsin Health & Educational Facs Auth, WI, Rev
840,000	5.00%, 11/01/2039	843,722
680,000	5.75%, 08/15/2059	728,341
	Wisconsin Housing & Economic Dev Auth Home Ownership, WI, Rev,
1,595,000	(FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2054	1,732,756
935,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2055	1,020,758
135,000	Wisconsin Housing & Economic Dev Auth Housing, WI, Rev, (HUD) 0.50%, 11/01/2050(1)	135,000
		10,817,692
	Wyoming - 0.1%
280,000	Wyoming Community Dev Auth, WY, Rev 6.00%, 12/01/2054	306,011
	Total Municipal Bonds (cost $464,000,075)	$459,354,804
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 0.2%
	Mortgage-Backed Agencies - 0.2%
	Federal Home Loan Mortgage Corp. - 0.2%
$ 1,140,000	3.15%, 10/15/2036		$1,000,196
	Total U.S. Government Agencies (cost $1,159,378)		$1,000,196
	Total Long-Term Investments (cost $465,159,453)		$460,355,000
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.7%
3,456,193	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $3,456,659; collateralized by U.S. Treasury Note at 0.88%, maturing 06/30/2026, with a market value of $3,525,415		$3,456,193
	Total Short-Term Investments (cost $3,456,193)		$3,456,193
	Total Investments (cost $468,615,646)	99.2%	$463,811,193
	Other Assets and Liabilities	0.8%	3,586,297
	Net Assets	100.0%	$467,397,490
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2024, the aggregate value of these securities was
$8,835,598, representing 1.9% of net assets.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2024. Base lending rates may be subject to a floor or cap.
(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $10,828,160 at October 31, 2024.
(5)	Security is a zero-coupon bond.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

26

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$459,354,804	$—	$459,354,804	$—
U.S. Government Agencies	1,000,196	—	1,000,196	—
Short-Term Investments	3,456,193	—	3,456,193	—
Total	$463,811,193	$—	$463,811,193	$—

(1)	For the period ended October 31, 2024, there were no transfers in and out of Level 3.

27

Hartford Quality Value ETF
Schedule of Investments
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5%
	Banks - 9.7%
86,318	Bank of America Corp.	$3,609,819
34,842	Bank of Nova Scotia	1,794,014
29,351	JP Morgan Chase & Co.	6,513,574
85,788	Wells Fargo & Co.	5,569,357
		17,486,764
	Capital Goods - 5.6%
14,578	Honeywell International, Inc.	2,998,403
5,551	Lockheed Martin Corp.	3,031,123
17,908	Otis Worldwide Corp.	1,758,566
11,859	Westinghouse Air Brake Technologies Corp.	2,229,255
		10,017,347
	Consumer Discretionary Distribution & Retail - 2.7%
60,811	LKQ Corp.	2,237,237
3,945	Lowe's Cos., Inc.	1,032,919
13,652	TJX Cos., Inc.	1,543,085
		4,813,241
	Consumer Services - 1.2%
56,202	Aramark	2,126,122
	Consumer Staples Distribution & Retail - 0.9%
22,005	Sysco Corp.	1,649,275
	Energy - 8.3%
20,299	Chevron Corp.	3,020,897
65,053	Coterra Energy, Inc.	1,556,068
30,272	EOG Resources, Inc.	3,691,973
47,300	TotalEnergies SE ADR	2,959,088
71,875	Williams Cos., Inc.	3,764,094
		14,992,120
	Equity Real Estate Investment Trusts (REITs) - 4.3%
12,336	American Tower Corp. REIT	2,634,230
86,484	Host Hotels & Resorts, Inc. REIT	1,490,984
4,996	Public Storage REIT	1,643,984
11,612	Simon Property Group, Inc. REIT	1,963,821
		7,733,019
	Financial Services - 5.2%
16,964	American Express Co.	4,581,637
41,162	Morgan Stanley	4,785,082
		9,366,719
	Food, Beverage & Tobacco - 6.0%
68,627	Keurig Dr. Pepper, Inc.	2,261,260
22,650	Mondelez International, Inc. Class A	1,551,072
39,827	Philip Morris International, Inc.	5,285,043
30,043	Tyson Foods, Inc. Class A	1,760,219
		10,857,594
	Health Care Equipment & Services - 8.2%
10,433	Becton Dickinson & Co.	2,437,044
6,492	Elevance Health, Inc.	2,634,194
41,196	Medtronic PLC	3,676,743
10,479	UnitedHealth Group, Inc.	5,915,396
		14,663,377
	Household & Personal Products - 2.8%
6,129	Estee Lauder Cos., Inc. Class A	422,533
50,431	Kenvue, Inc.	1,156,383
57,148	Unilever PLC ADR	3,480,885
		5,059,801
	Insurance - 6.4%
29,774	American International Group, Inc.	2,259,251
8,041	Chubb Ltd.	2,271,100
13,350	Marsh & McLennan Cos., Inc.	2,913,504
14,781	MetLife, Inc.	1,159,126
34,005	Principal Financial Group, Inc.	2,802,012
		11,404,993
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	Materials - 4.4%
171,134	Amcor PLC	$1,904,721
30,667	BHP Group Ltd. ADR(1)	1,700,792
12,511	Celanese Corp.	1,576,011
41,417	FMC Corp.	2,691,691
		7,873,215
	Media & Entertainment - 5.6%
10,146	Alphabet, Inc. Class A	1,736,082
54,853	Comcast Corp. Class A	2,395,430
36,229	Omnicom Group, Inc.	3,659,129
22,845	Walt Disney Co.	2,197,689
		9,988,330
	Pharmaceuticals, Biotechnology & Life Sciences - 6.6%
44,556	AstraZeneca PLC ADR	3,170,159
5,964	Gilead Sciences, Inc.	529,722
20,794	Merck & Co., Inc.	2,127,642
22,864	Novartis AG ADR	2,478,458
124,825	Pfizer, Inc.	3,532,548
		11,838,529
	Semiconductors & Semiconductor Equipment - 4.2%
9,680	NXP Semiconductors NV	2,269,960
16,758	QUALCOMM, Inc.	2,727,700
12,202	Texas Instruments, Inc.	2,478,958
		7,476,618
	Software & Services - 4.0%
7,864	Accenture PLC Class A	2,711,664
42,306	Cognizant Technology Solutions Corp. Class A	3,155,605
2,445	Roper Technologies, Inc.	1,314,750
		7,182,019
	Technology Hardware & Equipment - 2.0%
64,401	Cisco Systems, Inc.	3,527,243
	Telecommunication Services - 0.7%
5,801	T-Mobile U.S., Inc.	1,294,551
	Transportation - 3.0%
30,747	Delta Air Lines, Inc.	1,759,343
68,386	Knight-Swift Transportation Holdings, Inc.	3,561,543
		5,320,886
	Utilities - 6.7%
32,505	American Electric Power Co., Inc.	3,209,869
22,563	Atmos Energy Corp.	3,131,293
26,442	Duke Energy Corp.	3,047,969
31,823	Sempra	2,653,084
		12,042,215
	Total Common Stocks (cost $132,032,836)	$176,713,978
SHORT-TERM INVESTMENTS - 0.8%
	Securities Lending Collateral - 0.8%
238,843	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(2)	$238,843
796,142	HSBC U.S. Government Money Market Fund, Institutional Class, 4.78%(2)	796,142
238,842	Invesco Government & Agency Portfolio, Institutional Class, 4.76%(2)	238,842

28

Hartford Quality Value ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.8% - (continued)
	Securities Lending Collateral - 0.8% - (continued)
238,842	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(2)		$238,842
	Total Short-Term Investments (cost $1,512,669)		$1,512,669
	Total Investments (cost $133,545,505)	99.3%	$178,226,647
	Other Assets and Liabilities	0.7%	1,212,770
	Net Assets	100.0%	$179,439,417
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$17,486,764	$17,486,764	$—	$—
Capital Goods	10,017,347	10,017,347	—	—
Consumer Discretionary Distribution & Retail	4,813,241	4,813,241	—	—
Consumer Services	2,126,122	2,126,122	—	—
Consumer Staples Distribution & Retail	1,649,275	1,649,275	—	—
Energy	14,992,120	14,992,120	—	—
Equity Real Estate Investment Trusts (REITs)	7,733,019	7,733,019	—	—
Financial Services	9,366,719	9,366,719	—	—
Food, Beverage & Tobacco	10,857,594	10,857,594	—	—
Health Care Equipment & Services	14,663,377	14,663,377	—	—
Household & Personal Products	5,059,801	5,059,801	—	—
Insurance	11,404,993	11,404,993	—	—
Materials	7,873,215	7,873,215	—	—
Media & Entertainment	9,988,330	9,988,330	—	—
Pharmaceuticals, Biotechnology & Life Sciences	11,838,529	11,838,529	—	—
Semiconductors & Semiconductor Equipment	7,476,618	7,476,618	—	—
Software & Services	7,182,019	7,182,019	—	—
Technology Hardware & Equipment	3,527,243	3,527,243	—	—
Telecommunication Services	1,294,551	1,294,551	—	—
Transportation	5,320,886	5,320,886	—	—
Utilities	12,042,215	12,042,215	—	—
Short-Term Investments	1,512,669	1,512,669	—	—
Total	$178,226,647	$178,226,647	$—	$—

(1)	For the period ended October 31, 2024, there were no transfers in and out of Level 3.

29

Hartford Schroders Commodity Strategy ETF (Consolidated)
Schedule of Investments
October 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 0.9%
	Materials - 0.9%
697	Aclara Resources, Inc.*		$232
200	Agnico Eagle Mines Ltd.		17,258
500	Alamos Gold, Inc. Class A		10,090
500	Barrick Gold Corp.		9,660
5,000	Calibre Mining Corp.*		9,075
929	Endeavour Mining PLC		20,547
1,000	Kinross Gold Corp.		10,080
300	Newmont Corp.		13,632
	Total Common Stocks (cost $95,293)		$90,574
SHORT-TERM INVESTMENTS - 84.9%
	U.S. Treasury Securities - 84.9%
	U.S. Treasury Bills - 84.9%
$ 1,030,000	4.42%, 11/07/2024(1)		$1,029,128
780,000	4.45%, 12/12/2024(1)		776,024
645,900	4.50%, 12/19/2024(1)		642,024
1,030,000	4.50%, 01/30/2025(1)		1,018,567
190,000	4.54%, 12/19/2024(1)		188,848
1,000,000	4.54%, 01/09/2025(1)		991,442
870,000	4.57%, 01/16/2025(1)		861,814
1,000,000	4.57%, 01/23/2025(1)		989,774
680,000	4.74%, 11/29/2024(1)		677,448
970,000	4.78%, 11/14/2024(1)		968,226
450,000	4.87%, 11/29/2024(1)		448,267
	Total Short-Term Investments (cost $8,591,197)		$8,591,562
	Total Investments (cost $8,686,490)	85.8%	$8,682,136
	Other Assets and Liabilities	14.2%	1,436,017
	Net Assets	100.0%	$10,118,153
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The Consolidated Schedule of Investments includes investments held by Hartford Schroders Cayman Commodity Strategy Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of October 31, 2024, the Fund invested 13.7% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at October 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Brent Crude Oil Future	10	11/29/2024	$728,100	$(8,260)
Coffee 'C' Future	4	12/18/2024	368,850	(6,456)
Copper Future	3	12/27/2024	325,500	3,390
Copper Future	1	03/27/2025	109,688	8,734
Corn Future	16	12/13/2024	328,600	(4,801)
Cotton No. 2 Future	4	12/06/2024	139,140	(3,394)
Gas Oil Future	4	01/10/2025	266,800	1,091
Gasoline RBOB Future	2	12/31/2024	164,111	(2,828)
Gold 100oz Future	3	12/27/2024	824,790	93,316
KC Hard Red Winter Wheat Future	5	12/13/2024	142,312	858
Lean Hogs Future	7	12/13/2024	234,640	34,594
Live Cattle Future	3	12/31/2024	223,560	10,499
LME Lead Future	2	11/18/2024	99,507	(1,033)
LME Lead Future	2	01/13/2025	100,778	(3,676)
LME Nickel Future	2	11/18/2024	186,092	(9,294)
LME Nickel Future	1	01/13/2025	94,023	(11,314)
LME Primary Aluminum Future	7	11/18/2024	455,206	52,100
LME Primary Aluminum Future	15	12/16/2024	977,734	(33,659)
LME Primary Aluminum Future	6	01/13/2025	392,031	2,403
LME Zinc Future	7	11/18/2024	530,990	29,098
LME Zinc Future	5	01/13/2025	378,801	(9,723)
Micro Copper Future	14	11/26/2024	151,900	(6,638)
Micro Copper Future	3	02/26/2025	32,906	2,154

30

Hartford Schroders Commodity Strategy ETF (Consolidated)
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Futures Contracts Outstanding at October 31, 2024 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
Micro Gold Future	33	12/27/2024	$907,269	$63,303
Micro Silver Future	8	12/27/2024	262,368	(9,843)
Micro WTI Crude Oil Future	81	11/19/2024	561,006	(3,363)
Micro WTI Crude Oil Future	15	12/18/2024	103,215	(672)
Natural Gas Future	19	12/27/2024	563,920	(74,349)
NY Harbor ULSD Future	2	12/31/2024	188,303	3,665
Silver Future	3	12/27/2024	491,940	52,372
Soybean Future	2	01/14/2025	99,450	(455)
Soybean Meal Future	3	01/14/2025	90,390	(4,220)
Soybean Oil Future	10	01/14/2025	270,420	8,714
Wheat Future	8	12/13/2024	228,200	(1,599)
World Sugar No. 11 Future	11	02/28/2025	280,157	31,354
WTI Crude Oil Future	4	11/20/2024	277,040	(2,252)
Total				$199,816
Short position contracts:
LME Lead Future	(2)	11/18/2024	$(99,507)	$3,389
LME Nickel Future	(2)	11/18/2024	(186,092)	13,417
LME Primary Aluminum Future	(7)	11/18/2024	(455,206)	(3,850)
LME Primary Aluminum Future	(15)	12/16/2024	(977,734)	(44,789)
LME Zinc Future	(7)	11/18/2024	(530,990)	13,177
Total				$(18,656)
Total futures contracts				$181,160
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Materials	$90,574	$90,574	$—	$—
Short-Term Investments	8,591,562	—	8,591,562	—
Futures Contracts(2)	427,628	427,628	—	—
Total	$9,109,764	$518,202	$8,591,562	$—
Liabilities
Futures Contracts(2)	$(246,468)	$(246,468)	$—	$—
Total	$(246,468)	$(246,468)	$—	$—

(1)	For the period ended October 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

31

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 1.0%
	Aerospace/Defense - 0.3%
$ 1,301,000	Boeing Co. 6.53%, 05/01/2034(1)	$1,371,706
	Commercial Banks - 0.3%
1,143,000	AIB Group PLC 5.87%, 03/28/2035, (5.87% fixed rate until 03/28/2034; 6 mo. USD SOFR + 1.91% thereafter)(1)(2)	1,168,303
	Diversified Financial Services - 0.4%
717,000	Aircastle Ltd. 5.95%, 02/15/2029(1)	732,977
619,000	Aircastle Ltd./Aircastle Ireland DAC 5.75%, 10/01/2031(1)	628,478
185,000	MMH Master LLC 6.38%, 02/01/2034(1)	191,343
		1,552,798
	Semiconductors - 0.0%
273,000	Qorvo, Inc. 1.75%, 12/15/2024	271,648
	Total Corporate Bonds (cost $4,224,760)	$4,364,455
MUNICIPAL BONDS - 85.5%
	Alabama - 1.6%
	Black Belt Energy Gas Dist, AL, Rev
920,000	4.00%, 10/01/2049(3)	$925,386
2,680,000	4.00%, 06/01/2051(3)	2,712,273
685,000	5.25%, 12/01/2053(3)	740,107
680,000	County of Jefferson Sewer, AL, Rev 5.50%, 10/01/2053	736,109
635,000	Energy Southeast A Cooperative Dist, AL, Rev 5.25%, 07/01/2054(3)	683,394
715,000	Town of Pike Road, AL, GO 5.00%, 03/01/2052	756,642
		6,553,911
	Arizona - 0.2%
1,010,000	Arizona Industrial Dev Auth, AZ, Rev 5.00%, 02/01/2058(3)	1,040,377
	Arkansas - 1.1%
	Arkansas Dev Finance Auth, AR, Rev,
3,320,000	(FHLMC), (FNMA), (GNMA) 5.00%, 07/01/2054	3,466,586
980,000	(FHLMC), (FNMA), (GNMA) 5.00%, 01/01/2055	1,027,897
		4,494,483
	California - 3.4%
205,000	Alameda Corridor Transportation Auth, CA, Rev, (AGM) 5.00%, 10/01/2052	219,851
210,000	California Community Choice Financing Auth, CA, Rev 5.00%, 02/01/2054(3)	225,250
2,330,000	California Infrastructure & Economic Dev Bank, CA, Rev 5.25%, 07/01/2054	2,463,320
240,000	Central Unified School Dist, CA, GO 4.00%, 08/01/2050	240,023
565,000	Fresno Unified School Dist, CA, GO 4.00%, 08/01/2052	558,068
1,415,000	Golden State Tobacco Securitization Corp., CA, Rev 3.00%, 06/01/2046	1,308,162
2,310,000	Moreno Valley Unified School Dist, CA, GO, (AGM) 4.13%, 08/01/2050	2,329,270
765,000	Oxnard School Dist, CA, GO, (BAM) 4.25%, 08/01/2053	770,854
450,000	Pittsburg Unified School Dist, CA, GO, (AGM) 4.25%, 08/01/2049	455,589
1,205,000	Regents of the University of California Medical Center Pooled, CA, Rev 4.00%, 05/15/2053	1,190,910
120,000	San Diego County Regional Airport Auth, CA, Rev 5.00%, 07/01/2053	129,773
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 85.5% - (continued)
	California - 3.4% - (continued)
$ 60,000	San Diego Unified School Dist, CA, GO 4.55%, 07/01/2052	$61,942
935,000	San Francisco Bay Area Rapid Transit Dist, CA, GO 4.25%, 08/01/2052	949,306
1,215,000	San Mateo Foster City School Dist, CA, GO 4.00%, 08/01/2051	1,210,032
970,000	Sweetwater Union High School Dist, CA, GO 5.00%, 08/01/2052	1,049,785
865,000	Victor Valley Community College Dist, CA, GO 4.00%, 08/01/2050	846,157
	Washington Township Health Care Dist, CA, GO,
70,000	(AGM) 4.50%, 08/01/2053	71,616
125,000	5.50%, 08/01/2053	139,415
		14,219,323
	Colorado - 0.9%
715,000	Adams County Housing Auth, CO, Rev 4.50%, 05/01/2042(3)	715,539
575,000	City & County of Denver Airport System, CO, Rev 5.25%, 11/15/2053	624,252
535,000	City of Colorado Springs Utilities System, CO, Rev 4.00%, 11/15/2051	513,782
1,225,000	Colorado Educational & Cultural Facs Auth, CO, Rev, (BAM) 4.25%, 07/01/2054	1,156,377
	Colorado Housing & Finance Auth, CO, Rev
485,000	3.50%, 11/01/2043(3)	486,248
345,000	(FHLMC), (FNMA), (GNMA) 3.50%, 05/01/2050	342,806
		3,839,004
	Connecticut - 0.0%
100,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.25%, 05/15/2042	100,463
	District of Columbia - 1.8%
	Dist of Columbia Housing Finance Agency, DC, Rev
2,735,000	3.55%, 08/01/2042(3)	2,730,089
695,000	3.65%, 07/01/2028(3)	699,426
890,000	5.00%, 12/01/2028(3)	931,054
700,000	Dist of Columbia Income Tax, DC, Rev 5.25%, 05/01/2048	765,878
2,090,000	Dist of Columbia Water & Sewer Auth, DC, Rev 4.00%, 10/01/2047	2,052,275
340,000	Metropolitan Washington Airports Auth, Dulles Toll Road, DC, Rev 5.00%, 10/01/2034	357,474
		7,536,196
	Florida - 1.8%
50,000	Broward County Housing Finance Auth, FL, Rev, (HUD) 3.40%, 03/01/2057(3)	49,967
280,000	City of Cape Coral Water & Sewer, FL, Rev, (BAM) 5.25%, 10/01/2053	308,426
2,745,000	County of Broward Convention Center Hotel, FL, Rev 4.00%, 01/01/2051	2,671,263
800,000	Escambia County Housing Finance Auth, FL, Rev 3.80%, 06/01/2027(3)	805,174
410,000	Florida Dev Finance Corp., FL, Rev 5.25%, 08/01/2055	427,986
	Florida Housing Finance Corp., FL, Rev,
50,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2051	49,156
700,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2052	685,702
280,000	(GNMA) 3.35%, 10/01/2027(3)	278,564

32

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 85.5% - (continued)
	Florida - 1.8% - (continued)
$ 320,000	(FHLMC), (FNMA), (GNMA) 3.50%, 07/01/2051	$317,926
1,320,000	3.80%, 06/01/2042(3)	1,329,267
125,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2049	125,004
290,000	St. Johns County Housing Finance Auth, FL, Rev 3.55%, 07/01/2027(3)	289,961
		7,338,396
	Georgia - 3.3%
	Main Street Natural Gas, Inc., GA, Rev
1,565,000	4.00%, 03/01/2050(3)	1,577,438
485,000	4.00%, 05/01/2052(3)	491,151
1,525,000	5.00%, 12/01/2053(3)	1,620,921
615,000	5.00%, 05/01/2054(3)	655,756
3,835,000	Municipal Electric Auth of Georgia, GA, Rev, (BAM) 5.25%, 01/01/2054	4,144,643
4,960,000	Valdosta & Lowndes County Hospital Auth, GA, Rev 5.00%, 10/01/2054	5,297,710
		13,787,619
	Hawaii - 0.4%
	City & County Honolulu Wastewater System, HI, Rev
95,000	5.25%, 07/01/2053	103,733
1,500,000	5.25%, 07/01/2054	1,648,633
		1,752,366
	Illinois - 2.4%
1,940,000	Chicago O'Hare International Airport, IL, Rev 5.50%, 01/01/2059	2,126,703
1,240,000	City of Chicago, IL, Rev 3.50%, 08/01/2027(3)	1,241,748
	Illinois Housing Dev Auth, IL, Rev,
375,000	(FHLMC), (FNMA), (GNMA) 3.00%, 10/01/2051	366,631
645,000	(FHLMC), (FNMA), (GNMA) 3.75%, 04/01/2050	644,433
625,000	(FHLMC), (FNMA), (GNMA) 4.00%, 10/01/2049	627,053
55,000	(FHLMC), (FNMA), (GNMA) 4.50%, 10/01/2048	55,644
2,000,000	(FHA), (HUD) 5.00%, 02/01/2027(3)	2,037,784
1,455,000	(HUD) 5.00%, 02/01/2027(3)	1,481,593
1,255,000	Metropolitan Pier & Exposition Auth, IL, Rev 5.00%, 06/15/2053	1,320,226
		9,901,815
	Indiana - 0.4%
	Indiana Housing & Community Dev Auth, IN, Rev,
755,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2050	740,779
55,000	(GNMA) 4.00%, 07/01/2048	55,048
705,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2053	738,062
		1,533,889
	Iowa - 1.5%
	Iowa Finance Auth, IA, Rev,
840,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2047	823,280
1,565,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2051	1,523,195
2,590,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2052	2,524,828
215,000	(FHLMC), (FNMA), (GNMA) 3.25%, 07/01/2050	212,359
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 85.5% - (continued)
	Iowa - 1.5% - (continued)
$ 30,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2048	$30,021
985,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2052	989,194
		6,102,877
	Kentucky - 1.2%
	Kentucky Public Energy Auth, KY, Rev
2,510,000	5.00%, 01/01/2055(3)	2,690,460
2,005,000	5.25%, 04/01/2054(3)	2,177,335
		4,867,795
	Louisiana - 0.9%
	Louisiana Housing Corp., LA, Rev,
480,000	(FHA) 3.75%, 08/01/2027(3)	483,348
595,000	3.75%, 02/01/2028(3)	600,017
5,000	4.50%, 12/01/2047	5,041
1,385,000	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev 2.50%, 04/01/2036	1,138,861
1,255,000	Louisiana Stadium & Exposition Dist, LA, Rev 5.25%, 07/01/2053	1,341,694
		3,568,961
	Maryland - 0.1%
625,000	Maryland State Transportation Auth, MD, Rev 4.00%, 07/01/2050	598,917
	Massachusetts - 2.3%
	Commonwealth of Massachusetts, MA, GO
120,000	3.00%, 02/01/2048	95,095
7,720,000	5.00%, 05/01/2053	8,241,476
1,180,000	Massachusetts Bay Transportation Auth Sales Tax, MA, Rev 4.00%, 07/01/2053	1,125,181
		9,461,752
	Michigan - 2.1%
700,000	Cedar Springs Public School Dist, MI, GO, (Q-SBLF) 4.50%, 05/01/2049	709,186
770,000	Ferndale Public Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2053	811,764
1,500,000	Fraser Public School Dist, MI, GO, (Q-SBLF) 5.00%, 05/01/2048	1,574,579
210,000	Great Lakes Water Auth, Sewage Disposal System, MI, Rev 5.25%, 07/01/2053	228,898
210,000	Great Lakes Water Auth, Water Supply System, MI, Rev 5.25%, 07/01/2053	228,898
	Grosse Ile Township School Dist, MI, GO,
540,000	(Q-SBLF) 5.00%, 05/01/2049	568,161
625,000	(Q-SBLF) 5.00%, 05/01/2052	655,203
	Michigan State Housing Dev Auth, MI, Rev
50,000	3.75%, 06/01/2050	49,951
365,000	3.80%, 07/01/2041(3)	366,955
1,540,000	Troy School Dist, MI, GO, (Q-SBLF) 5.00%, 05/01/2052	1,632,411
1,750,000	Wayne County Airport Auth, MI, Rev, (AGM) 5.25%, 12/01/2048	1,910,214
		8,736,220
	Minnesota - 0.9%
435,000	Minneapolis-St Paul Metropolitan Airports Commission, MN, Rev 4.25%, 01/01/2052	429,121
3,100,000	Minnesota Housing Finance Agency, MN, Rev, (FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2051	3,046,165
165,000	Washington County Community Dev Agency, MN, Rev 3.68%, 09/01/2026(3)	165,069
		3,640,355

33

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 85.5% - (continued)
	Mississippi - 0.3%
	Mississippi Home Corp., MS, Rev,
$ 900,000	(FHLMC), (FNMA), (GNMA) 3.00%, 12/01/2050	$883,781
170,000	(FHLMC), (FNMA), (GNMA) 3.25%, 12/01/2050	168,020
		1,051,801
	Missouri - 0.6%
875,000	Kansas City Planned Industrial Expansion Auth, MO, Rev 5.00%, 07/01/2045(3)	905,465
	Missouri Housing Dev Commission, MO, Rev,
445,000	(FHLMC), (FNMA), (GNMA) 3.00%, 05/01/2052	436,321
335,000	(FHLMC), (FNMA), (GNMA) 3.25%, 05/01/2051	330,725
140,000	(FHLMC), (FNMA), (GNMA) 3.50%, 11/01/2050	139,074
190,000	(FHLMC), (FNMA), (GNMA) 3.88%, 05/01/2050	190,344
80,000	(FHLMC), (FNMA), (GNMA) 4.25%, 05/01/2049	80,475
60,000	(FHLMC), (FNMA), (GNMA) 4.75%, 05/01/2049	60,775
385,000	St. Charles County Francis Howell R-III School Dist, MO, GO 2.00%, 03/01/2037	297,380
		2,440,559
	Nebraska - 0.1%
	Nebraska Investment Finance Auth, NE, Rev,
400,000	(FHLMC), (FNMA), (GNMA) 3.00%, 09/01/2050	392,279
50,000	4.00%, 09/01/2048	50,044
		442,323
	Nevada - 0.3%
70,000	Nevada Housing Division, NV, Rev, (FHLMC), (FNMA), (GNMA) 4.00%, 10/01/2049	70,289
950,000	Reno-Tahoe Airport Auth, NV, Rev 5.25%, 07/01/2054	1,026,008
		1,096,297
	New Jersey - 0.1%
430,000	New Jersey Housing & Mortgage Finance Agency, NJ, Rev, (HUD) 3.67%, 02/01/2026	429,468
25,000	New Jersey Transportation Trust Fund Auth, NJ, Rev 4.00%, 06/15/2035	25,378
		454,846
	New Mexico - 1.0%
	New Mexico Mortgage Finance Auth, NM, Rev,
655,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2051	642,198
1,625,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2052	1,590,815
100,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2049	100,159
125,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2050	125,443
1,810,000	(FHLMC), (FNMA), (GNMA) 4.25%, 03/01/2053	1,834,398
		4,293,013
	New York - 7.4%
1,130,000	City of New York, NY, GO 4.00%, 04/01/2050	1,091,936
3,000,000	Monroe County Industrial Dev Corp., NY, Rev, (HUD) 5.00%, 07/01/2028(3)	3,127,547
	New York City Municipal Water Finance Auth, NY, Rev
1,500,000	4.00%, 06/15/2054	1,445,365
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 85.5% - (continued)
	New York - 7.4% - (continued)
$ 1,240,000	5.25%, 06/15/2053	$1,354,382
1,750,000	5.25%, 06/15/2054	1,917,436
	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev
445,000	4.00%, 08/01/2048	433,821
1,890,000	4.00%, 02/01/2051	1,833,592
225,000	New York City Transitional Finance Auth, NY, Rev 4.38%, 05/01/2053	226,976
	New York Power Auth, NY, Rev
2,000,000	4.00%, 11/15/2054	1,925,632
5,000,000	(AGM) 5.00%, 11/15/2053	5,366,850
	New York State Dormitory Auth, NY, Rev
950,000	3.00%, 03/15/2038	860,931
5,000,000	4.00%, 05/01/2054	4,669,078
2,630,000	New York State Housing Finance Agency, NY, Rev, (FHLMC) 3.57%, 05/01/2042(3)	2,597,719
230,000	Rockland County Industrial Dev Agency, NY, Rev, (FHA), (HUD) 4.65%, 05/01/2027(3)	230,120
	Triborough Bridge & Tunnel Auth Sales Tax, NY, Rev
1,560,000	5.00%, 05/15/2053	1,661,324
1,365,000	5.25%, 05/15/2064	1,484,567
605,000	Triborough Bridge & Tunnel Auth, NY, Rev 4.50%, 05/15/2052	619,820
		30,847,096
	North Carolina - 0.9%
240,000	Asheville Housing Auth, NC, Rev, (HUD) 5.00%, 11/01/2026(3)	243,529
3,145,000	City of Charlotte Storm Water, NC, Rev 4.00%, 12/01/2054	3,095,037
530,000	North Carolina Housing Finance Agency, NC, Rev, (FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2050	532,223
		3,870,789
	Ohio - 2.4%
1,680,000	Cuyahoga Metropolitan Housing Auth, OH, Rev 3.45%, 02/01/2028(3)	1,684,783
3,015,000	Fairborn City School Dist, OH, GO 5.25%, 12/01/2053	3,221,730
	Ohio Housing Finance Agency, OH, Rev
755,000	3.00%, 03/01/2052	740,198
865,000	(FHLMC), (FNMA), (GNMA) 3.25%, 03/01/2050	854,587
1,380,000	(HUD) 3.85%, 07/01/2025	1,380,615
20,000	(FHLMC), (FNMA), (GNMA) 4.50%, 09/01/2048	20,163
295,000	Ohio Turnpike & Infrastructure Commission, OH, Rev 0.00%, 02/15/2041(4)	149,506
1,840,000	Pickerington Local School Dist, OH, GO 5.00%, 12/01/2053	1,946,913
		9,998,495
	Oklahoma - 0.0%
110,000	Oklahoma Housing Finance Agency, OK, Rev, (FHLMC), (FNMA), (GNMA) 4.00%, 03/01/2050	110,560
	Oregon - 1.3%
5,000,000	Astoria Hospital Facs Auth, OR, Rev 5.25%, 08/01/2054	5,238,145
	Pennsylvania - 1.2%
600,000	Allegheny County Airport Auth, PA, Rev, (AGM) 5.25%, 01/01/2053	646,426

34

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 85.5% - (continued)
	Pennsylvania - 1.2% - (continued)
$ 145,000	Allegheny County Sanitary Auth, PA, Rev 5.00%, 06/01/2053	$155,125
3,700,000	Philadelphia Gas Works Co., PA, Rev, (AGC) 5.25%, 08/01/2054	3,983,603
		4,785,154
	Rhode Island - 0.4%
	Rhode Island Health & Educational Building Corp., RI, Rev,
875,000	(ST AID WITHHLDG) 4.13%, 05/15/2054	845,374
630,000	5.25%, 05/15/2054	665,771
		1,511,145
	South Carolina - 2.0%
2,500,000	Inman Campobello Water Dist, SC, Rev, (BAM) 5.00%, 06/01/2048	2,636,068
3,135,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 10/01/2054(3)	3,388,893
2,160,000	South Carolina Jobs-Economic Dev Auth, SC, Rev 5.25%, 11/01/2054	2,343,257
45,000	Tobacco Settlement Management Auth, SC, Rev 6.38%, 05/15/2030	51,590
		8,419,808
	Tennessee - 3.3%
	Chattanooga Health Educational & Housing Facility Board, TN, Rev
355,000	3.80%, 12/01/2029(3)	358,773
960,000	5.25%, 12/01/2054	1,024,056
2,735,000	Cleveland Health & Educational Facs Board, TN, Rev 5.25%, 08/15/2054	2,947,824
515,000	County of Putnam, TN, GO 2.00%, 04/01/2037	399,245
625,000	Health Educational & Housing Facility Board of the City of Memphis, TN, Rev, (HUD) 3.55%, 12/01/2027(3)	628,604
75,000	Jackson Health Educational & Housing Facility Board, TN, Rev, (HUD) 3.00%, 12/01/2026(3)	74,965
390,000	Johnson City Health & Educational Facs Board, TN, Rev, (HUD) 3.60%, 12/01/2027(3)	392,249
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev,
1,415,000	(HUD) 3.50%, 02/01/2048(3)	1,408,720
2,010,000	3.85%, 02/01/2045(3)	2,007,305
1,805,000	(FNMA) 4.60%, 12/01/2044(5)	1,808,158
15,000	(NPFG) 4.88%, 11/01/2028	15,551
	Metropolitan Nashville Airport Auth, TN, Rev
350,000	5.00%, 07/01/2049	365,366
305,000	5.00%, 07/01/2052	320,533
1,795,000	Tennergy Corp., TN, Rev 4.00%, 12/01/2051(3)	1,809,915
45,000	Tennessee Housing Dev Agency, TN, Rev 4.50%, 07/01/2049	45,424
		13,606,688
	Texas - 32.8%
910,000	Aldine Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	872,445
610,000	Alvarado Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2052	587,640
	Arlington Higher Education Finance Corp., TX, Rev,
2,000,000	(PSF-GTD) 4.13%, 08/15/2054	1,902,595
700,000	(PSF-GTD) 4.25%, 12/01/2048	700,205
200,000	(PSF-GTD) 4.25%, 12/01/2053	199,221
680,000	(PSF-GTD) 5.00%, 08/15/2033	724,271
200,000	(PSF-GTD) 5.00%, 08/15/2048	212,192
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 85.5% - (continued)
	Texas - 32.8% - (continued)
$ 1,840,000	Azle Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	$1,770,035
	Bexar County Hospital Dist, TX, GO
635,000	4.25%, 02/15/2052	624,965
1,405,000	4.25%, 02/15/2053	1,382,765
280,000	Bexar County Housing Finance Corp., TX, Rev 4.05%, 03/01/2028(3)	281,400
1,235,000	Bullard Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2052	1,183,935
6,000,000	Capital Area Housing Finance Corp., TX, Rev 3.48%, 08/01/2039(3)	5,989,697
1,235,000	Carrizo Springs Consolidated Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/15/2049	1,319,042
4,825,000	Chapel Hill Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2048	5,155,762
	City of Dallas Housing Finance Corp., TX, Rev,
330,000	(FHA) 5.00%, 08/01/2027(3)	339,367
180,000	5.00%, 10/01/2028(3)	188,883
390,000	City of Georgetown Utility System, TX, Rev, (BAM) 5.25%, 08/15/2053	418,200
790,000	Cleburne Independent School Dist, TX, GO, (PSF-GTD) 3.00%, 02/15/2046	631,046
	Clifton Higher Education Finance Corp., TX, Rev,
545,000	(PSF-GTD) 4.25%, 04/01/2053	539,947
765,000	(PSF-GTD) 4.25%, 08/15/2053	762,444
765,000	College of the Mainland, TX, GO 4.00%, 08/15/2049	727,189
1,190,000	Columbia-Brazoria Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/01/2053	1,142,178
	Community Independent School Dist, TX, GO,
330,000	(PSF-GTD) 5.00%, 02/15/2048	353,289
905,000	(PSF-GTD) 5.00%, 02/15/2053	958,524
5,000,000	County of Harris Toll Road, TX, Rev 5.25%, 08/15/2054	5,433,733
505,000	County of Harris, TX, GO 5.00%, 10/01/2038	521,793
4,635,000	Crowley Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/01/2054	4,599,086
825,000	Dallas Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	803,716
2,165,000	Denison Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/01/2053	2,075,688
3,065,000	Dickinson Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/15/2053	3,052,019
375,000	Donna Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 02/15/2053	366,364
2,405,000	Forney Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2053	2,332,814
380,000	Fort Worth Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2048	371,090
	Georgetown Independent School Dist, TX, GO,
690,000	(PSF-GTD) 2.50%, 08/15/2037	563,757
970,000	(PSF-GTD) 5.00%, 02/15/2054	1,036,790
700,000	Houston Housing Finance Corp., TX, Rev 3.65%, 02/01/2048(3)	705,563
1,535,000	Humble Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	1,476,633
1,280,000	Hurst-Euless-Bedford Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2050	1,250,564
6,605,000	Judson Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2053	7,052,228
1,085,000	Katy Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	1,051,736
930,000	Kaufman Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2054	986,654

35

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 85.5% - (continued)
	Texas - 32.8% - (continued)
$ 1,390,000	Lakeside Place PFC, TX, Rev, (FHA) 4.15%, 11/01/2026(3)	$1,393,130
	Lamar Consolidated Independent School Dist, TX, GO,
365,000	(PSF-GTD) 3.00%, 02/15/2051	283,322
1,090,000	(PSF-GTD) 4.00%, 02/15/2048	1,029,737
5,605,000	(PSF-GTD) 5.00%, 02/15/2053	5,960,753
1,030,000	Liberty Hill Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 02/01/2053	1,008,017
590,000	Lockhart Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 08/01/2053	576,875
4,720,000	McGregor Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2054	5,026,227
2,165,000	Medina Valley Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	2,081,253
1,315,000	Mesquite Housing Finance Corp., TX, Rev 3.35%, 08/01/2029(3)	1,317,574
1,850,000	Midland Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	1,784,763
	Montgomery Independent School Dist, TX, GO,
115,000	(PSF-GTD) 4.00%, 02/15/2053	110,368
745,000	(PSF-GTD) 4.25%, 02/15/2052	746,292
580,000	Navarro Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	551,397
	New Caney Independent School Dist, TX, GO,
4,210,000	(PSF-GTD) 4.00%, 02/15/2054	4,009,124
4,515,000	(PSF-GTD) 5.00%, 02/15/2053	4,828,665
20,000	Newark Higher Education Finance Corp., TX, Rev, (PSF-GTD) 5.00%, 08/15/2052	20,999
990,000	Northside Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 08/15/2053	972,748
465,000	Northwest Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2048	494,703
1,250,000	Pewitt Consolidated Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	1,195,684
3,210,000	Prosper Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	3,116,774
435,000	Rockwall Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	418,173
1,105,000	Royal Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/15/2053	1,110,061
185,000	Sabine-Neches Navigation Dist, TX, GO 5.25%, 02/15/2052	195,845
	San Antonio Housing Trust Public Facility Corp., TX, Rev
835,000	3.45%, 07/01/2029(3)	837,954
85,000	5.00%, 09/01/2028(3)	88,949
130,000	(FNMA) 5.00%, 10/01/2028(3)	136,009
1,810,000	Sherman Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2053	1,914,444
1,930,000	Southwest Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/01/2053	1,852,440
1,515,000	Strategic Housing Finance Corp. of Travis County, TX, Rev 3.35%, 03/01/2046(3)	1,514,140
805,000	Temple Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/01/2047	807,149
	Texas Department of Housing & Community Affairs, TX, Rev,
570,000	(GNMA) 3.00%, 01/01/2052	557,559
10,000	(GNMA) 3.00%, 03/01/2052	9,755
1,565,000	(HUD) 3.25%, 08/01/2028(3)	1,561,468
255,000	(GNMA) 3.50%, 03/01/2051	252,624
80,000	(GNMA) 4.00%, 03/01/2050	80,553
50,000	(GNMA) 4.75%, 03/01/2049	50,417
330,000	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev 5.00%, 12/15/2028	345,288
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 85.5% - (continued)
	Texas - 32.8% - (continued)
$ 5,900,000	Texas Municipal Gas Acquisition & Supply Corp. IV, TX, Rev 5.50%, 01/01/2054(3)	$6,353,798
400,000	Texas State Affordable Housing Corp., TX, Rev 3.63%, 01/01/2045(3)	402,006
5,000,000	Texas State University System, TX, Rev 5.25%, 03/15/2054	5,403,435
	Texas Water Dev Board, TX, Rev
285,000	4.80%, 10/15/2052	297,768
5,000,000	5.00%, 10/15/2053	5,389,035
1,135,000	5.25%, 10/15/2051	1,240,367
6,000,000	Waxahachie Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	5,758,345
440,000	White Settlement Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 08/15/2052	428,162
		136,161,614
	Utah - 4.5%
11,405,000	County of Iron Sales Tax, UT, Rev 5.00%, 10/01/2059	12,088,040
5,920,000	Timpanogos Special Service Dist, UT, Rev 5.00%, 06/01/2054	6,329,450
370,000	Utah Housing Corp., UT, Rev 3.70%, 08/01/2043(3)	372,787
		18,790,277
	Virginia - 0.5%
365,000	Hampton Roads Transportation Accountability Commission, VA, Rev 4.00%, 07/01/2052	355,260
660,000	Harrisonburg Redev & Housing Auth, VA, Rev 3.57%, 10/01/2045(3)	663,896
1,150,000	Loudoun County Economic Dev Auth, VA, Rev 4.00%, 10/01/2052	1,155,318
		2,174,474
	Washington - 0.1%
455,000	King County Public Hospital Dist No. 2, WA, GO 5.25%, 12/01/2045	492,026
115,000	Washington State Housing Finance Commission, WA, Rev 4.00%, 12/01/2048	115,159
		607,185
	Wyoming - 0.0%
50,000	Wyoming Community Dev Auth, WY, Rev 4.00%, 06/01/2043	50,046
	Total Municipal Bonds (cost $354,633,854)	$355,025,034
U.S. GOVERNMENT AGENCIES - 1.9%
	Mortgage-Backed Agencies - 1.9%
	Federal Home Loan Mortgage Corp. - 1.1%
3,406,771	4.16%, 05/25/2041(3)	$3,360,598
1,221,792	4.56%, 04/25/2042(1)(3)	1,279,010
		4,639,608
	Federal National Mortgage Association - 0.8%
3,051,390	6.00%, 09/01/2054	3,071,271
	Total U.S. Government Agencies (cost $7,932,034)	$7,710,879
U.S. GOVERNMENT SECURITIES - 4.2%
	U.S. Treasury Securities - 4.2%
	U.S. Treasury Bonds - 4.2%
3,869,900	4.13%, 08/15/2044	$3,634,078

36

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 4.2% - (continued)
	U.S. Treasury Securities - 4.2% - (continued)
	U.S. Treasury Bonds - 4.2% - (continued)
$ 14,189,000	4.50%, 02/15/2044		$14,033,808
	Total U.S. Government Securities (cost $17,275,590)		$17,667,886
	Total Long-Term Investments (cost $384,066,238)		$384,768,254
SHORT-TERM INVESTMENTS - 6.5%
	U.S. Treasury Securities - 6.5%
	U.S. Treasury Bills - 6.5%
43,000	3.94%, 09/04/2025(6)		$41,478
1,035,000	3.97%, 09/04/2025(6)		998,373
1,974,000	3.97%, 09/04/2025(6)		1,904,144
1,031,000	4.01%, 09/04/2025(6)		994,515
310,000	4.04%, 08/07/2025(6)		300,045
1,029,000	4.06%, 09/04/2025(6)		992,586
1,030,000	4.22%, 09/04/2025(6)		993,550
1,829,000	4.22%, 10/02/2025(6)		1,759,338
12,338,000	4.24%, 10/02/2025(6)		11,868,075
2,667,000	4.24%, 10/02/2025(6)		2,565,420
802,000	4.26%, 08/07/2025(6)		776,246
369,000	4.26%, 09/04/2025(6)		355,942
2,025,000	4.28%, 10/02/2025(6)		1,947,873
694,000	4.32%, 10/02/2025(6)		667,567
254,000	4.38%, 08/07/2025(6)		245,843
543,000	4.41%, 08/07/2025(6)		525,563
	Total Short-Term Investments (cost $26,962,308)		$26,936,558
	Total Investments (cost $411,028,546)	99.1%	$411,704,812
	Other Assets and Liabilities	0.9%	3,553,568
	Net Assets	100.0%	$415,258,380
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2024, the aggregate value of these securities was
$5,371,817, representing 1.3% of net assets.

(2)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(3)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a zero-coupon bond.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $1,805,000 at October 31, 2024.
(6)	The rate shown represents current yield to maturity.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$4,364,455	$—	$4,364,455	$—
Municipal Bonds	355,025,034	—	355,025,034	—
U.S. Government Agencies	7,710,879	—	7,710,879	—
U.S. Government Securities	17,667,886	—	17,667,886	—
Short-Term Investments	26,936,558	—	26,936,558	—
Total	$411,704,812	$—	$411,704,812	$—

(1)	For the period ended October 31, 2024, there were no transfers in and out of Level 3.

37

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 15.2%
	Asset-Backed - Automobile - 2.4%
$ 190,000	Bridgecrest Lending Auto Securitization Trust 4.72%, 09/15/2028	$189,682
50,000	Exeter Automobile Receivables Trust 12.07%, 09/16/2030(1)	56,979
150,000	Prestige Auto Receivables Trust 6.75%, 11/17/2031(1)	147,022
585,000	SFS Auto Receivables Securitization Trust 5.33%, 11/20/2029(1)	592,622
540,000	Wheels Fleet Lease Funding 1 LLC 4.80%, 09/19/2039(1)	539,357
		1,525,662
	Commercial Mortgage-Backed Securities - 3.6%
130,000	280 Park Avenue Mortgage Trust 7.24%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	120,709
80,000	ARZ Trust 8.27%, 06/11/2029(1)	81,043
100,000	BAMLL Commercial Mortgage Securities Trust 3.72%, 11/05/2032(1)(3)	38,983
100,000	BOCA Commercial Mortgage Trust 9.24%, 08/15/2041, 1 mo. USD Term SOFR + 4.44%(1)(2)	99,875
	BPR Trust
30,000	5.85%, 11/05/2029(1)(3)	26,709
90,000	8.34%, 10/05/2038(1)(3)	92,370
15,960	BX Trust 8.50%, 08/15/2039, 1 mo. USD Term SOFR + 3.70%(1)(2)	15,995
75,000	Citigroup Commercial Mortgage Trust 3.00%, 11/15/2049(1)	51,769
90,000	Commercial Mortgage Trust 3.86%, 03/10/2046(1)(3)	70,383
	DC Trust
200,000	8.48%, 04/13/2040(1)(3)	203,341
85,000	10.31%, 04/13/2040(1)(3)	85,989
215,000	GS Mortgage Securities Corp. II 7.29%, 03/10/2041(1)(3)	215,408
124,532	GS Mortgage Securities Corp. Trust 2.95%, 11/05/2034(1)	103,643
105,000	HIH Trust 9.14%, 10/15/2041, 1 mo. USD Term SOFR + 4.19%(1)(2)	104,836
100,000	HTL Commercial Mortgage Trust 11.93%, 05/10/2039(1)(3)	100,809
175,000	JPMBB Commercial Mortgage Securities Trust 4.05%, 09/15/2047(1)(3)	150,821
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.81%, 05/15/2046(1)(3)	108,447
125,000	Morgan Stanley Capital I Trust 3.91%, 09/09/2032(1)	108,863
110,000	NXPT Commercial Mortgage Trust 6.93%, 11/05/2041(1)(3)	106,324
205,000	ROCK Trust 8.82%, 11/13/2041(1)	208,665
225,000	Worldwide Plaza Trust 3.53%, 11/10/2036(1)	152,212
		2,247,194
	Other Asset-Backed Securities - 3.6%
79,852	AASET U.S. Ltd. 3.84%, 01/16/2038(1)	60,488
549,000	AMMC CLO 22 Ltd. 10.64%, 04/25/2031, 3 mo. USD Term SOFR + 6.01%(1)(2)	547,828
250,000	GoldenTree Loan Management U.S. CLO 16 Ltd. 11.12%, 01/20/2034, 3 mo. USD Term SOFR + 6.50%(1)(2)	251,475
41,622	HINNT LLC 8.00%, 03/15/2043(1)	39,234
	Home RE Ltd.
150,000	9.46%, 10/25/2033, 30 day USD SOFR Average + 4.60%(1)(2)	155,577
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 15.2% - (continued)
	Other Asset-Backed Securities - 3.6% - (continued)
$ 165,000	10.36%, 10/25/2034, 30 day USD SOFR Average + 5.50%(1)(2)	$174,264
244,048	Horizon Aircraft Finance III Ltd. 4.46%, 11/15/2039(1)	167,170
250,000	Invesco U.S. CLO Ltd. 11.53%, 04/22/2037, 3 mo. USD Term SOFR + 6.90%(1)(2)	253,701
250,000	Onex CLO Subsidiary Ltd. 9.73%, 07/20/2037, 3 mo. USD Term SOFR + 4.40%(1)(2)	248,572
215,000	Progress Residential Trust 4.25%, 04/19/2038(1)	210,099
100,000	Tricon Residential Trust 4.13%, 07/17/2038(1)	93,242
25,000	VB-S1 Issuer LLC 8.87%, 05/15/2054(1)	25,331
		2,226,981
	Whole Loan Collateral CMO - 5.6%
50,000	Angel Oak Mortgage Trust 2.48%, 05/25/2066(1)(3)	36,084
	Federal National Mortgage Association Connecticut Avenue Securities Trust
15,000	8.76%, 07/25/2043, 30 day USD SOFR Average + 3.90%(1)(2)	15,787
300,000	10.36%, 12/25/2041, 30 day USD SOFR Average + 5.50%(1)(2)	313,469
200,000	10.86%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	210,213
265,000	10.86%, 12/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	278,551
265,000	11.06%, 11/25/2041, 30 day USD SOFR Average + 6.20%(1)(2)	279,540
179,000	11.86%, 04/25/2042, 30 day USD SOFR Average + 7.00%(1)(2)	194,961
255,000	12.51%, 01/25/2042, 30 day USD SOFR Average + 7.65%(1)(2)	276,033
245,000	14.36%, 03/25/2042, 30 day USD SOFR Average + 9.50%(1)(2)	273,761
24,510	16.72%, 08/25/2028, 30 day USD SOFR Average + 11.86%(2)	27,399
100,000	Imperial Fund Mortgage Trust 4.10%, 01/25/2057(1)(3)	73,529
	PRET LLC
215,000	5.07%, 07/25/2051(1)(4)	206,774
100,000	5.44%, 01/25/2052(1)(4)	95,471
201,994	7.97%, 09/25/2051(1)(4)	196,112
115,000	8.72%, 10/25/2054(1)(4)	114,996
175,000	8.96%, 10/25/2054(1)(4)	175,000
	PRPM LLC
201,702	6.60%, 09/25/2026(1)(3)	196,390
115,394	6.72%, 06/25/2026(1)(4)	113,737
100,000	8.60%, 11/25/2029(1)(4)(5)	100,000
201,325	VCAT LLC 3.97%, 09/25/2051(1)(4)	194,311
135,000	Verus Securitization Trust 3.04%, 09/25/2066(1)(3)	92,737
		3,464,855
	Total Asset & Commercial Mortgage-Backed Securities (cost $9,381,960)	$9,464,692
CONVERTIBLE BONDS - 6.1%
	Auto Manufacturers - 0.1%
90,000	Rivian Automotive, Inc. 3.63%, 10/15/2030	$69,606
	Biotechnology - 0.6%
77,000	Alnylam Pharmaceuticals, Inc. 1.00%, 09/15/2027	87,780

38

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 6.1% - (continued)
	Biotechnology - 0.6% - (continued)
$ 85,000	BioMarin Pharmaceutical, Inc. 1.25%, 05/15/2027	$79,518
109,000	Immunocore Holdings PLC 2.50%, 02/01/2030(1)	94,034
132,000	Ionis Pharmaceuticals, Inc. 1.75%, 06/15/2028	133,452
		394,784
	Commercial Services - 0.6%
153,000	Global Payments, Inc. 1.50%, 03/01/2031(1)	145,886
EUR 100,000	Nexi SpA 1.75%, 04/24/2027(6)	101,493
	Shift4 Payments, Inc.
$ 63,000	0.00%, 12/15/2025(7)	76,923
60,000	0.50%, 08/01/2027	61,350
		385,652
	Electric - 0.1%
42,000	Atlantica Sustainable Infrastructure Jersey Ltd. 4.00%, 07/15/2025	41,561
15,000	PG&E Corp. 4.25%, 12/01/2027(1)	16,357
		57,918
	Energy-Alternate Sources - 0.4%
214,000	Enphase Energy, Inc. 0.00%, 03/01/2028(7)	179,118
70,000	NextEra Energy Partners LP 0.00%, 11/15/2025(1)(7)	65,240
30,000	Stem, Inc. 0.50%, 12/01/2028(1)	8,868
		253,226
	Entertainment - 0.2%
75,000	Live Nation Entertainment, Inc. 3.13%, 01/15/2029	95,393
	Healthcare - Products - 0.4%
112,000	Exact Sciences Corp. 2.00%, 03/01/2030(1)	126,840
103,000	Insulet Corp. 0.38%, 09/01/2026	121,179
		248,019
	Internet - 1.1%
8,000	Alibaba Group Holding Ltd. 0.50%, 06/01/2031(1)	9,224
	Etsy, Inc.
32,000	0.13%, 10/01/2026	30,784
53,000	0.25%, 06/15/2028	43,224
12,000	JD.com, Inc. 0.25%, 06/01/2029(1)	13,686
300,000	Meituan 0.00%, 04/27/2028(6)(7)	286,140
104,000	Sea Ltd. 2.38%, 12/01/2025	124,176
85,000	Shopify, Inc. 0.13%, 11/01/2025	81,643
94,000	Uber Technologies, Inc. 0.88%, 12/01/2028(1)	113,270
		702,147
	IT Services - 0.4%
95,000	Rapid7, Inc. 0.25%, 03/15/2027	88,112
59,000	Seagate HDD Cayman 3.50%, 06/01/2028	78,913
40,000	Zscaler, Inc. 0.13%, 07/01/2025	50,440
		217,465
	Leisure Time - 0.3%
85,000	Carnival Corp. 5.75%, 12/01/2027	155,210
	Machinery-Diversified - 0.2%
126,000	Middleby Corp. 1.00%, 09/01/2025	138,247
	Miscellaneous Manufacturing - 0.0%
1,000	Axon Enterprise, Inc. 0.50%, 12/15/2027	1,889
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 6.1% - (continued)
	Pharmaceuticals - 0.2%
	Dexcom, Inc.
$ 50,000	0.25%, 11/15/2025	$47,575
80,000	0.38%, 05/15/2028	70,560
		118,135
	Real Estate Investment Trusts - 0.6%
85,000	Federal Realty OP LP 3.25%, 01/15/2029(1)	87,040
133,000	HAT Holdings I LLC/HAT Holdings II LLC 3.75%, 08/15/2028(1)	185,402
	Rexford Industrial Realty LP
63,000	4.13%, 03/15/2029(1)	62,937
63,000	4.38%, 03/15/2027(1)	62,685
		398,064
	Semiconductors - 0.1%
78,000	Microchip Technology, Inc. 0.75%, 06/01/2030(1)	75,075
	Software - 0.8%
99,000	Datadog, Inc. 0.13%, 06/15/2025	137,115
172,000	Dayforce, Inc. 0.25%, 03/15/2026	162,626
27,000	Guidewire Software, Inc. 1.25%, 11/01/2029(1)	27,392
85,000	Health Catalyst, Inc. 2.50%, 04/15/2025	82,981
78,000	Snowflake, Inc. 0.00%, 10/01/2029(1)(7)	79,326
		489,440
	Total Convertible Bonds (cost $3,695,283)	$3,800,270
CORPORATE BONDS - 27.4%
	Advertising - 0.1%
60,000	Clear Channel Outdoor Holdings, Inc. 7.50%, 06/01/2029(1)	$51,277
	Airlines - 0.1%
50,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc. 6.38%, 02/01/2030(1)	42,800
	Apparel - 0.0%
25,000	S&S Holdings LLC 8.38%, 10/01/2031(1)	25,063
	Auto Manufacturers - 0.1%
25,000	Ford Motor Co. 3.25%, 02/12/2032	20,916
54,000	General Motors Financial Co., Inc. 5.70%, 09/30/2030, (5.70% fixed rate until 09/30/2030; 5 yr. USD CMT + 5.00% thereafter)(8)(9)(10)	52,115
		73,031
	Auto Parts & Equipment - 0.3%
EUR 200,000	Forvia SE 3.75%, 06/15/2028(6)	209,395
	Beverages - 0.4%
$ 236,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(1)	226,380
	Chemicals - 0.5%
EUR 100,000	Itelyum Regeneration SpA 4.63%, 10/01/2026(6)	107,615
$ 25,000	Mativ Holdings, Inc. 8.00%, 10/01/2029(1)	25,439
200,000	UPL Corp. Ltd. 5.25%, 02/27/2025, (5.25% fixed rate until 02/27/2025; 5 yr. USD CMT + 3.87% thereafter)(6)(8)(9)	156,000
		289,054

39

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.4% - (continued)
	Commercial Banks - 4.7%
EUR 200,000	Abanca Corp. Bancaria SA 10.63%, 07/14/2028, (10.63% fixed rate until 07/14/2028; 5 yr. EUR Swap + 7.64% thereafter)(6)(8)(9)	$246,443
300,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(6)(8)	344,830
	Bank of America Corp.
$ 12,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(8)	9,843
12,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(8)	11,910
	Bank of New York Mellon Corp.
9,000	3.70%, 03/20/2026, (3.70% fixed rate until 03/20/2026; 5 yr. USD CMT + 3.35% thereafter)(8)(9)	8,690
40,000	6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(8)	42,229
EUR 200,000	Caixa Economica Montepio Geral Caixa Economica Bancaria SA 5.63%, 05/29/2028, (5.63% fixed rate until 05/29/2027; 3 mo. EURIBOR + 2.60% thereafter)(6)(8)	224,730
$ 225,000	CaixaBank SA 6.04%, 06/15/2035, (6.04% fixed rate until 06/15/2034; 6 mo. USD SOFR + 2.26% thereafter)(1)(8)	230,749
36,000	Citigroup, Inc. 4.00%, 12/10/2025, (4.00% fixed rate until 12/10/2025; 5 yr. USD CMT + 3.60% thereafter)(8)(9)	35,032
EUR 100,000	Danske Bank AS 4.63%, 05/14/2034, (4.63% fixed rate until 02/14/2029; 5 yr. EURIBOR ICE Swap + 1.95% thereafter)(6)(8)	111,314
$ 18,000	Fifth Third Bancorp 4.50%, 09/30/2025, (4.50% fixed rate until 09/30/2025; 5 yr. USD CMT + 4.22% thereafter)(8)(9)	17,730
	Freedom Mortgage Corp.
140,000	12.00%, 10/01/2028(1)	151,263
165,000	12.25%, 10/01/2030(1)	181,732
	Goldman Sachs Group, Inc.
37,000	3.65%, 08/10/2026, (3.65% fixed rate until 08/10/2026; 5 yr. USD CMT + 2.92% thereafter)(8)(9)	35,216
16,000	7.50%, 02/10/2029, (7.50% fixed rate until 02/10/2029; 5 yr. USD CMT + 3.16% thereafter)(8)(9)	17,106
200,000	HSBC Holdings PLC 7.40%, 11/13/2034, (7.40% fixed rate until 11/13/2033; 6 mo. USD SOFR + 3.02% thereafter)(8)	223,186
200,000	Intesa Sanpaolo SpA 7.80%, 11/28/2053(1)	230,079
	JP Morgan Chase & Co.
13,000	2.74%, 10/15/2030, (2.74% fixed rate until 10/15/2029; 3 mo. USD Term SOFR + 1.51% thereafter)(8)	11,759
9,000	3.16%, 04/22/2042, (3.16% fixed rate until 04/22/2041; 6 mo. USD SOFR + 1.46% thereafter)(8)	6,848
10,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(8)	9,929
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.4% - (continued)
	Commercial Banks - 4.7% - (continued)
$ 10,000	4.60%, 10/22/2030, (4.60% fixed rate until 10/22/2029; 6 mo. USD SOFR + 1.04% thereafter)(8)	$9,862
5,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(8)	5,043
200,000	Societe Generale SA 10.00%, 11/14/2028, (10.00% fixed rate until 11/14/2028; 5 yr. USD CMT + 5.45% thereafter)(1)(8)(9)	213,107
200,000	UBS Group AG 9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(1)(8)(9)	231,559
GBP 200,000	Virgin Money U.K. PLC 11.00%, 12/08/2028, (11.00% fixed rate until 12/08/2028; 5 yr. U.K. Government Bond + 6.99% thereafter)(6)(8)(9)	290,896
$ 18,000	Wells Fargo & Co. 3.90%, 03/15/2026, (3.90% fixed rate until 03/15/2026; 5 yr. USD CMT + 3.45% thereafter)(8)(9)	17,433
		2,918,518
	Commercial Services - 0.4%
22,000	Block, Inc. 3.50%, 06/01/2031	19,502
EUR 100,000	House of HR Group BV 9.00%, 11/03/2029(6)	108,566
100,000	Verisure Midholding AB 5.25%, 02/15/2029(6)	108,361
		236,429
	Construction Materials - 0.0%
$ 16,000	Trane Technologies Financing Ltd. 5.10%, 06/13/2034	16,178
	Diversified Financial Services - 1.2%
18,000	Aircastle Ltd. 5.25%, 06/15/2026, (5.25% fixed rate until 06/15/2026; 5 yr. USD CMT + 4.41% thereafter)(1)(8)(9)	17,695
37,000	Ares Finance Co. III LLC 4.13%, 06/30/2051, (4.13% fixed rate until 06/30/2026; 5 yr. USD CMT + 3.24% thereafter)(1)(8)	35,288
43,000	Bread Financial Holdings, Inc. 9.75%, 03/15/2029(1)	45,418
25,000	Capital One Financial Corp. 7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(8)	27,781
249,000	Charles Schwab Corp. 4.00%, 06/01/2026, (4.00% fixed rate until 06/01/2026; 5 yr. USD CMT + 3.17% thereafter)(8)(9)	238,965
30,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	31,745
35,000	Discover Financial Services 6.13%, 06/23/2025, (6.13% fixed rate until 06/23/2025; 5 yr. USD CMT + 5.78% thereafter)(8)(9)	34,904
35,000	Focus Financial Partners LLC 6.75%, 09/15/2031(1)	34,770
132,000	Freedom Mortgage Holdings LLC 9.13%, 05/15/2031(1)	133,712
15,000	goeasy Ltd. 6.88%, 05/15/2030(1)	15,238
25,000	Hightower Holding LLC 9.13%, 01/31/2030(1)	26,358
35,000	Jane Street Group/JSG Finance, Inc. 6.13%, 11/01/2032(1)	35,023

40

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.4% - (continued)
	Diversified Financial Services - 1.2% - (continued)
$ 55,000	LFS Topco LLC 5.88%, 10/15/2026(1)	$51,846
35,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	33,379
		762,122
	Electric - 2.2%
35,000	CenterPoint Energy, Inc. 6.70%, 05/15/2055, (6.70% fixed rate until 02/15/2030; 5 yr. USD CMT + 2.59% thereafter)(8)	34,921
	CMS Energy Corp.
20,000	3.75%, 12/01/2050, (3.75% fixed rate until 09/01/2030; 5 yr. USD CMT + 2.90% thereafter)(8)	17,509
18,000	4.75%, 06/01/2050, (4.75% fixed rate until 03/01/2030; 5 yr. USD CMT + 4.12% thereafter)(8)	17,313
	Dominion Energy, Inc.
44,000	4.35%, 01/15/2027, (4.35% fixed rate until 01/15/2027; 5 yr. USD CMT + 3.20% thereafter)(8)(9)	42,720
16,000	6.88%, 02/01/2055, (6.88% fixed rate until 11/03/2029; 5 yr. USD CMT + 2.39% thereafter)(8)	16,741
39,000	7.00%, 06/01/2054, (7.00% fixed rate until 03/03/2034; 5 yr. USD CMT + 2.51% thereafter)(8)	41,496
36,000	Edison International 5.38%, 03/15/2026, (5.38% fixed rate until 03/15/2026; 5 yr. USD CMT + 4.70% thereafter)(8)(9)	35,641
60,000	Emera, Inc. 6.75%, 06/15/2076	60,074
215,000	Energo-Pro AS 8.50%, 02/04/2027(1)	215,651
33,000	EUSHI Finance, Inc. 7.63%, 12/15/2054, (7.63% fixed rate until 09/15/2029; 5 yr. USD CMT + 3.14% thereafter)(1)(8)	34,170
200,000	Instituto Costarricense de Electricidad 6.75%, 10/07/2031(1)	204,446
	Pacific Gas & Electric Co.
16,000	5.90%, 10/01/2054	15,995
80,000	6.75%, 01/15/2053	87,500
307,000	PG&E Corp. 7.38%, 03/15/2055, (7.38% fixed rate until 12/15/2029; 5 yr. USD CMT + 3.88% thereafter)(8)	317,106
13,000	Virginia Electric & Power Co. 5.55%, 08/15/2054	13,116
200,000	Zorlu Enerji Elektrik Uretim AS 11.00%, 04/23/2030(1)	200,693
		1,355,092
	Energy-Alternate Sources - 0.3%
200,000	FS Luxembourg SARL 8.88%, 02/12/2031(1)	204,021
	Engineering & Construction - 0.6%
	IHS Holding Ltd.
200,000	6.25%, 11/29/2028(1)	185,808
200,000	6.25%, 11/29/2028(6)	185,806
		371,614
	Entertainment - 0.1%
20,000	Great Canadian Gaming Corp. 8.75%, 11/15/2029(1)	20,000
19,000	Warnermedia Holdings, Inc. 5.14%, 03/15/2052	14,311
		34,311
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.4% - (continued)
	Environmental Control - 0.1%
	Reworld Holding Corp.
$ 5,000	4.88%, 12/01/2029(1)	$4,670
75,000	5.00%, 09/01/2030	68,924
		73,594
	Food - 0.2%
EUR 100,000	Picard Groupe SAS 6.38%, 07/01/2029(1)	111,053
	Food Service - 0.4%
200,000	Elior Group SA 3.75%, 07/15/2026(6)	215,484
	Forest Products & Paper - 0.6%
$ 165,000	Mercer International, Inc. 12.88%, 10/01/2028(1)	174,707
200,000	Suzano Austria GmbH 7.00%, 03/16/2047(6)	214,331
		389,038
	Gas - 0.1%
52,000	AltaGas Ltd. 7.20%, 10/15/2054, (7.20% fixed rate until 07/17/2034; 5 yr. USD CMT + 3.57% thereafter)(1)(8)	52,129
	Healthcare - Services - 0.3%
200,000	Rede D'or Finance SARL 4.50%, 01/22/2030(6)	184,890
	Insurance - 1.3%
140,000	Acrisure LLC/Acrisure Finance, Inc. 8.50%, 06/15/2029(1)	143,859
105,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38%, 10/01/2032(1)	104,089
110,000	AssuredPartners, Inc. 5.63%, 01/15/2029(1)	104,084
	Athene Global Funding
25,000	5.35%, 07/09/2027(1)	25,172
20,000	5.68%, 02/23/2026(1)	20,158
37,000	Enstar Finance LLC 5.50%, 01/15/2042, (5.50% fixed rate until 01/15/2027; 5 yr. USD CMT + 4.01% thereafter)(8)	34,687
	Global Atlantic Fin Co.
72,000	4.70%, 10/15/2051, (4.70% fixed rate until 07/15/2026; 5 yr. USD CMT + 3.80% thereafter)(1)(8)	69,062
25,000	7.95%, 10/15/2054, (7.95% fixed rate until 07/15/2029; 5 yr. USD CMT + 3.61% thereafter)(1)(8)	25,940
18,000	Liberty Mutual Group, Inc. 4.13%, 12/15/2051, (4.13% fixed rate until 09/15/2026; 5 yr. USD CMT + 3.32% thereafter)(1)(8)	16,986
	Lincoln National Corp.
33,000	7.72%, 05/17/2066, 3 mo. USD Term SOFR + 2.62%(2)	26,482
40,000	9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(8)(9)	43,536
52,000	SBL Holdings, Inc. 7.20%, 10/30/2034(1)	50,414
200,000	Zurich Finance Ireland Designated Activity Co. 3.00%, 04/19/2051, (3.00% fixed rate until 01/19/2031; 5 yr. USD CMT + 2.78% thereafter)(6)(8)	172,870
		837,339
	Internet - 0.7%
	Cerved Group SpA
EUR 200,000	6.00%, 02/15/2029(6)	207,984

41

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.4% - (continued)
	Internet - 0.7% - (continued)
EUR 205,000	8.73%, 02/15/2029, 3 mo. EURIBOR + 5.25%(2)(6)	$216,994
$ 14,000	Meta Platforms, Inc. 5.55%, 08/15/2064	14,191
		439,169
	Investment Company Security - 0.0%
18,000	New Mountain Finance Corp. 6.20%, 10/15/2027	17,805
	Leisure Time - 0.0%
25,000	MajorDrive Holdings IV LLC 6.38%, 06/01/2029(1)	23,971
	Lodging - 0.7%
245,000	Fortune Star BVI Ltd. 5.00%, 05/18/2026(6)	236,374
200,000	Studio City Finance Ltd. 5.00%, 01/15/2029(6)	180,545
		416,919
	Media - 0.5%
14,000	Charter Communications Operating LLC/Charter Communications Operating Capital 6.83%, 10/23/2055	13,595
	Comcast Corp.
17,000	2.89%, 11/01/2051	10,791
20,000	5.10%, 06/01/2029	20,321
50,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)(11)	43,945
200,000	VTR Finance NV 6.38%, 07/15/2028(6)	191,027
		279,679
	Mining - 1.0%
	Glencore Funding LLC
16,000	2.50%, 09/01/2030(1)	13,968
11,000	3.88%, 04/27/2051(1)	8,221
285,000	Vedanta Resources Finance II PLC 10.88%, 09/17/2029(1)	292,769
315,000	WE Soda Investments Holding PLC 9.50%, 10/06/2028(1)	324,513
		639,471
	Oil & Gas - 1.1%
	Diamondback Energy, Inc.
14,000	4.25%, 03/15/2052	10,917
2,000	5.90%, 04/18/2064	1,937
315,000	Ecopetrol SA 7.75%, 02/01/2032	307,121
285,000	Energean Israel Finance Ltd. 5.88%, 03/30/2031(6)	243,219
165,000	Leviathan Bond Ltd. 6.75%, 06/30/2030(6)	151,306
		714,500
	Packaging & Containers - 0.4%
35,000	Clydesdale Acquisition Holdings, Inc. 8.75%, 04/15/2030(1)	35,542
25,000	Owens-Brockway Glass Container, Inc. 7.25%, 05/15/2031(1)	24,588
200,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(4)(6)	182,157
		242,287
	Pharmaceuticals - 0.2%
EUR 100,000	Teva Pharmaceutical Finance Netherlands II BV 7.88%, 09/15/2031	129,563
	Pipelines - 0.4%
	Enbridge, Inc.
$ 62,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(8)	60,258
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.4% - (continued)
	Pipelines - 0.4% - (continued)
$ 10,000	7.20%, 06/27/2054, (7.20% fixed rate until 03/27/2034; 5 yr. USD CMT + 2.97% thereafter)(8)	$10,329
15,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(8)	16,666
20,000	Energy Transfer LP 8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(8)	21,192
8,000	ONEOK, Inc. 5.85%, 11/01/2064	7,719
51,000	South Bow Canadian Infrastructure Holdings Ltd. 7.63%, 03/01/2055, (7.63% fixed rate until 12/01/2029; 5 yr. USD CMT + 3.95% thereafter)(1)(8)	52,514
	Transcanada Trust
54,000	5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(8)	51,547
18,000	5.88%, 08/15/2076, (5.88% fixed rate until 08/15/2026; 3 mo. USD SOFR + 4.64% thereafter)(8)	17,935
		238,160
	Real Estate - 2.2%
GBP 300,000	Canary Wharf Group Investment Holdings PLC 3.38%, 04/23/2028(6)	318,322
$ 400,000	Country Garden Holdings Co. Ltd. 3.88%, 10/22/2030(6)(12)	38,500
200,000	Fuqing Investment Management Ltd. 3.25%, 06/23/2025(6)	192,620
EUR 100,000	Neinor Homes SLU 5.88%, 02/15/2030	108,565
	Peach Property Finance GmbH
200,000	4.38%, 11/15/2025(6)	199,803
100,000	4.38%, 11/15/2025(1)	99,902
$ 200,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(6)	181,629
EUR 200,000	Samhallsbyggnadsbolaget i Norden AB 3.00%, 01/14/2025(4)(6)	212,265
		1,351,606
	Real Estate Investment Trusts - 1.7%
	Alexandrite Monnet U.K. Holdco PLC
255,000	10.50%, 05/15/2029(1)	299,985
100,000	10.50%, 05/15/2029(6)	117,641
$ 305,000	American Assets Trust LP 6.15%, 10/01/2034	306,137
	Hudson Pacific Properties LP
155,000	4.65%, 04/01/2029	123,995
65,000	5.95%, 02/15/2028	57,615
20,000	Kite Realty Group LP 5.50%, 03/01/2034	20,138
200,000	Trust Fibra Uno 6.39%, 01/15/2050(6)	160,424
		1,085,935
	Retail - 0.8%
30,000	AutoZone, Inc. 5.10%, 07/15/2029	30,298
8,000	BCPE Ulysses Intermediate, Inc. 7.75%, 04/01/2027(1)(13)	7,794
25,000	Foundation Building Materials, Inc. 6.00%, 03/01/2029(1)	22,088
EUR 100,000	Goldstory SAS 6.75%, 02/01/2030(6)	112,042
$ 200,000	Jollibee Worldwide Pte. Ltd. 3.90%, 01/23/2025, (3.90% fixed rate until 01/23/2025; 5 yr. USD CMT + 4.78% thereafter)(6)(8)(9)	198,940
35,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	32,279
20,000	Macy's Retail Holdings LLC 5.13%, 01/15/2042	15,388

42

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.4% - (continued)
	Retail - 0.8% - (continued)
$ 35,000	Staples, Inc. 10.75%, 09/01/2029(1)	$33,844
35,000	Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/2029(1)	36,538
		489,211
	Semiconductors - 0.0%
12,000	Intel Corp. 3.25%, 11/15/2049	7,662
	Software - 0.3%
20,000	Rocket Software, Inc. 6.50%, 02/15/2029(1)	18,597
EUR 125,000	TeamSystem SpA 6.68%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(2)	136,368
		154,965
	Telecommunications - 2.7%
$ 250,000	Africell Holding Ltd. 10.50%, 10/23/2029(1)	249,560
	Altice France SA
EUR 100,000	4.13%, 01/15/2029(6)	82,238
100,000	5.88%, 02/01/2027(6)	87,428
	AT&T, Inc.
$ 15,000	3.50%, 06/01/2041	11,759
7,000	3.85%, 06/01/2060	5,033
200,000	Axian Telecom 7.38%, 02/16/2027(1)	200,570
200,000	Connect Finco SARL/Connect U.S. Finco LLC 9.00%, 09/15/2029(1)	189,970
EUR 200,000	Eolo SpA 4.88%, 10/21/2028(6)	197,903
	Eutelsat SA
125,000	9.75%, 04/13/2029(1)	139,269
100,000	9.75%, 04/13/2029(6)	111,415
200,000	Kaixo Bondco Telecom SA 5.13%, 09/30/2029(6)	217,130
	Level 3 Financing, Inc.
$ 35,000	3.88%, 10/15/2030(1)	26,600
50,000	4.00%, 04/15/2031(1)	37,750
200,000	Liquid Telecommunications Financing PLC 5.50%, 09/04/2026(6)	144,040
		1,700,665
	Transportation - 0.4%
230,000	Rumo Luxembourg SARL 5.25%, 01/10/2028(6)	224,451
	Trucking & Leasing - 0.0%
25,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.35%, 01/12/2027(1)	25,222
	Water - 0.3%
200,000	Aegea Finance SARL 9.00%, 01/20/2031(1)	213,234
	Total Corporate Bonds (cost $17,280,792)	$17,073,287
FOREIGN GOVERNMENT OBLIGATIONS - 5.8%
	Benin - 0.3%
200,000	Benin Government International Bonds 7.96%, 02/13/2038(6)	$196,810
	Brazil - 0.1%
	Brazil Notas do Tesouro Nacional
BRL 131,000	10.00%, 01/01/2031	20,009
425,000	10.00%, 01/01/2035	62,641
		82,650
	Bulgaria - 0.0%
EUR 17,000	Bulgaria Government International Bonds 4.88%, 05/13/2036(6)	20,255
	Chile - 0.1%
CLP 50,000,000	Bonos de la Tesoreria de la Republica en pesos 4.70%, 09/01/2030(6)	49,374
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 5.8% - (continued)
	Colombia - 0.4%
$ 240,000	Colombia Government International Bonds 5.00%, 06/15/2045	$163,977
COP 302,600,000	Colombia TES 7.00%, 06/30/2032	55,895
		219,872
	Czech Republic - 0.1%
CZK 1,730,000	Czech Republic Government Bonds 2.50%, 08/25/2028(6)	71,086
	Gabon - 0.3%
$ 200,000	Gabon Government International Bonds 6.95%, 06/16/2025(6)	195,139
	Hungary - 0.1%
HUF 22,480,000	Hungary Government Bonds 3.00%, 08/21/2030	49,414
	Indonesia - 0.1%
	Indonesia Treasury Bonds
IDR 276,000,000	7.00%, 09/15/2030	17,761
717,000,000	7.13%, 06/15/2038	46,052
		63,813
	Israel - 0.3%
$ 200,000	Israel Government International Bonds 5.75%, 03/12/2054	182,801
	Ivory Coast - 0.5%
	Ivory Coast Government International Bonds
EUR 100,000	4.88%, 01/30/2032(6)	94,968
200,000	5.88%, 10/17/2031(6)	204,050
		299,018
	Malaysia - 0.2%
	Malaysia Government Bonds
MYR 270,000	3.83%, 07/05/2034	61,080
140,000	3.90%, 11/16/2027	32,289
215,000	4.76%, 04/07/2037	52,705
		146,074
	Mexico - 0.1%
EUR 100,000	Mexico Government International Bonds 2.13%, 10/25/2051	62,903
	North Macedonia - 0.3%
	North Macedonia Government International Bonds
100,000	3.68%, 06/03/2026(1)	106,808
100,000	3.68%, 06/03/2026(6)	106,807
		213,615
	Peru - 0.5%
$ 225,000	Fondo MIVIVIENDA SA 4.63%, 04/12/2027(1)	223,125
	Peru Government Bonds
PEN 120,000	5.40%, 08/12/2034	28,604
180,000	6.95%, 08/12/2031	49,588
90,000	7.60%, 08/12/2039(6)	24,480
		325,797
	Philippines - 0.1%
PHP 1,630,000	Philippines Government Bonds 6.25%, 03/22/2028	28,505
	Poland - 0.1%
PLN 210,000	Republic of Poland Government Bonds 3.75%, 05/25/2027	50,704
	Romania - 0.8%
	Romania Government Bonds
RON 215,000	5.00%, 02/12/2029	44,088

43

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 5.8% - (continued)
	Romania - 0.8% - (continued)
RON 175,000	7.10%, 07/31/2034	$38,736
160,000	8.25%, 09/29/2032	37,534
	Romania Government International Bonds
EUR 80,000	2.12%, 07/16/2031(6)	72,837
89,000	2.88%, 04/13/2042(6)	63,670
115,000	5.38%, 03/22/2031(1)	126,548
135,000	5.63%, 05/30/2037(1)	142,708
		526,121
	South Africa - 0.4%
	Republic of South Africa Government Bonds
ZAR 805,000	8.00%, 01/31/2030	43,119
2,815,000	8.75%, 01/31/2044	127,291
900,000	8.88%, 02/28/2035	45,573
		215,983
	Supranational - 0.8%
INR 8,800,000	Asian Development Bank 6.20%, 10/06/2026	103,703
CNY 810,000	European Bank for Reconstruction & Development 2.00%, 01/21/2025	113,686
	European Investment Bank
IDR 1,670,000,000	5.75%, 01/24/2025(6)	106,055
BRL 515,000	9.25%, 01/28/2027(6)	86,230
MXN 2,160,000	International Bank for Reconstruction & Development 5.65%, 06/03/2027	96,625
		506,299
	Thailand - 0.1%
THB 2,355,000	Thailand Government Bonds 1.60%, 06/17/2035	63,991
	Uruguay - 0.1%
	Uruguay Government International Bonds
UYU 847,922	4.38%, 12/15/2028(14)	21,180
885,000	8.50%, 03/15/2028(6)	20,889
		42,069
	Total Foreign Government Obligations (cost $3,888,853)	$3,612,293
SENIOR FLOATING RATE INTERESTS - 13.8%(15)
	Airlines - 0.2%
$ 150,000	AS Mileage Plan IP Ltd. 6.66%, 10/15/2031, 3 mo. USD Term SOFR + 2.00%	$149,562
	Auto Parts & Equipment - 0.2%
100,000	First Brands Group LLC 9.85%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	97,000
	Commercial Services - 2.5%
185,000	Belron Finance 2019 LLC 7.49%, 10/16/2031, 1 mo. USD Term SOFR + 2.75%	185,616
EUR 200,000	Boels Topholding BV 6.56%, 05/23/2031, 3 mo. EURIBOR + 3.00%	217,827
$ 205,000	First Advantage Holdings LLC 7.94%, 09/19/2031, 1 mo. USD Term SOFR + 3.25%	205,000
100,000	PG Investment Co. 59 SARL 7.60%, 03/26/2031, 3 mo. USD Term SOFR + 3.00%	100,150
199,499	Ryan LLC 8.19%, 11/14/2030, 1 mo. USD Term SOFR + 3.50%	198,938
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 13.8%(15) - (continued)
	Commercial Services - 2.5% - (continued)
EUR 250,000	Techem Verwaltungsgesellschaft 675 GmbH 7.02%, 07/15/2029, 1 mo. EURIBOR + 3.75%	$271,777
$ 192,181	Trans Union LLC 6.44%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	191,843
EUR 200,000	Verisure Holding AB 6.35%, 03/27/2028, 3 mo. EURIBOR + 3.00%	216,815
		1,587,966
	Construction Materials - 0.1%
$ 80,238	Emerald Borrower LP 7.56%, 05/31/2030, 3 mo. USD Term SOFR + 2.50%	80,092
	Distribution/Wholesale - 0.3%
193,687	American Builders & Contractors Supply Co., Inc. 6.44%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	193,741
	Electronics - 0.3%
175,000	Lsf12 Crown U.S. Commercial Bidco LLC 0.00%, 10/10/2031, 1 mo. USD Term SOFR + 4.25%(16)	174,562
	Entertainment - 0.2%
150,000	Great Canadian Gaming Corporation 9.01%, 11/01/2029, 3 mo. USD Term SOFR + 4.00%	148,500
	Environmental Control - 0.6%
392,969	Clean Harbors, Inc. 6.60%, 10/09/2028, 1 mo. USD Term SOFR + 1.75%	394,443
	Food - 0.3%
194,756	U.S. Foods, Inc. 6.44%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	195,560
	Food Service - 0.2%
100,000	Golden State Foods LLC 0.00%, 10/07/2031, 1 mo. USD Term SOFR + 4.25%(16)	100,000
	Hand/Machine Tools - 0.2%
100,000	Madison Safety & Flow LLC 7.97%, 09/26/2031, 1 mo. USD Term SOFR + 3.25%	100,375
	Healthcare - Products - 1.1%
95,315	Avantor Funding, Inc. 6.79%, 11/08/2027, 1 mo. USD Term SOFR + 2.00%	95,765
99,000	Bausch & Lomb Corp. 8.69%, 09/29/2028, 1 mo. USD Term SOFR + 4.00%	99,124
	Hanger, Inc.
13,118	0.00%, 10/16/2031, 1 mo. USD Term SOFR + 3.50%(16)	13,123
101,882	8.19%, 10/16/2031, 3 mo. USD Term SOFR + 3.50%	101,925
99,743	Insulet Corp. 7.19%, 08/04/2031, 1 mo. USD Term SOFR + 2.50%	99,992
	Medline Borrower LP
100,000	6.94%, 10/23/2028, 1 mo. USD Term SOFR + 2.25%	99,977
178,537	7.44%, 10/23/2028, 1 mo. USD Term SOFR + 2.75%	178,657
		688,563
	Healthcare - Services - 0.2%
145,113	Catalent Pharma Solutions, Inc. 6.86%, 02/22/2028, 1 mo. USD Term SOFR + 2.00%	144,976

44

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 13.8%(15) - (continued)
	Home Builders - 0.2%
$ 112,145	Installed Building Products, Inc. 6.69%, 03/28/2031, 1 mo. USD Term SOFR + 2.00%	$112,538
	Home Furnishings - 0.3%
175,000	Tempur Sealy International, Inc. 7.24%, 10/03/2031, 1 mo. USD Term SOFR + 2.50%	174,855
	Insurance - 0.7%
197,494	Asurion LLC 9.04%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	196,259
231,434	HUB International Ltd. 7.37%, 06/20/2030, 3 mo. USD Term SOFR + 2.75%	231,851
		428,110
	Internet - 0.8%
140,944	Go Daddy Operating Co. LLC 6.69%, 11/09/2029, 1 mo. USD Term SOFR + 2.00%	140,817
110,000	MH Sub I LLC 8.94%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	109,271
170,207	Proofpoint, Inc. 7.69%, 08/31/2028, 1 mo. USD Term SOFR + 3.00%	170,243
105,000	Speedster Bidco GmbH 8.13%, 10/17/2031, 1 mo. USD Term SOFR + 3.50%	104,737
		525,068
	Investment Company Security - 0.2%
100,000	Dragon Buyer, Inc. 7.90%, 09/30/2031, 3 mo. USD Term SOFR + 3.25%	99,344
	IT Services - 0.5%
151,907	McAfee LLC 8.10%, 03/01/2029, 1 mo. USD Term SOFR + 3.25%	151,463
168,277	Surf Holdings LLC 8.36%, 03/05/2027, 1 mo. USD Term SOFR + 3.50%	167,880
		319,343
	Leisure Time - 0.3%
192,771	Hayward Industries, Inc. 7.30%, 05/30/2028, 1 mo. USD Term SOFR + 2.50%	192,736
	Machinery - Construction & Mining - 0.2%
100,000	Terex Corp. 6.69%, 10/08/2031, 1 mo. USD Term SOFR + 2.00%	99,953
	Media - 0.1%
100,000	NEP Group, Inc. 8.12%, 08/19/2026, 1 mo. USD Term SOFR + 3.25%	96,550
	Miscellaneous Manufacturing - 0.2%
100,000	John Bean Technologies Corp. 0.00%, 10/09/2031, 1 mo. USD Term SOFR + 2.25%(16)	100,000
	Packaging & Containers - 1.0%
360,266	Clydesdale Acquisition Holdings, Inc. 7.86%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	359,276
293,789	Proampac PG Borrower LLC 8.84%, 09/15/2028, 3 mo. USD Term SOFR + 4.00%	294,523
		653,799
	Pharmaceuticals - 1.0%
EUR 159,911	Grifols SA 5.31%, 11/15/2027, 3 mo. EURIBOR + 2.25%	169,368
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 13.8%(15) - (continued)
	Pharmaceuticals - 1.0% - (continued)
EUR 290,000	IVC Acquisition Ltd. 8.80%, 12/12/2028, 6 mo. EURIBOR + 5.00%	$315,113
$ 136,483	Packaging Coordinators Midco, Inc. 7.84%, 11/30/2027, 3 mo. USD Term SOFR + 3.25%	136,559
		621,040
	Pipelines - 0.2%
100,000	EPIC Crude Services LP 7.66%, 10/10/2031, 3 mo. USD Term SOFR + 3.00%	99,911
	Retail - 0.6%
242,512	LBM Acquisition LLC 8.67%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	238,814
125,000	Specialty Building Products Holdings LLC 8.54%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%	123,721
		362,535
	Semiconductors - 0.2%
132,221	MKS Instruments, Inc. 6.99%, 08/17/2029, 1 mo. USD Term SOFR + 2.25%	132,187
	Software - 0.6%
150,000	BCPE Pequod Buyer, Inc. 0.00%, 09/19/2031, 1 mo. USD Term SOFR + 3.50%(16)	149,888
34,910	Genesys Cloud Services Holdings II LLC 7.69%, 12/01/2027, 1 mo. USD Term SOFR + 3.00%	34,970
193,510	Zelis Payments Buyer, Inc. 7.44%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	191,333
		376,191
	Transportation - 0.3%
185,288	First Student Bidco, Inc. 7.87%, 07/21/2028, 3 mo. USD Term SOFR + 3.00%	185,300
	Total Senior Floating Rate Interests (cost $8,644,660)	$8,634,800
U.S. GOVERNMENT AGENCIES - 7.5%
	Mortgage-Backed Agencies - 7.5%
	Federal Home Loan Mortgage Corp. - 3.2%
303,209	5.00%, 09/01/2052	$295,210
871,924	5.50%, 08/01/2054	866,517
55,000	8.26%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(2)	56,622
15,000	9.11%, 05/25/2044, 30 day USD SOFR Average + 4.25%(1)(2)	15,586
250,000	11.96%, 01/25/2042, 30 day USD SOFR Average + 7.10%(1)(2)	266,510
175,000	12.57%, 03/25/2050, 30 day USD SOFR Average + 7.71%(1)(2)	209,414
255,000	12.66%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(2)	275,414
		1,985,273
	Federal National Mortgage Association - 3.0%
296,680	5.00%, 09/01/2052	288,854
1,585,112	6.00%, 09/01/2053	1,624,329
		1,913,183

45

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 7.5% - (continued)
	Mortgage-Backed Agencies - 7.5% - (continued)
	Uniform Mortgage-Backed Security - 1.3%
$ 820,000	5.50%, 11/01/2054(17)	$812,209
	Total U.S. Government Agencies (cost $4,771,087)	$4,710,665
U.S. GOVERNMENT SECURITIES - 21.9%
	U.S. Treasury Securities - 21.9%
	U.S. Treasury Bonds - 6.9%
390,000	2.25%, 08/15/2046	$262,687
1,690,000	2.50%, 05/15/2046(18)	1,199,636
1,925,000	3.38%, 11/15/2048	1,574,740
470,000	3.63%, 08/15/2043	412,535
525,000	3.63%, 05/15/2053	450,864
350,000	3.88%, 02/15/2043	320,045
67,800	4.25%, 08/15/2054	65,247
		4,285,754
	U.S. Treasury Inflation-Indexed Bonds - 0.9%
373,442	0.25%, 02/15/2050(14)	233,362
102,688	0.63%, 02/15/2043(14)	79,141
227,252	0.75%, 02/15/2045(14)	173,743
81,041	1.38%, 02/15/2044(14)	70,912
		557,158
	U.S. Treasury Inflation-Indexed Notes - 0.9%
604,196	1.75%, 01/15/2034(14)	592,713
	U.S. Treasury Notes - 13.2%
1,955,000	3.13%, 08/31/2029	1,866,261
33,900	3.50%, 09/30/2029	32,923
2,065,000	3.50%, 02/15/2033(18)(19)	1,956,103
2,178,700	3.88%, 08/15/2034	2,107,892
2,290,000	4.13%, 07/31/2028	2,286,959
		8,250,138
	Total U.S. Government Securities (cost $14,299,465)	$13,685,763
COMMON STOCKS - 0.1%
	Automobiles & Components - 0.0%
83	Aptiv PLC*	$4,717
	Financial Services - 0.1%
33,932	Unifin Financiera SAB de CV*(5)	2,185
250,000	Unifin Financiera SAB de CV*(5)(11)(20)	25,000
		27,185
	Health Care Equipment & Services - 0.0%
17	Becton Dickinson & Co.	3,971
	Total Common Stocks (cost $27,866)	$35,873
PREFERRED STOCKS - 0.8%
	Banks - 0.1%
27	Bank of America Corp. Series L, 7.25%(21)	$33,345
	Capital Goods - 0.1%
1,625	Boeing Co. (Preference Shares), 6.00%*	87,311
	Financial Services - 0.3%
1,349	Ares Management Corp. Series B, 6.75%*	72,711
1,950	Morgan Stanley Series Q, 6.63%(21)	51,480
2,375	Synchrony Financial Series B, 8.25%(21)	61,655
		185,846
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.8% - (continued)
	Insurance - 0.0%
135	American National Group, Inc. Series B, 6.63%(21)		$3,428
745	Enstar Group Ltd. Series D, 7.00%(21)		15,935
			19,363
	Telecommunication Services - 0.1%
400	AT&T, Inc. Series A, 5.00%(21)		8,680
450	U.S. Cellular Corp. (Preference Shares), 6.25%		10,562
1,000	U.S. Cellular Corp. (Preference Shares), 5.50%		22,520
1,275	U.S. Cellular Corp. (Preference Shares), 5.50%		28,687
			70,449
	Utilities - 0.2%
1,049	NextEra Energy, Inc. (Preference Shares), 6.93%		46,943
1,000	NextEra Energy, Inc. (Preference Shares), 7.30%		52,910
1,300	SCE Trust VII Series M, 7.50%(21)		34,697
			134,550
	Total Preferred Stocks (cost $524,589)		$530,864
WARRANTS - 0.0%
	Semiconductors & Semiconductor Equipment - 0.0%
1,500	Maxeon Solar Technologies Ltd. Expires 01/15/2028*(5)(20)		$4,050
	Total Warrants (cost $—)		$4,050
	Total Long-Term Investments (cost $62,514,555)		$61,552,557
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.4%
$ 248,266	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $248,299; collateralized by U.S. Treasury Note at 0.88%, maturing 06/30/2026, with a market value of $253,350		$248,266
	Securities Lending Collateral - 0.1%
7,870	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(22)		7,870
26,235	HSBC U.S. Government Money Market Fund, Institutional Class, 4.78%(22)		26,235
7,871	Invesco Government & Agency Portfolio, Institutional Class, 4.76%(22)		7,871
7,871	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(22)		7,871
			49,847
	Total Short-Term Investments (cost $298,113)		$298,113
	Total Investments (cost $62,812,668)	99.1%	$61,850,670
	Other Assets and Liabilities	0.9%	542,730
	Net Assets	100.0%	$62,393,400

46

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2024, the aggregate value of these securities was
$18,470,241, representing 29.6% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2024. Base lending rates may be subject to a floor or cap.
(3)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Investment valued using significant unobservable inputs.
(6)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2024, the aggregate value of these securities was $8,988,211, representing 14.4% of net assets.

(7)	Security is a zero-coupon bond.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(10)	Represents entire or partial securities on loan.
(11)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(12)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(13)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(14)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(15)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of October 31, 2024.

(16)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(17)	Represents or includes a TBA transaction.
(18)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of October 31, 2024, the market value of securities pledged was $1,024,985.
(19)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of October 31, 2024, the market value of securities pledged was $691,504.
(20)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $29,050 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
06/2024	Maxeon Solar Technologies Ltd. Expires 01/15/2028 Warrants	1,500	$—	$4,050
08/2024	Unifin Financiera SAB de CV	250,000	7,500	25,000
			$7,500	$29,050

(21)	Perpetual security with no stated maturity date.
(22)	Current yield as of period end.

Futures Contracts Outstanding at October 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	26	12/16/2024	$1,904,712	$(91,371)
U.S. Treasury 2-Year Note Future	20	12/31/2024	4,118,906	(52,049)
U.S. Treasury 5-Year Note Future	15	12/31/2024	1,608,516	(16,777)
U.S. Treasury 10-Year Note Future	53	12/19/2024	5,854,844	(131,934)

47

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Futures Contracts Outstanding at October 31, 2024 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
U.S. Treasury Ultra Bond Future	11	12/19/2024	$1,381,875	$(30,814)
Total				$(322,945)
Short position contracts:
Euro BUXL 30-Year Bond Future	(1)	12/06/2024	$(143,697)	$2,518
Euro-BOBL Future	(16)	12/06/2024	(2,052,313)	8,241
Euro-BUND Future	(6)	12/06/2024	(858,532)	9,429
Euro-Schatz Future	(41)	12/06/2024	(4,742,272)	19,348
French Government Bond Future	(7)	12/06/2024	(947,360)	16,301
Long Gilt Future	(3)	12/27/2024	(362,707)	10,642
U.S. Treasury 10-Year Ultra Future	(17)	12/19/2024	(1,933,750)	38,945
Total				$105,424
Total futures contracts				$(217,521)

OTC Credit Default Swap Contracts Outstanding at October 31, 2024
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CMBX.NA.BBB-.16	CBK	USD	330,000	3.00%	04/17/2065	Monthly	$—	$(55,552)	$(53,308)	$2,244
CMBX.NA.BBB-.16	MSC	USD	80,000	3.00%	04/17/2065	Monthly	—	(13,665)	(12,923)	742
CMBX.NA.BBB-.16	CBK	USD	80,000	3.00%	04/17/2065	Monthly	—	(12,306)	(12,963)	(657)
CMBX.NA.BBB-.16	MSC	USD	65,000	3.00%	04/17/2065	Monthly	—	(9,648)	(10,533)	(885)
CMBX.NA.BBB-.16	MSC	USD	70,000	3.00%	04/17/2065	Monthly	—	(10,387)	(11,343)	(956)
CMBX.NA.BBB-.16	MSC	USD	65,000	3.00%	04/17/2065	Monthly	—	(9,527)	(10,532)	(1,005)
Total OTC credit default swap contracts							$—	$(111,085)	$(111,602)	$(517)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at October 31, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S41	USD	800,343	(1.00%)	06/20/2029	Quarterly	$19,942	$—	$17,501	$(2,441)
Sell protection:
CDX.NA.HY.S42.V1	USD	5,940,000	5.00%	06/20/2029	Quarterly	$307,375	$—	$471,458	$164,083
ITRAXX-XOVER S41.V1	EUR	1,930,000	5.00%	06/20/2029	Quarterly	166,778	—	202,600	35,822
Total						$474,153	$—	$674,058	$199,905
Total centrally cleared credit default swap contracts						$494,095	$—	$691,559	$197,464

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

48

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at October 31, 2024
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
2.97% Fixed	12 Mo. USD SOFR	USD	280,000	03/15/2053	Annual	$853	$—	$38,223	$37,370
2.88% Fixed	12 Mo. USD SOFR	USD	190,000	03/15/2053	Annual	2,089	—	29,021	26,932
3.25% Fixed	12 Mo. USD SOFR	USD	125,000	06/21/2053	Annual	—	(1,248)	10,000	11,248
3.59% Fixed	12 Mo. USD SOFR	USD	350,000	09/20/2053	Annual	1,470	—	4,913	3,443
Total centrally cleared interest rate swaps contracts						$4,412	$(1,248)	$82,157	$78,993

Foreign Currency Contracts Outstanding at October 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
250,000	AUD	173,054	USD	ANZ	12/18/2024	$(9,226)
25,000	BRL	4,498	USD	BCLY	12/03/2024	(196)
225,000	CAD	166,711	USD	JPM	12/18/2024	(5,029)
4,100,000	CLP	4,384	USD	GSC	12/18/2024	(121)
38,890,000	CLP	41,356	USD	MSC	12/18/2024	(919)
283,194,000	COP	67,408	USD	GSC	12/18/2024	(3,659)
764,000	CZK	32,898	USD	NWM	12/18/2024	(84)
570,000	CZK	24,650	USD	CBK	12/18/2024	(169)
114,000	EUR	123,476	USD	BNP	11/29/2024	434
1,000	EUR	1,081	USD	SCB	11/29/2024	5
179,000	EUR	195,036	USD	JPM	12/18/2024	(289)
316,000	EUR	352,876	USD	CBK	12/18/2024	(9,076)
262,000	GBP	350,270	USD	CAG	12/18/2024	(13,467)
9,680,000	HUF	26,497	USD	CBK	12/18/2024	(821)
54,200,000	JPY	380,970	USD	CAG	12/18/2024	(22,788)
59,100,000	KZT	122,032	USD	GSC	12/18/2024	(2,170)
790,000	MXN	39,925	USD	CBK	12/18/2024	(830)
4,930,000	PHP	87,943	USD	GSC	12/18/2024	(3,151)
26,000	RON	5,724	USD	BOA	12/18/2024	(58)
1,260,000	TRY	34,017	USD	MSC	12/18/2024	928
273,120	USD	395,000	AUD	CBK	11/07/2024	14,370
167,284	USD	250,000	AUD	MSC	12/18/2024	3,457
114,703	USD	155,000	CAD	SSG	11/07/2024	3,481
166,152	USD	225,000	CAD	RBC	12/18/2024	4,471
100,866	USD	85,000	CHF	SSG	11/07/2024	2,480
7,841	USD	32,977,000	COP	CBK	12/18/2024	418
134,328	USD	3,020,000	CZK	SSG	12/18/2024	4,618
268,710	USD	241,000	EUR	CBK	11/07/2024	6,979
22,607	USD	20,802	EUR	SSG	11/29/2024	(3)
4,566,091	USD	4,211,791	EUR	DEUT	11/29/2024	(11,838)
3,560,035	USD	3,217,000	EUR	DEUT	12/18/2024	60,019
26,792	USD	24,000	EUR	CBK	12/18/2024	680
21,096	USD	19,000	EUR	SSG	12/18/2024	425
271,425	USD	203,000	GBP	CAG	11/07/2024	10,441
304,009	USD	234,220	GBP	JPM	11/29/2024	2,899
2,571	USD	2,000	GBP	SSG	11/29/2024	—
439,746	USD	337,000	GBP	MSC	12/18/2024	6,529
12,011	USD	9,000	GBP	TDB	12/18/2024	442
23,069	USD	1,940,000	INR	CBK	12/18/2024	43
229,354	USD	32,800,000	JPY	CAG	11/07/2024	13,831
386,141	USD	54,200,000	JPY	DEUT	12/18/2024	27,959
121,680	USD	59,100,000	KZT	BOA	12/18/2024	1,818
130,685	USD	535,000	MYR	SCB	12/18/2024	8,191
211,368	USD	2,230,000	NOK	BNP	11/07/2024	9,185
5,785	USD	26,000	RON	BCLY	12/18/2024	119
101,559	USD	1,030,000	SEK	BNP	11/07/2024	5,266
64,808	USD	2,155,000	THB	CBK	12/18/2024	729
10,397	USD	184,000	ZAR	SSG	12/18/2024	34
Total foreign currency contracts						$106,357

49

Hartford Strategic Income ETF (formerly, Hartford Sustainable Income ETF)
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Foreign Cross Currency Contracts Outstanding at October 31, 2024
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	218,581	JPM	11/29/2024	GBP	215,979	$2,602
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$9,464,692	$—	$9,364,692	$100,000
Convertible Bonds	3,800,270	—	3,800,270	—
Corporate Bonds	17,073,287	—	17,073,287	—
Foreign Government Obligations	3,612,293	—	3,612,293	—
Senior Floating Rate Interests	8,634,800	—	8,634,800	—
U.S. Government Agencies	4,710,665	—	4,710,665	—
U.S. Government Securities	13,685,763	—	13,685,763	—
Common Stocks
Automobiles & Components	4,717	4,717	—	—
Financial Services	27,185	—	—	27,185
Health Care Equipment & Services	3,971	3,971	—	—
Preferred Stocks	530,864	530,864	—	—
Warrants	4,050	—	—	4,050
Short-Term Investments	298,113	49,847	248,266	—
Foreign Currency Contracts(2)	192,853	—	192,853	—
Futures Contracts(2)	105,424	105,424	—	—
Swaps - Credit Default(2)	202,891	—	202,891	—
Swaps - Interest Rate(2)	78,993	—	78,993	—
Total	$62,430,831	$694,823	$61,604,773	$131,235
Liabilities
Foreign Currency Contracts(2)	$(83,894)	$—	$(83,894)	$—
Futures Contracts(2)	(322,945)	(322,945)	—	—
Swaps - Credit Default(2)	(5,944)	—	(5,944)	—
Total	$(412,783)	$(322,945)	$(89,838)	$—

(1)	For the period ended October 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended October 31, 2024 is not presented.

50

Hartford Total Return Bond ETF
Schedule of Investments
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.9%
	Asset-Backed - Automobile - 1.9%
$ 875,000	American Credit Acceptance Receivables Trust 6.09%, 11/12/2027(1)	$877,993
867,335	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	868,890
	Avis Budget Rental Car Funding AESOP LLC
1,535,000	5.36%, 06/20/2030(1)	1,552,002
540,000	5.58%, 12/20/2030(1)	538,190
1,065,000	5.90%, 08/21/2028(1)	1,086,461
	Bridgecrest Lending Auto Securitization Trust
1,565,000	5.43%, 08/15/2028	1,573,196
1,400,000	6.80%, 08/15/2029	1,428,035
955,000	Citizens Auto Receivables Trust 5.03%, 10/15/2030(1)	961,520
639,101	CPS Auto Receivables Trust 5.91%, 08/16/2027(1)	640,543
1,250,000	Credit Acceptance Auto Loan Trust 5.68%, 03/15/2034(1)	1,263,106
	DT Auto Owner Trust
660,000	5.41%, 02/15/2029(1)	661,340
1,065,000	6.07%, 03/15/2028(1)	1,074,651
500,000	Enterprise Fleet Financing LLC 5.16%, 09/20/2030(1)	505,706
401,000	Exeter Automobile Receivables Trust 6.11%, 09/15/2027	402,168
	Flagship Credit Auto Trust
310,000	5.05%, 01/18/2028(1)	309,557
830,000	5.21%, 05/15/2028(1)	828,946
958,000	5.64%, 07/16/2029(1)	965,906
650,000	GLS Auto Select Receivables Trust 4.50%, 11/15/2030(1)	640,112
455,000	GM Financial Consumer Automobile Receivables Trust 5.16%, 08/16/2029	458,483
2,705,000	Hertz Vehicle Financing III LLC 5.94%, 02/25/2028(1)	2,745,356
1,650,000	Hyundai Auto Lease Securitization Trust 5.35%, 05/15/2028(1)	1,660,930
1,830,000	OneMain Direct Auto Receivables Trust 5.41%, 11/14/2029(1)	1,844,992
	Prestige Auto Receivables Trust
1,440,000	5.71%, 05/15/2028(1)	1,449,512
985,878	6.55%, 07/17/2028(1)	988,123
231,966	Santander Bank Auto Credit-Linked Notes 5.64%, 12/15/2033(1)	233,671
	Santander Drive Auto Receivables Trust
650,000	4.98%, 02/15/2028	650,116
965,000	5.24%, 05/15/2028	967,128
1,310,000	5.61%, 07/17/2028	1,320,752
1,400,000	5.77%, 12/15/2028	1,417,073
450,000	5.98%, 04/16/2029	458,163
935,000	SBNA Auto Lease Trust 5.24%, 01/22/2029(1)	940,131
	SFS Auto Receivables Securitization Trust
360,000	5.38%, 01/21/2031(1)	363,812
625,000	5.71%, 01/22/2030(1)	635,631
	Tricolor Auto Securitization Trust
505	6.48%, 08/17/2026(1)	505
683,843	6.61%, 10/15/2027(1)	689,025
355,000	Westlake Automobile Receivables Trust 5.41%, 01/18/2028(1)	356,108
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.9% - (continued)
	Asset-Backed - Automobile - 1.9% - (continued)
$ 1,855,935	Wheels Fleet Lease Funding 1 LLC 6.46%, 08/18/2038(1)	$1,887,211
595,000	World Omni Auto Receivables Trust 5.03%, 05/15/2029	597,572
		35,842,616
	Asset-Backed - Manufactured Housing - 0.0%
384,030	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	333,323
	Asset-Backed - Student Loan - 0.1%
	Navient Private Education Refi Loan Trust
485,664	0.97%, 12/16/2069(1)	425,115
924,878	1.11%, 02/18/2070(1)	807,946
1,166,263	5.51%, 10/15/2071(1)	1,176,519
		2,409,580
	Commercial Mortgage-Backed Securities - 4.2%
1,549,000	280 Park Avenue Mortgage Trust 7.24%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	1,438,298
810,000	ARZ Trust 6.07%, 06/11/2029(1)	818,036
1,730,000	BAMLL Commercial Mortgage Securities Trust 3.11%, 11/05/2032(1)	1,608,157
	BBCMS Mortgage Trust
10,318,152	1.01%, 05/15/2057(3)(4)	795,184
7,346,945	1.11%, 09/15/2057(3)(4)	600,492
6,346,400	1.62%, 02/15/2057(3)(4)	664,514
530,000	3.66%, 04/15/2055(4)	478,859
720,000	5.83%, 05/15/2057	759,635
	Benchmark Mortgage Trust
12,507,064	0.46%, 01/15/2055(1)(3)(4)	222,514
17,970,758	0.47%, 07/15/2051(3)(4)	234,030
7,471,242	0.53%, 01/15/2051(3)(4)	102,978
12,450,624	0.57%, 07/15/2056(3)(4)	488,058
4,233,926	1.17%, 12/15/2056(3)(4)	269,260
7,395,370	1.22%, 03/15/2062(3)(4)	329,867
3,625,080	1.51%, 01/15/2054(3)(4)	259,050
1,795,111	1.78%, 07/15/2053(3)(4)	98,219
2,200,000	3.88%, 02/15/2051(4)	2,105,654
	BMO Mortgage Trust
9,761,140	0.86%, 07/15/2057(3)(4)	663,807
722,000	5.76%, 07/15/2057	754,629
3,230,000	BOCA Commercial Mortgage Trust 7.14%, 08/15/2041, 1 mo. USD Term SOFR + 2.34%(1)(2)	3,230,000
	BPR Trust
870,000	5.85%, 11/05/2029(1)(4)	864,722
3,055,000	7.62%, 10/05/2038(1)(4)	3,142,294
1,180,000	8.04%, 08/15/2039, 1 mo. USD Term SOFR + 3.23%(1)(2)	1,174,837
	BX Trust
580,000	6.87%, 05/15/2035, 1 mo. USD Term SOFR + 2.07%(1)(2)	578,731
2,350,080	7.26%, 08/15/2039, 1 mo. USD Term SOFR + 2.45%(1)(2)	2,355,956
273,000	7.84%, 03/15/2041, 1 mo. USD Term SOFR + 3.04%(1)(2)	273,512
785,000	CAMB Commercial Mortgage Trust 7.65%, 12/15/2037, 1 mo. USD Term SOFR + 2.85%(1)(2)	777,908
1,527,000	CD Mortgage Trust 3.63%, 02/10/2050	1,435,441
766,000	Citigroup Commercial Mortgage Trust 4.01%, 11/15/2049(4)	615,726

51

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.9% - (continued)
	Commercial Mortgage-Backed Securities - 4.2% - (continued)
	Commercial Mortgage Trust
$ 389,000	2.82%, 01/10/2039(1)	$358,257
700,000	3.18%, 02/10/2035(1)	672,747
395,000	3.90%, 01/10/2039(1)(4)	346,492
2,240,000	7.00%, 08/10/2044(1)(4)	2,312,367
10,307,167	CSAIL Commercial Mortgage Trust 0.68%, 06/15/2057(3)(4)	17,221
	DBJPM Mortgage Trust
3,880,690	1.70%, 09/15/2053(3)(4)	183,918
2,660,000	2.89%, 08/10/2049	2,558,354
	DC Trust
645,000	5.73%, 04/13/2040(1)(4)	648,639
320,000	7.04%, 04/13/2040(1)(4)	323,147
4,350,000	FS Commercial Mortgage Trust 7.54%, 11/10/2039(1)(4)	4,514,884
350,000	FS Trust 6.89%, 08/15/2039, 1 mo. USD Term SOFR + 2.09%(1)(2)	350,328
3,290,000	GS Mortgage Securities Corp. II 5.70%, 03/10/2041(1)(4)	3,260,429
	GS Mortgage Securities Trust
6,502,149	0.65%, 02/13/2053(3)(4)	165,372
2,000,000	3.05%, 05/10/2049	1,945,962
2,440,000	3.43%, 08/10/2050	2,314,185
228,814	3.63%, 11/10/2047	228,437
750,000	HIH Trust 7.29%, 10/15/2041, 1 mo. USD Term SOFR + 2.34%(1)(2)	748,828
	HTL Commercial Mortgage Trust
910,000	6.56%, 05/10/2039(1)(4)	923,593
500,000	7.09%, 05/10/2039(1)(4)	504,582
	JP Morgan Chase Commercial Mortgage Securities Trust
415,000	2.81%, 01/16/2037(1)	369,350
300,000	5.80%, 10/05/2039(1)(4)	300,934
2,360	JPMBB Commercial Mortgage Securities Trust 3.93%, 09/15/2047	2,355
2,050,000	JPMCC Commercial Mortgage Securities Trust 3.72%, 03/15/2050	1,979,480
915,000	LEX Mortgage Trust 4.87%, 10/13/2033(1)(4)	897,699
1,300,000	MF1 Ltd. 6.51%, 02/19/2037, 1 mo. USD Term SOFR + 1.75%(1)(2)	1,279,940
665,826	Morgan Stanley Bank of America Merrill Lynch Trust 3.53%, 12/15/2047	664,362
	Morgan Stanley Capital I Trust
3,608,268	1.32%, 06/15/2050(3)(4)	77,453
2,460,000	3.91%, 09/09/2032(1)	2,142,426
1,975,643	MSWF Commercial Mortgage Trust 0.91%, 12/15/2056(3)(4)	125,155
1,450,000	NJ Trust 6.48%, 01/06/2029(1)(4)	1,511,940
1,025,000	ROCK Trust 5.93%, 11/13/2041(1)	1,031,641
5,550,000	SHR Trust 7.25%, 10/15/2041, 1 mo. USD Term SOFR + 2.45%(1)(2)	5,556,923
2,680,000	TYSN Mortgage Trust 6.58%, 12/10/2033(1)(4)	2,773,297
13,194,797	Wells Fargo Commercial Mortgage Trust 1.00%, 08/15/2057(3)(4)	1,010,512
	Wells Fargo NA
11,266,133	0.42%, 02/15/2055(3)(4)	283,303
5,641,625	0.59%, 11/15/2062(3)(4)	143,084
13,902,547	0.63%, 11/15/2062(3)(4)	392,811
15,192,670	0.69%, 02/15/2061(3)(4)	287,123
5,717,063	0.71%, 11/15/2050(3)(4)	100,472
3,471,919	0.75%, 11/15/2054(3)(4)	66,036
9,836,834	0.82%, 06/15/2057(3)(4)	597,207
10,435,245	0.87%, 01/15/2063(3)(4)	372,420
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.9% - (continued)
	Commercial Mortgage-Backed Securities - 4.2% - (continued)
$ 3,414,354	0.88%, 05/15/2062(3)(4)	$110,880
8,974,448	1.00%, 02/15/2056(3)(4)	532,399
2,540,548	1.00%, 12/15/2056(3)(4)	89,128
12,413,000	1.35%, 09/15/2034(3)(4)	1,101,265
7,105,055	1.76%, 03/15/2063(3)(4)	575,199
1,790,000	3.44%, 09/15/2060	1,716,077
2,045,000	5.72%, 06/15/2057	2,138,204
128,500	WFRBS Commercial Mortgage Trust 3.61%, 11/15/2047	128,202
		77,875,387
	Other Asset-Backed Securities - 6.1%
107,115	AASET Trust 3.35%, 01/16/2040(1)	102,837
	Affirm Asset Securitization Trust
3,400,000	4.62%, 09/15/2029(1)	3,374,183
1,035,000	5.61%, 02/15/2029(1)	1,042,539
895,000	6.61%, 01/18/2028(1)	897,620
	Aligned Data Centers Issuer LLC
970,000	1.94%, 08/15/2046(1)	916,072
1,420,000	6.00%, 08/17/2048(1)	1,438,440
	AMSR Trust
3,625,000	2.12%, 12/17/2038(1)	3,431,143
1,405,000	4.15%, 11/17/2041(1)	1,340,903
505,000	Amur Equipment Finance Receivables XIII LLC 5.37%, 01/21/2031(1)	509,900
2,340,000	Apidos CLO XL Ltd. 6.01%, 07/15/2037, 3 mo. USD Term SOFR + 1.35%(1)(2)	2,346,496
2,795,000	Ares XLIII CLO Ltd. 6.62%, 07/15/2034, 3 mo. USD Term SOFR + 1.96%(1)(2)	2,796,199
1,260,000	Auxilior Term Funding LLC 5.49%, 07/15/2031(1)	1,275,717
2,085,000	Barings CLO Ltd. 6.72%, 01/20/2037, 3 mo. USD Term SOFR + 2.10%(1)(2)	2,102,662
1,300,000	Benefit Street Partners CLO XXXI Ltd. 6.98%, 04/25/2036, 3 mo. USD Term SOFR + 2.35%(1)(2)	1,308,910
37,477	BHG Securitization Trust 0.90%, 10/17/2034(1)	37,226
400,000	Blue Owl Asset Leasing Trust LLC 5.41%, 03/15/2030(1)	399,984
3,730,000	CBAM Ltd. 6.76%, 07/17/2034, 3 mo. USD Term SOFR + 2.11%(1)(2)	3,740,500
	CF Hippolyta Issuer LLC
254,461	1.53%, 03/15/2061(1)	238,372
597,632	1.69%, 07/15/2060(1)	578,898
193,202	1.98%, 03/15/2061(1)	177,861
831,602	1.99%, 07/15/2060(1)	745,514
384,012	5.97%, 08/15/2062(1)	383,391
337,279	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	334,326
1,271,385	Commercial Equipment Finance LLC 5.97%, 07/16/2029(1)	1,283,122
760,000	DLLAA LLC 5.64%, 02/22/2028(1)	770,780
	Domino's Pizza Master Issuer LLC
4,554,217	2.66%, 04/25/2051(1)	4,117,723
3,628,397	3.15%, 04/25/2051(1)	3,176,471
667,200	3.67%, 10/25/2049(1)	619,099
47,375	4.12%, 07/25/2048(1)	46,955
2,070,000	Elmwood CLO 19 Ltd. 7.05%, 10/17/2036, 3 mo. USD Term SOFR + 2.40%(1)(2)	2,089,425
1,215,000	Elmwood CLO 23 Ltd. 6.90%, 04/16/2036, 3 mo. USD Term SOFR + 2.25%(1)(2)	1,221,051
	FirstKey Homes Trust
1,954,711	1.38%, 09/17/2038(1)	1,832,394
1,517,072	2.14%, 12/17/2038(1)	1,439,999

52

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.9% - (continued)
	Other Asset-Backed Securities - 6.1% - (continued)
$ 668,338	4.15%, 05/19/2039(1)	$653,716
2,481,773	4.25%, 07/17/2039(1)	2,430,707
950,000	GoldenTree Loan Management U.S. CLO 15 Ltd. 7.02%, 10/20/2036, 3 mo. USD Term SOFR + 2.40%(1)(2)	959,204
1,160,000	Golub Capital Partners CLO 68B Ltd. 7.43%, 07/25/2036, 3 mo. USD Term SOFR + 2.80%(1)(2)	1,172,467
450,000	GreatAmerica Leasing Receivables Funding LLC 5.18%, 12/16/2030(1)	453,651
780,000	Invesco U.S. CLO Ltd. 6.92%, 04/21/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	783,743
1,455,000	Madison Park Funding LXVII Ltd. 6.14%, 04/25/2037, 3 mo. USD Term SOFR + 1.51%(1)(2)	1,462,279
3,580,000	New Economy Assets Phase 1 Sponsor LLC 1.91%, 10/20/2061(1)	3,271,174
89,096	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	87,256
4,565,000	OCP CLO Ltd. 0.00%, 10/20/2037, 3 mo. USD Term SOFR + 1.35%(1)(2)	4,565,803
1,695,000	Octagon 61 Ltd. 6.97%, 04/20/2036, 3 mo. USD Term SOFR + 2.35%(1)(2)	1,698,195
	Progress Residential Trust
1,699,764	1.51%, 10/17/2038(1)	1,610,079
620,556	3.20%, 04/17/2039(1)	595,261
1,735,902	4.44%, 05/17/2041(1)	1,691,202
441,533	4.45%, 06/17/2039(1)	436,338
745,422	4.75%, 10/27/2039(1)	739,765
2,610,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	2,575,814
2,010,000	RR 1 LLC 6.07%, 07/15/2035, 3 mo. USD Term SOFR + 1.41%(1)(2)	2,013,399
2,950,000	RR 23 Ltd. 7.31%, 10/15/2035, 3 mo. USD Term SOFR + 2.65%(1)(2)	2,962,847
1,185,000	RR 26 Ltd. 6.91%, 04/15/2038, 3 mo. USD Term SOFR + 2.25%(1)(2)	1,186,216
149,514	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	139,051
	SCF Equipment Leasing LLC
955,000	5.56%, 04/20/2032(1)	971,679
1,548,742	6.56%, 01/22/2030(1)	1,573,092
118,631	Sound Point CLO II Ltd. 5.95%, 01/26/2031, 3 mo. USD Term SOFR + 1.33%(1)(2)	118,660
2,270,000	Sound Point CLO XXIX Ltd. 5.96%, 04/25/2034, 3 mo. USD Term SOFR + 1.33%(1)(2)	2,270,123
	Stack Infrastructure Issuer LLC
310,000	1.89%, 08/25/2045(1)	301,609
1,480,000	5.90%, 07/25/2048(1)	1,498,934
855,000	5.90%, 03/25/2049(1)	862,733
882,788	Subway Funding LLC 6.03%, 07/30/2054(1)	889,088
490,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	472,479
830,048	Sunnova Hestia II Issuer LLC 5.63%, 07/20/2051(1)	833,547
2,590,000	Symphony CLO XXV Ltd. 5.86%, 04/19/2034, 3 mo. USD Term SOFR + 1.24%(1)(2)	2,587,923
1,675,162	Taco Bell Funding LLC 2.54%, 08/25/2051(1)	1,396,148
1,445,000	Texas Debt Capital CLO Ltd. 6.92%, 04/20/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	1,451,909
	Tricon Residential Trust
2,100,000	4.30%, 11/17/2029(1)	2,015,817
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.9% - (continued)
	Other Asset-Backed Securities - 6.1% - (continued)
$ 639,602	4.75%, 06/17/2040(1)	$631,950
	Vantage Data Centers Issuer LLC
1,115,000	1.65%, 09/15/2045(1)	1,080,478
3,795,000	5.10%, 09/15/2054(1)	3,708,349
1,890,000	Vantage Data Centers LLC 1.99%, 09/15/2045(1)	1,713,241
1,865,000	VB-S1 Issuer LLC 5.59%, 05/15/2054(1)	1,876,319
2,270,000	Venture 42 CLO Ltd. 6.05%, 04/15/2034, 3 mo. USD Term SOFR + 1.39%(1)(2)	2,271,895
1,817,673	Wellfleet CLO X Ltd. 6.05%, 07/20/2032, 3 mo. USD Term SOFR + 1.43%(1)(2)	1,817,218
	Wendy's Funding LLC
2,089,012	2.37%, 06/15/2051(1)	1,856,167
3,215,958	2.78%, 06/15/2051(1)	2,739,407
1,060,114	3.88%, 03/15/2048(1)	1,014,971
674,725	Wingstop Funding LLC 2.84%, 12/05/2050(1)	625,728
		114,184,343
	Whole Loan Collateral CMO - 5.6%
290,834	Ajax Mortgage Loan Trust 5.12%, 01/25/2061(1)(5)	287,118
	Angel Oak Mortgage Trust
433,173	0.91%, 01/25/2066(1)(4)	370,189
1,057,931	0.95%, 07/25/2066(1)(4)	886,889
225,487	0.99%, 04/25/2053(1)(4)	212,164
412,070	0.99%, 04/25/2066(1)(4)	351,422
2,549,464	1.07%, 05/25/2066(1)(4)	2,167,227
432,660	1.24%, 01/20/2065(1)(4)	355,960
2,003,381	1.46%, 09/25/2066(1)(4)	1,659,034
779,607	1.82%, 11/25/2066(1)(4)	678,973
4,585,782	2.88%, 12/25/2066(1)(5)	4,195,036
33,077	Bear Stearns ARM Trust 6.71%, 08/25/2035(4)	31,951
510,725	BINOM Securitization Trust 2.03%, 06/25/2056(1)(4)	446,313
	BRAVO Residential Funding Trust
242,862	0.94%, 02/25/2049(1)(4)	217,694
194,092	0.97%, 03/25/2060(1)(4)	184,095
1,277,834	5.11%, 07/25/2062(1)(4)	1,270,492
2,151,093	CHNGE Mortgage Trust 3.76%, 03/25/2067(1)(4)	2,038,967
45,172	Citigroup Mortgage Loan Trust, Inc. 3.25%, 03/25/2061(1)(4)	43,705
	COLT Mortgage Loan Trust
179,256	0.80%, 07/27/2054(1)	157,009
687,997	0.91%, 06/25/2066(1)(4)	577,958
3,253,503	0.96%, 09/27/2066(1)(4)	2,615,644
852,624	1.34%, 08/25/2066(1)(4)	704,005
3,480,101	1.40%, 10/25/2066(1)(4)	2,877,532
2,110,086	2.28%, 12/27/2066(1)(4)	1,880,737
360,509	4.30%, 03/25/2067(1)(4)	353,417
	CSMC Trust
172,513	0.81%, 05/25/2065(1)(4)	153,152
481,895	0.83%, 03/25/2056(1)(4)	392,749
642,874	0.94%, 05/25/2066(1)(4)	530,335
1,011,122	1.10%, 05/25/2066(1)(4)	857,398
800,107	1.18%, 02/25/2066(1)(4)	699,794
853,330	1.84%, 10/25/2066(1)(4)	743,528
2,447,002	2.27%, 11/25/2066(1)(4)	2,161,089
431,669	4.09%, 12/27/2060(1)(4)	426,192
274,937	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(4)	241,745

53

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.9% - (continued)
	Whole Loan Collateral CMO - 5.6% - (continued)
	Ellington Financial Mortgage Trust
$ 101,374	0.80%, 02/25/2066(1)(4)	$86,465
298,855	0.93%, 06/25/2066(1)(4)	245,491
2,271,510	2.21%, 01/25/2067(1)(4)	1,952,951
	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
587,858	2.50%, 08/25/2059	480,800
254,328	3.50%, 08/25/2057(4)	243,786
467,880	3.50%, 11/25/2057	431,158
1,249,573	3.50%, 07/25/2058	1,137,690
249,071	3.50%, 08/25/2058	228,710
219,872	3.50%, 08/26/2058	209,104
1,687,948	3.50%, 10/25/2058	1,526,824
	Federal National Mortgage Association Connecticut Avenue Securities Trust
430,000	6.66%, 01/25/2044, 30 day USD SOFR Average + 1.80%(1)(2)	433,165
615,000	6.66%, 02/25/2044, 30 day USD SOFR Average + 1.80%(1)(2)	618,440
55,158	7.12%, 11/25/2039, 30 day USD SOFR Average + 2.26%(1)(2)	55,456
65,330	7.17%, 08/25/2030, 30 day USD SOFR Average + 2.31%(2)	67,064
80,924	7.32%, 01/25/2031, 30 day USD SOFR Average + 2.46%(2)	83,007
555,800	7.96%, 10/25/2041, 30 day USD SOFR Average + 3.10%(1)(2)	570,544
792,000	7.96%, 06/25/2043, 30 day USD SOFR Average + 3.10%(1)(2)	827,999
1,309,000	8.01%, 12/25/2041, 30 day USD SOFR Average + 3.15%(1)(2)	1,341,725
255,716	8.52%, 07/25/2029, 30 day USD SOFR Average + 3.66%(2)	263,373
212,785	9.32%, 05/25/2029, 30 day USD SOFR Average + 4.46%(2)	221,296
2,955,000	9.36%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	3,117,000
	GCAT Trust
499,500	0.87%, 01/25/2066(1)(4)	417,911
588,935	1.04%, 05/25/2066(1)(4)	489,004
795,060	1.09%, 05/25/2066(1)(4)	677,614
1,173,330	1.09%, 08/25/2066(1)(4)	954,082
555,002	1.92%, 08/25/2066(1)(4)	506,601
	Imperial Fund Mortgage Trust
632,906	1.07%, 09/25/2056(1)(4)	520,093
2,368,168	3.64%, 03/25/2067(1)(5)	2,189,563
	Legacy Mortgage Asset Trust
308,367	4.65%, 11/25/2060(1)(5)	301,440
411,301	4.75%, 04/25/2061(1)(5)	403,674
582,840	4.75%, 07/25/2061(1)(5)	580,090
467,073	MetLife Securitization Trust 3.75%, 03/25/2057(1)(4)	445,061
	MFA Trust
57,207	1.01%, 01/26/2065(1)(4)	53,085
449,437	1.03%, 11/25/2064(1)(4)	390,781
285,171	1.15%, 04/25/2065(1)(4)	258,652
3,325	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(4)	3,297
	New Residential Mortgage Loan Trust
362,757	0.94%, 07/25/2055(1)(4)	328,640
220,311	0.94%, 10/25/2058(1)(4)	210,848
2,400,092	1.16%, 11/27/2056(1)(4)	2,084,877
2,183,994	2.28%, 04/25/2061(1)(4)	1,888,966
385,076	3.50%, 12/25/2057(1)(4)	369,825
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.9% - (continued)
	Whole Loan Collateral CMO - 5.6% - (continued)
$ 307,563	3.82%, 09/25/2057(1)(4)	$285,145
240,196	4.00%, 04/25/2057(1)(4)	230,106
256,042	4.00%, 08/27/2057(1)(4)	243,626
102,758	5.60%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	100,649
1,243,778	NMLT Trust 1.19%, 05/25/2056(1)(4)	1,049,747
	OBX Trust
808,146	1.05%, 07/25/2061(1)(4)	651,022
765,299	1.07%, 02/25/2066(1)(4)	672,013
999,151	1.96%, 10/25/2061(1)(4)	834,527
1,919,734	2.31%, 11/25/2061(1)(4)	1,692,804
	PRET LLC
556,334	4.74%, 07/25/2051(1)(5)	549,944
587,109	4.87%, 07/25/2051(1)(5)	581,293
2,520,000	5.93%, 10/25/2054(1)(5)	2,506,740
650,000	5.93%, 10/25/2054(1)(5)	650,317
440,000	5.96%, 09/25/2054(1)(5)	433,671
4,240,452	7.52%, 04/27/2054(1)(5)	4,277,725
663,029	Pretium Mortgage Credit Partners I LLC 4.99%, 06/27/2060(1)(5)	657,101
1,040,570	Pretium Mortgage Credit Partners LLC 4.99%, 02/25/2061(1)(5)	1,019,838
	PRPM LLC
281,089	1.32%, 07/25/2051(1)(5)	257,680
774,261	4.79%, 06/25/2026(1)(5)	757,962
626,772	4.79%, 07/25/2026(1)(5)	617,679
1,112,298	4.87%, 04/25/2026(1)(5)	1,089,617
156,818	5.36%, 11/25/2025(1)(5)	156,914
1,266,450	5.36%, 10/25/2026(1)(5)	1,259,232
604,185	5.49%, 10/25/2026(1)(5)	601,333
605,000	5.70%, 11/25/2029(1)(5)	604,736
167,687	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(4)	159,209
1,152,332	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(4)	950,621
1,401,435	STAR Trust 1.22%, 05/25/2065(1)(4)	1,296,581
	Starwood Mortgage Residential Trust
180,968	0.94%, 05/25/2065(1)(4)	167,823
944,558	1.13%, 06/25/2056(1)(4)	796,030
1,284,850	1.92%, 11/25/2066(1)(4)	1,107,243
	Towd Point Mortgage Trust
635,852	1.75%, 10/25/2060(1)	568,080
664,601	2.90%, 10/25/2059(1)(4)	630,259
1,967,542	2.92%, 11/30/2060(1)(4)	1,631,104
384,167	3.25%, 03/25/2058(1)(4)	376,033
48,375	3.25%, 07/25/2058(1)(4)	47,393
33,866	3.75%, 05/25/2058(1)(4)	32,872
445,401	TRK Trust 1.15%, 07/25/2056(1)(4)	387,903
	VCAT LLC
17,434	4.74%, 05/25/2051(1)(5)	17,031
1,343,236	4.87%, 08/25/2051(1)(5)	1,338,959
29,080	5.12%, 03/27/2051(1)(5)	29,044
	Verus Securitization Trust
102,693	0.82%, 10/25/2063(1)(4)	96,416
330,250	0.92%, 02/25/2064(1)(4)	299,208
1,808,286	0.94%, 07/25/2066(1)(4)	1,480,721
4,178,299	1.01%, 09/25/2066(1)(4)	3,507,356
297,785	1.03%, 02/25/2066(1)(4)	264,966
846,552	1.82%, 11/25/2066(1)(4)	756,166
1,791,782	1.83%, 10/25/2066(1)(5)	1,579,378
1,479,830	2.72%, 01/25/2067(1)(5)	1,347,047
2,466,825	3.80%, 04/25/2067(1)(5)	2,323,255
1,262,721	4.13%, 02/25/2067(1)(5)	1,191,287
303,989	VOLT C LLC 4.99%, 05/25/2051(1)(5)	301,374

54

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.9% - (continued)
	Whole Loan Collateral CMO - 5.6% - (continued)
$ 825,339	VOLT CII LLC 4.87%, 08/25/2051(1)(5)	$817,715
406,120	VOLT XCIII LLC 4.89%, 02/27/2051(1)(5)	404,833
357,086	VOLT XCIV LLC 5.24%, 02/27/2051(1)(5)	355,591
468,168	VOLT XCIX LLC 5.12%, 04/25/2051(1)(5)	463,664
354,582	VOLT XCV LLC 5.24%, 03/27/2051(1)(5)	351,943
396,401	VOLT XCVII LLC 5.24%, 04/25/2051(1)(5)	395,146
		105,239,337
	Total Asset & Commercial Mortgage-Backed Securities (cost $344,959,404)	$335,884,586
CORPORATE BONDS - 24.5%
	Advertising - 0.1%
	Lamar Media Corp.
2,745,000	3.63%, 01/15/2031	$2,449,913
80,000	4.88%, 01/15/2029	77,784
		2,527,697
	Aerospace/Defense - 0.2%
1,025,000	BAE Systems PLC 5.13%, 03/26/2029(1)	1,034,594
	Boeing Co.
340,000	2.95%, 02/01/2030	301,024
230,000	3.20%, 03/01/2029	210,177
230,000	3.75%, 02/01/2050	160,116
580,000	5.15%, 05/01/2030	572,424
	L3Harris Technologies, Inc.
515,000	5.05%, 06/01/2029	519,078
1,245,000	5.35%, 06/01/2034	1,259,631
26,000	5.40%, 07/31/2033	26,379
	Northrop Grumman Corp.
505,000	5.15%, 05/01/2040	493,664
75,000	5.20%, 06/01/2054	72,798
		4,649,885
	Agriculture - 0.3%
	BAT Capital Corp.
181,000	2.26%, 03/25/2028	166,069
26,700	3.56%, 08/15/2027	25,895
860,000	5.83%, 02/20/2031	887,190
	Philip Morris International, Inc.
25,000	1.75%, 11/01/2030	20,903
300,000	3.25%, 11/10/2024	299,775
50,000	3.38%, 08/15/2029	47,098
310,000	4.75%, 11/01/2031	305,093
182,000	4.88%, 11/15/2043	168,065
305,000	5.13%, 11/17/2027	309,224
1,280,000	5.13%, 02/15/2030	1,295,773
680,000	5.13%, 02/13/2031	686,316
85,000	5.25%, 02/13/2034	85,222
85,000	5.38%, 02/15/2033	86,157
1,285,000	5.63%, 09/07/2033	1,324,929
		5,707,709
	Apparel - 0.2%
410,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	405,032
	Tapestry, Inc.
302,000	7.05%, 11/27/2025	306,600
625,000	7.35%, 11/27/2028	638,248
188,000	7.70%, 11/27/2030	191,892
1,904,000	William Carter Co. 5.63%, 03/15/2027(1)	1,892,828
		3,434,600
	Beverages - 0.0%
100,000	Bacardi Ltd./Bacardi-Martini BV 5.25%, 01/15/2029(1)	100,430
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.5% - (continued)
	Biotechnology - 0.2%
	Amgen, Inc.
$ 125,000	4.40%, 05/01/2045	$106,748
1,288,000	5.25%, 03/02/2033	1,301,294
	Royalty Pharma PLC
107,000	1.20%, 09/02/2025	103,762
1,849,000	2.15%, 09/02/2031	1,532,269
730,000	2.20%, 09/02/2030	623,520
85,000	3.30%, 09/02/2040	62,916
565,000	5.15%, 09/02/2029	568,426
		4,298,935
	Chemicals - 0.2%
790,000	Braskem Netherlands Finance BV 8.00%, 10/15/2034(1)	788,025
	Celanese U.S. Holdings LLC
760,000	6.17%, 07/15/2027	777,232
546,000	6.33%, 07/15/2029	564,683
40,000	6.35%, 11/15/2028	41,369
800,000	6.55%, 11/15/2030	838,295
1,500,000	OCP SA 6.75%, 05/02/2034(1)	1,563,750
		4,573,354
	Commercial Banks - 6.1%
1,000,000	ABN AMRO Bank NV 6.34%, 09/18/2027, (6.34% fixed rate until 09/18/2026; 1 yr. USD CMT + 1.65% thereafter)(1)(6)	1,025,591
EUR 500,000	Banca Comerciala Romana SA 7.63%, 05/19/2027, (7.63% fixed rate until 05/19/2026; 3 mo. EURIBOR + 4.54% thereafter)(6)(7)	571,671
1,085,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(6)(7)	1,247,134
$ 1,200,000	Banco Santander SA 5.44%, 07/15/2031	1,219,481
	Bank of America Corp.
222,000	1.32%, 06/19/2026, (1.32% fixed rate until 06/19/2025; 6 mo. USD SOFR + 1.15% thereafter)(6)	216,819
200,000	1.66%, 03/11/2027, (1.66% fixed rate until 03/11/2026; 6 mo. USD SOFR + 0.91% thereafter)(6)	191,610
1,805,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 6 mo. USD SOFR + 1.53% thereafter)(6)	1,525,488
1,200,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(6)	1,005,685
125,000	2.09%, 06/14/2029, (2.09% fixed rate until 06/14/2028; 6 mo. USD SOFR + 1.06% thereafter)(6)	113,382
50,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.22% thereafter)(6)	42,000
1,130,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(6)	926,877
1,727,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD Term SOFR + 1.25% thereafter)(6)	1,527,000
785,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(6)	693,639

55

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.5% - (continued)
	Commercial Banks - 6.1% - (continued)
$ 2,735,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(6)	$2,371,750
1,254,000	2.97%, 02/04/2033, (2.97% fixed rate until 02/04/2032; 6 mo. USD SOFR + 1.33% thereafter)(6)	1,087,899
25,000	3.37%, 01/23/2026, (3.37% fixed rate until 01/23/2025; 3 mo. USD Term SOFR + 1.07% thereafter)(6)	24,885
25,000	4.44%, 01/20/2048, (4.44% fixed rate until 01/20/2047; 3 mo. USD Term SOFR + 2.25% thereafter)(6)	21,832
150,000	5.47%, 01/23/2035, (5.47% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.65% thereafter)(6)	152,230
1,590,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(6)	1,578,112
1,157,000	5.93%, 09/15/2027, (5.93% fixed rate until 09/15/2026; 6 mo. USD SOFR + 1.34% thereafter)(6)	1,181,523
	Bank of Ireland Group PLC
2,215,000	5.60%, 03/20/2030, (5.60% fixed rate until 03/20/2029; 6 mo. USD SOFR + 1.62% thereafter)(1)(6)	2,253,887
2,850,000	6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 1 yr. USD CMT + 2.65% thereafter)(1)(6)	2,875,198
	Bank of New York Mellon Corp.
300,000	4.60%, 07/26/2030, (4.60% fixed rate until 07/26/2029; 6 mo. USD SOFR + 1.76% thereafter)(6)	297,098
650,000	4.98%, 03/14/2030, (4.98% fixed rate until 03/14/2029; 6 mo. USD SOFR + 1.09% thereafter)(6)	654,708
925,000	5.06%, 07/22/2032, (5.06% fixed rate until 07/22/2031; 6 mo. USD SOFR + 1.23% thereafter)(6)	928,815
958,000	5.19%, 03/14/2035, (5.19% fixed rate until 03/14/2034; 6 mo. USD SOFR + 1.42% thereafter)(6)	960,956
815,000	6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(6)	860,424
	Barclays PLC
1,050,000	4.94%, 09/10/2030, (4.94% fixed rate until 09/10/2029; 6 mo. USD SOFR + 1.56% thereafter)(6)	1,038,214
605,000	5.34%, 09/10/2035, (5.34% fixed rate until 09/10/2034; 6 mo. USD SOFR + 1.91% thereafter)(6)	592,791
920,000	5.69%, 03/12/2030, (5.69% fixed rate until 03/12/2029; 6 mo. USD SOFR + 1.74% thereafter)(6)	936,353
	BPCE SA
320,000	5.72%, 01/18/2030, (5.72% fixed rate until 01/18/2029; 6 mo. USD SOFR + 1.96% thereafter)(1)(6)	324,722
500,000	5.75%, 07/19/2033, (5.75% fixed rate until 07/19/2032; 6 mo. USD SOFR + 2,87% thereafter)(1)(6)	504,611
355,000	5.94%, 05/30/2035, (5.94% fixed rate until 05/30/2034; 6 mo. USD SOFR + 1.85% thereafter)(1)(6)	361,186
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.5% - (continued)
	Commercial Banks - 6.1% - (continued)
$ 250,000	5.98%, 01/18/2027, (5.98% fixed rate until 01/18/2026; 6 mo. USD SOFR + 2.10% thereafter)(1)(6)	$252,361
2,140,000	6.51%, 01/18/2035, (6.51% fixed rate until 01/18/2034; 6 mo. USD SOFR + 2.79% thereafter)(1)(6)	2,198,374
2,515,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(6)	2,644,762
890,000	7.00%, 10/19/2034, (7.00% fixed rate until 10/19/2033; 6 mo. USD SOFR + 2.59% thereafter)(1)(6)	970,845
	Citigroup, Inc.
425,000	2.57%, 06/03/2031, (2.57% fixed rate until 06/03/2030; 6 mo. USD SOFR + 2.11% thereafter)(6)	372,827
239,000	2.67%, 01/29/2031, (2.67% fixed rate until 01/29/2030; 6 mo. USD SOFR + 1.15% thereafter)(6)	212,277
745,000	5.17%, 02/13/2030, (5.17% fixed rate until 02/13/2029; 6 mo. USD SOFR + 1.36% thereafter)(6)	750,010
	Citizens Financial Group, Inc.
985,000	5.72%, 07/23/2032, (5.72% fixed rate until 07/23/2031; 6 mo. USD SOFR + 1.91% thereafter)(6)	994,327
1,125,000	5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(6)	1,148,851
315,000	6.65%, 04/25/2035, (6.65% fixed rate until 04/25/2034; 6 mo. USD SOFR + 2.33% thereafter)(6)	336,193
455,000	Comerica, Inc. 5.98%, 01/30/2030, (5.98% fixed rate until 01/30/2029; 6 mo. USD SOFR + 2.16% thereafter)(6)	460,974
1,400,000	Credit Agricole SA 6.25%, 01/10/2035, (6.25% fixed rate until 01/10/2034; 6 mo. USD SOFR + 2.67% thereafter)(1)(6)	1,448,927
	Danske Bank AS
380,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 1 yr. USD CMT + 1.35% thereafter)(1)(6)	368,473
445,000	5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(6)	454,038
	Deutsche Bank AG
680,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 6 mo. USD SOFR + 1.22% thereafter)(6)	643,394
820,000	5.40%, 09/11/2035, (5.40% fixed rate until 09/11/2034; 6 mo. USD SOFR + 2.05% thereafter)(6)	796,100
545,000	5.41%, 05/10/2029	553,169
	Goldman Sachs Group, Inc.
821,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 6 mo. USD SOFR + 1.09% thereafter)(6)	684,847
1,670,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(6)	1,407,699
1,044,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(6)	898,748

56

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.5% - (continued)
	Commercial Banks - 6.1% - (continued)
$ 20,000	2.91%, 07/21/2042, (2.91% fixed rate until 07/21/2041; 6 mo. USD SOFR + 1.47% thereafter)(6)	$14,461
50,000	3.80%, 03/15/2030	47,316
1,180,000	4.69%, 10/23/2030, (4.69% fixed rate until 10/23/2029; 6 mo. USD SOFR + 1.14% thereafter)(6)	1,164,571
650,000	5.02%, 10/23/2035, (5.02% fixed rate until 10/23/2034; 6 mo. USD SOFR + 1.42% thereafter)(6)	634,664
1,360,000	5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(6)	1,363,141
1,170,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(6)	1,202,909
73,000	6.56%, 10/24/2034, (6.56% fixed rate until 10/24/2033; 6 mo. USD SOFR + 1.95% thereafter)(6)	79,752
	HSBC Holdings PLC
1,470,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 6 mo. USD SOFR + 1.29% thereafter)(6)	1,323,834
1,840,000	5.40%, 08/11/2033, (5.40% fixed rate until 08/11/2032; 6 mo. USD SOFR + 2.87% thereafter)(6)	1,854,600
1,800,000	5.73%, 05/17/2032, (5.73% fixed rate until 05/17/2031; 6 mo. USD SOFR + 1.52% thereafter)(6)	1,844,915
660,000	5.89%, 08/14/2027, (5.89% fixed rate until 08/14/2026; 6 mo. USD SOFR + 1.57% thereafter)(6)	671,799
228,000	6.80%, 06/01/2038	250,457
840,000	Intesa Sanpaolo SpA 7.80%, 11/28/2053(1)	966,334
	JP Morgan Chase & Co.
913,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(6)	778,967
1,052,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD Term SOFR + 1.25% thereafter)(6)	911,538
686,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD Term SOFR + 2.52% thereafter)(6)	614,950
1,419,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(6)	1,349,361
978,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.38% thereafter)(6)	951,884
1,525,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(6)	1,514,226
300,000	4.57%, 06/14/2030, (4.57% fixed rate until 06/14/2029; 6 mo. USD SOFR + 1.75% thereafter)(6)	295,671
717,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.99% thereafter)(6)	717,996
260,000	4.95%, 10/22/2035, (4.95% fixed rate until 10/22/2034; 6 mo. USD SOFR + 1.34% thereafter)(6)	254,844
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.5% - (continued)
	Commercial Banks - 6.1% - (continued)
$ 1,365,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(6)	$1,369,386
1,755,000	5.29%, 07/22/2035, (5.29% fixed rate until 07/22/2034; 6 mo. USD SOFR + 1.46% thereafter)(6)	1,764,809
639,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(6)	648,485
2,456,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(6)	2,477,169
1,950,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(6)	2,000,249
589,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(6)	604,063
665,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(6)	693,655
175,000	6.40%, 05/15/2038	195,980
1,485,000	M&T Bank Corp. 7.41%, 10/30/2029, (7.41% fixed rate until 10/30/2028; 6 mo. USD SOFR + 2.80% thereafter)(6)	1,598,641
745,000	Manufacturers & Traders Trust Co. 4.70%, 01/27/2028	738,122
EUR 1,100,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(6)(7)	1,130,205
	Morgan Stanley
$ 135,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 6 mo. USD SOFR + 0.88% thereafter)(6)	128,704
1,410,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(6)	1,162,162
50,000	2.19%, 04/28/2026, (2.19% fixed rate until 04/28/2025; 6 mo. USD SOFR + 1.99% thereafter)(6)	49,298
170,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.18% thereafter)(6)	142,241
200,000	2.63%, 02/18/2026, (2.63% fixed rate until 02/18/2025; 6 mo. USD SOFR + 0.94% thereafter)(6)	198,452
990,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(6)	885,751
840,000	3.62%, 04/01/2031, (3.62% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.12% thereafter)(6)	786,128
300,000	3.97%, 07/22/2038(4)	261,041
335,000	4.43%, 01/23/2030, (4.43% fixed rate until 01/23/2029; 3 mo. USD Term SOFR + 1.89% thereafter)(6)	328,331
25,000	4.46%, 04/22/2039, (4.46% fixed rate until 04/22/2038; 3 mo. USD Term SOFR + 1.69% thereafter)(6)	22,996
177,000	5.16%, 04/20/2029, (5.16% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.59% thereafter)(6)	178,508

57

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.5% - (continued)
	Commercial Banks - 6.1% - (continued)
$ 495,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(6)	$504,555
1,395,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(6)	1,432,043
133,000	5.95%, 01/19/2038, (5.95% fixed rate until 01/19/2033; 5 yr. USD CMT + 2.43% thereafter)(6)	135,457
2,415,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(6)	2,543,022
61,000	7.25%, 04/01/2032	70,000
	OTP Bank Nyrt
EUR 1,000,000	7.35%, 03/04/2026, (7.35% fixed rate until 03/04/2025; 3 mo. EURIBOR + 4.52% thereafter)(6)(7)	1,099,405
$ 690,000	7.50%, 05/25/2027, (7.50% fixed rate until 05/25/2026; 1 yr. USD CMT + 3.71% thereafter)(6)(7)	713,405
1,125,000	PNC Financial Services Group, Inc. 4.81%, 10/21/2032, (4.81% fixed rate until 10/21/2031; 6 mo. USD SOFR + 1.26% thereafter)(6)	1,102,963
3,490,000	Societe Generale SA 6.07%, 01/19/2035, (6.07% fixed rate until 01/19/2034; 1 yr. USD CMT + 2.10% thereafter)(1)(6)	3,530,308
	Standard Chartered PLC
250,000	3.60%, 01/12/2033, (3.60% fixed rate until 01/12/2032; 1 yr. USD CMT + 1.90% thereafter)(1)(6)	218,698
680,000	5.01%, 10/15/2030, (5.01% fixed rate until 10/15/2029; 1 yr. USD CMT + 1.15% thereafter)(1)(6)	671,930
635,000	7.02%, 02/08/2030, (7.02% fixed rate until 02/08/2029; 1 yr. USD CMT + 2.20% thereafter)(1)(6)	678,806
470,000	7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 1 yr. USD CMT + 3.45% thereafter)(1)(6)	504,494
	UBS Group AG
1,135,000	2.10%, 02/11/2032, (2.10% fixed rate until 02/11/2031; 1 yr. USD CMT + 1.00% thereafter)(1)(6)	948,338
350,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.73% thereafter)(1)(6)	308,571
355,000	4.19%, 04/01/2031, (4.19% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.73% thereafter)(1)(6)	338,965
295,000	4.28%, 01/09/2028(1)	289,173
510,000	4.75%, 05/12/2028, (4.75% fixed rate until 05/12/2027; 1 yr. USD CMT + 1.75% thereafter)(1)(6)	507,355
315,000	6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(1)(6)	328,911
2,375,000	6.54%, 08/12/2033, (6.54% fixed rate until 08/12/2032; 6 mo. USD SOFR + 3.92% thereafter)(1)(6)	2,550,924
	Wells Fargo & Co.
50,000	2.16%, 02/11/2026, (2.16% fixed rate until 02/11/2025; 3 mo. USD Term SOFR + 1.01% thereafter)(6)	49,576
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.5% - (continued)
	Commercial Banks - 6.1% - (continued)
$ 1,405,000	2.57%, 02/11/2031, (2.57% fixed rate until 02/11/2030; 3 mo. USD Term SOFR + 1.26% thereafter)(6)	$1,246,316
2,761,000	2.88%, 10/30/2030, (2.88% fixed rate until 10/30/2029; 3 mo. USD Term SOFR + 1.43% thereafter)(6)	2,503,022
1,869,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(6)	1,660,673
200,000	3.58%, 05/22/2028, (3.58% fixed rate until 05/22/2027; 3 mo. USD Term SOFR + 1.57% thereafter)(6)	193,901
1,881,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(6)	1,845,651
177,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD Term SOFR + 4.50% thereafter)(6)	165,388
314,000	5.39%, 04/24/2034, (5.39% fixed rate until 04/24/2033; 6 mo. USD SOFR + 2.02% thereafter)(6)	316,135
980,000	5.50%, 01/23/2035, (5.50% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.78% thereafter)(6)	993,947
3,076,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(6)	3,141,226
656,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(6)	687,446
250,000	6.49%, 10/23/2034, (6.49% fixed rate until 10/23/2033; 6 mo. USD SOFR + 2.06% thereafter)(6)	270,133
		114,634,070
	Commercial Services - 0.7%
	Ashtead Capital, Inc.
625,000	4.00%, 05/01/2028(1)	602,209
1,600,000	4.38%, 08/15/2027(1)	1,576,334
305,000	5.80%, 04/15/2034(1)	309,055
	Block, Inc.
1,170,000	3.50%, 06/01/2031	1,037,150
2,928,000	6.50%, 05/15/2032(1)	2,980,016
	Howard University
100,000	2.39%, 10/01/2027	91,899
100,000	2.70%, 10/01/2029	89,228
325,000	2.80%, 10/01/2030	286,170
105,000	2.90%, 10/01/2031	89,181
265,000	3.48%, 10/01/2041	197,469
	Service Corp. International
2,094,000	3.38%, 08/15/2030	1,855,718
341,000	4.63%, 12/15/2027	333,919
2,985,000	5.13%, 06/01/2029	2,928,721
970,000	5.75%, 10/15/2032	952,859
	United Rentals North America, Inc.
270,000	3.75%, 01/15/2032	239,417
50,000	4.88%, 01/15/2028	48,951
		13,618,296
	Construction Materials - 0.3%
2,890,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	2,760,993
	Standard Industries, Inc.
899,000	3.38%, 01/15/2031(1)	780,413

58

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.5% - (continued)
	Construction Materials - 0.3% - (continued)
$ 2,943,000	4.38%, 07/15/2030(1)	$2,704,493
245,000	Trane Technologies Financing Ltd. 5.10%, 06/13/2034	247,729
		6,493,628
	Diversified Financial Services - 0.4%
	Capital One Financial Corp.
138,000	1.88%, 11/02/2027, (1.88% fixed rate until 11/02/2026; 6 mo. USD SOFR + 0.86% thereafter)(6)	130,101
939,000	3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 6 mo. USD SOFR + 1.79% thereafter)(6)	870,665
235,000	3.75%, 07/28/2026	229,901
455,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(6)	460,435
180,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(6)	186,949
2,330,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(6)	2,589,177
1,120,000	Discover Financial Services 7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(6)	1,286,865
	Nomura Holdings, Inc.
595,000	2.61%, 07/14/2031	505,773
335,000	5.78%, 07/03/2034	341,456
200,000	6.18%, 01/18/2033	210,370
185,000	Synchrony Financial 5.94%, 08/02/2030, (5.94% fixed rate until 08/02/2029; 6 mo. USD SOFR + 2.13% thereafter)(6)(8)	187,923
		6,999,615
	Electric - 2.9%
	Alabama Power Co.
295,000	3.45%, 10/01/2049	215,868
728,000	4.15%, 08/15/2044	613,561
725,000	Ameren Corp. 5.00%, 01/15/2029	728,680
	American Electric Power Co., Inc.
25,000	2.30%, 03/01/2030	21,950
35,000	5.75%, 11/01/2027	36,040
1,275,000	6.95%, 12/15/2054, (6.95% fixed rate until 09/15/2034; 5 yr. USD CMT + 2.68% thereafter)(6)	1,334,508
	Arizona Public Service Co.
425,000	5.55%, 08/01/2033	430,526
305,000	6.35%, 12/15/2032	327,419
785,000	Baltimore Gas & Electric Co. 5.65%, 06/01/2054	808,875
489,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	438,225
	Consolidated Edison Co. of New York, Inc.
345,000	3.20%, 12/01/2051	235,923
262,000	3.95%, 04/01/2050	213,877
160,000	4.00%, 11/15/2057	123,872
150,000	4.45%, 03/15/2044	131,471
	Dominion Energy, Inc.
525,000	4.90%, 08/01/2041	480,387
200,000	6.30%, 03/15/2033	214,244
	Duke Energy Carolinas LLC
30,000	3.20%, 08/15/2049	20,795
400,000	4.25%, 12/15/2041	348,923
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.5% - (continued)
	Electric - 2.9% - (continued)
$ 50,000	5.30%, 02/15/2040	$49,994
	Duke Energy Corp.
2,584,000	2.55%, 06/15/2031	2,221,413
527,700	3.75%, 09/01/2046	396,646
980,000	4.50%, 08/15/2032	941,884
330,000	5.00%, 08/15/2052	297,881
170,000	5.45%, 06/15/2034	171,983
310,000	5.80%, 06/15/2054	310,769
	Duke Energy Indiana LLC
230,000	2.75%, 04/01/2050	144,214
1,071,000	3.25%, 10/01/2049	748,411
435,000	Duke Energy Ohio, Inc. 5.55%, 03/15/2054	436,931
	Duke Energy Progress LLC
441,000	3.70%, 10/15/2046	335,691
375,000	4.00%, 04/01/2052	298,428
	Edison International
398,000	4.13%, 03/15/2028	388,681
1,540,000	5.25%, 11/15/2028	1,551,251
680,000	5.25%, 03/15/2032	679,551
360,000	5.75%, 06/15/2027	367,410
2,172,000	6.95%, 11/15/2029	2,348,337
1,005,000	8.13%, 06/15/2053, (8.13% fixed rate until 03/15/2028; 5 yr. USD CMT + 3.86% thereafter)(6)	1,054,395
515,000	Emera, Inc. 6.75%, 06/15/2076	515,635
	Energo-Pro AS
1,230,000	8.50%, 02/04/2027(1)	1,233,724
665,000	11.00%, 11/02/2028(7)	713,558
121,000	Evergy Metro, Inc. 4.13%, 04/01/2049	97,044
	Eversource Energy
1,835,000	5.13%, 05/15/2033	1,810,337
803,000	5.50%, 01/01/2034	808,639
	Georgia Power Co.
548,000	4.30%, 03/15/2042	477,700
365,000	4.95%, 05/17/2033	363,994
545,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	525,927
480,000	Monongahela Power Co. 5.85%, 02/15/2034(1)	494,896
	NextEra Energy Capital Holdings, Inc.
1,305,000	1.88%, 01/15/2027	1,227,938
1,330,000	2.25%, 06/01/2030	1,158,135
	Niagara Mohawk Power Corp.
40,000	1.96%, 06/27/2030(1)	34,069
851,000	5.29%, 01/17/2034(1)	845,386
130,000	NRG Energy, Inc. 2.45%, 12/02/2027(1)	120,072
685,000	NSTAR Electric Co. 5.40%, 06/01/2034	699,917
225,000	Oglethorpe Power Corp. 5.80%, 06/01/2054(1)	229,024
630,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	637,607
101,000	Oncor Electric Delivery Co. LLC 0.55%, 10/01/2025	97,479
	Pacific Gas & Electric Co.
330,500	2.50%, 02/01/2031	283,523
150,000	4.30%, 03/15/2045	121,367
789,000	4.50%, 07/01/2040	684,013
1,534,000	4.55%, 07/01/2030	1,489,174
161,000	5.45%, 06/15/2027	163,223
1,146,000	5.90%, 06/15/2032	1,185,858
1,286,000	6.10%, 01/15/2029	1,335,298
1,084,000	6.15%, 01/15/2033	1,134,296
1,271,000	6.40%, 06/15/2033	1,352,608
595,000	Public Service Electric & Gas Co. 5.45%, 03/01/2054	604,109

59

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.5% - (continued)
	Electric - 2.9% - (continued)
	Public Service Enterprise Group, Inc.
$ 255,000	5.45%, 04/01/2034	$257,885
680,000	6.13%, 10/15/2033	719,785
	Puget Energy, Inc.
1,360,000	2.38%, 06/15/2028	1,236,345
30,000	3.65%, 05/15/2025	29,735
786,000	4.10%, 06/15/2030	737,155
379,000	4.22%, 03/15/2032	347,489
	Southern California Edison Co.
490,000	3.65%, 02/01/2050	364,971
313,000	4.05%, 03/15/2042	258,835
110,000	5.20%, 06/01/2034	110,321
420,000	5.75%, 04/15/2054	429,870
325,000	5.88%, 12/01/2053	336,304
415,000	5.95%, 11/01/2032	439,128
	Southern Co.
1,670,000	3.25%, 07/01/2026	1,632,574
1,265,000	4.85%, 03/15/2035	1,230,420
1,125,000	5.20%, 06/15/2033	1,129,633
	Virginia Electric & Power Co.
359,000	2.45%, 12/15/2050	211,828
50,000	2.95%, 11/15/2051	32,452
1,140,000	5.00%, 04/01/2033	1,132,186
1,392,000	5.00%, 01/15/2034	1,379,722
365,000	5.05%, 08/15/2034	362,663
345,000	5.35%, 01/15/2054	337,888
195,000	Wisconsin Power & Light Co. 5.38%, 03/30/2034	197,525
	Xcel Energy, Inc.
150,000	1.75%, 03/15/2027	140,106
84,000	4.00%, 06/15/2028	81,597
463,000	4.60%, 06/01/2032	444,431
		53,494,412
	Engineering & Construction - 0.2%
1,235,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	1,147,366
	International Airport Finance SA
1,066,089	12.00%, 03/15/2033(1)	1,137,056
491,328	12.00%, 03/15/2033(7)	524,034
		2,808,456
	Entertainment - 0.5%
	Warnermedia Holdings, Inc.
745,000	4.05%, 03/15/2029	695,987
1,671,000	4.28%, 03/15/2032	1,464,353
425,000	5.05%, 03/15/2042	339,168
5,160,000	5.14%, 03/15/2052	3,886,613
	WMG Acquisition Corp.
715,000	3.75%, 12/01/2029(1)	662,124
2,850,000	3.88%, 07/15/2030(1)	2,624,287
		9,672,532
	Environmental Control - 0.3%
	Clean Harbors, Inc.
2,119,000	4.88%, 07/15/2027(1)	2,086,761
1,474,000	6.38%, 02/01/2031(1)	1,485,081
	Republic Services, Inc.
290,000	1.45%, 02/15/2031	237,712
50,000	3.20%, 03/15/2025	49,685
595,000	5.20%, 11/15/2034	601,850
906,000	Veralto Corp. 5.35%, 09/18/2028	922,752
1,140,000	Waste Management, Inc. 4.95%, 03/15/2035	1,131,579
		6,515,420
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.5% - (continued)
	Equity Fund - 0.1%
$ 1,725,000	Brookfield Finance, Inc. 5.68%, 01/15/2035	$1,758,770
	Food - 0.3%
1,168,000	Cencosud SA 5.95%, 05/28/2031(1)	1,182,571
	Conagra Brands, Inc.
781,000	4.85%, 11/01/2028	778,812
105,000	5.30%, 11/01/2038	101,226
1,730,000	Minerva Luxembourg SA 4.38%, 03/18/2031(7)	1,464,205
	NBM U.S. Holdings, Inc.
875,000	7.00%, 05/14/2026(7)	879,915
835,000	7.00%, 05/14/2026(1)	839,690
	Tyson Foods, Inc.
305,000	5.40%, 03/15/2029	310,178
385,000	5.70%, 03/15/2034	392,418
		5,949,015
	Gas - 0.3%
	KeySpan Gas East Corp.
45,000	5.82%, 04/01/2041(1)	44,661
235,000	5.99%, 03/06/2033(1)	241,658
	NiSource, Inc.
91,000	1.70%, 02/15/2031	75,198
501,000	3.49%, 05/15/2027	487,614
70,000	5.35%, 04/01/2034	70,218
970,000	5.40%, 06/30/2033	980,221
	Southern California Gas Co.
819,000	5.20%, 06/01/2033	830,611
1,895,000	5.60%, 04/01/2054	1,917,609
75,000	6.35%, 11/15/2052	83,671
		4,731,461
	Hand/Machine Tools - 0.1%
	Regal Rexnord Corp.
735,000	6.05%, 04/15/2028	752,590
830,000	6.30%, 02/15/2030	859,500
		1,612,090
	Healthcare - Products - 0.4%
	Alcon Finance Corp.
806,000	2.75%, 09/23/2026(1)	775,905
435,000	3.00%, 09/23/2029(1)	402,255
455,000	5.38%, 12/06/2032(1)	463,303
415,000	5.75%, 12/06/2052(1)	431,446
2,450,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	2,368,957
647,000	Hologic, Inc. 4.63%, 02/01/2028(1)	634,762
550,000	Smith & Nephew PLC 5.40%, 03/20/2034	552,666
	Solventum Corp.
1,340,000	5.40%, 03/01/2029(1)	1,357,060
520,000	5.45%, 03/13/2031(1)	524,369
		7,510,723
	Healthcare - Services - 0.9%
	Centene Corp.
1,244,000	2.45%, 07/15/2028	1,119,743
215,000	4.25%, 12/15/2027	207,963
1,865,000	4.63%, 12/15/2029	1,782,218
	Cigna Group
11,000	1.25%, 03/15/2026	10,494
25,000	2.38%, 03/15/2031	21,364
25,000	3.40%, 03/15/2051	17,125
75,000	4.80%, 07/15/2046	66,276
1,275,000	5.00%, 05/15/2029	1,281,545
60,000	CommonSpirit Health 3.35%, 10/01/2029	55,815
	Elevance Health, Inc.
850,000	4.50%, 10/30/2026	848,724

60

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.5% - (continued)
	Healthcare - Services - 0.9% - (continued)
$ 20,000	4.63%, 05/15/2042	$17,688
1,455,000	4.95%, 11/01/2031	1,444,683
27,000	5.65%, 06/15/2054	26,907
	HCA, Inc.
1,515,000	3.38%, 03/15/2029	1,420,424
25,000	5.13%, 06/15/2039	23,612
135,000	5.45%, 04/01/2031	136,507
490,000	5.45%, 09/15/2034	486,522
986,000	5.60%, 04/01/2034	991,264
	Humana, Inc.
350,000	1.35%, 02/03/2027	324,668
100,000	2.15%, 02/03/2032	80,850
	Icon Investments Six DAC
335,000	5.81%, 05/08/2027	341,661
200,000	6.00%, 05/08/2034	204,875
	Kaiser Foundation Hospitals
1,000	2.81%, 06/01/2041	732
1,055,000	3.00%, 06/01/2051	719,378
	UnitedHealth Group, Inc.
1,443,000	2.75%, 05/15/2040	1,047,106
3,000	4.25%, 03/15/2043	2,633
70,000	4.45%, 12/15/2048	60,492
968,000	4.95%, 01/15/2032	970,227
223,000	4.95%, 05/15/2062	202,821
265,000	5.35%, 02/15/2033	272,140
1,370,000	5.38%, 04/15/2054	1,346,798
10,000	5.50%, 04/15/2064	9,845
945,000	5.75%, 07/15/2064	963,096
		16,506,196
	Home Builders - 0.2%
	Taylor Morrison Communities, Inc.
1,257,000	5.13%, 08/01/2030(1)	1,215,702
2,208,000	5.75%, 01/15/2028(1)	2,208,308
		3,424,010
	Household Products - 0.0%
380,000	Haleon U.S. Capital LLC 3.38%, 03/24/2029	359,116
	Insurance - 0.9%
265,000	Aon Corp./Aon Global Holdings PLC 5.35%, 02/28/2033	268,458
1,667,000	Aon North America, Inc. 5.45%, 03/01/2034	1,692,288
	Athene Global Funding
710,000	2.50%, 03/24/2028(1)	651,804
1,345,000	2.65%, 10/04/2031(1)	1,137,365
765,000	2.72%, 01/07/2029(1)	694,221
1,930,000	4.72%, 10/08/2029(1)	1,894,878
75,000	5.58%, 01/09/2029(1)	76,076
345,000	Athene Holding Ltd. 5.88%, 01/15/2034	351,260
	Corebridge Financial, Inc.
355,000	3.85%, 04/05/2029	339,230
640,000	5.75%, 01/15/2034	655,178
1,220,000	Corebridge Global Funding 5.20%, 06/24/2029(1)	1,228,522
	Equitable Financial Life Global Funding
100,000	1.40%, 07/07/2025(1)	97,794
1,203,000	1.80%, 03/08/2028(1)	1,086,822
	Equitable Holdings, Inc.
960,000	4.35%, 04/20/2028	941,530
50,000	5.00%, 04/20/2048	45,976
25,000	5.59%, 01/11/2033	25,463
	GA Global Funding Trust
148,000	1.63%, 01/15/2026(1)	142,193
320,000	5.50%, 01/08/2029(1)	324,902
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.5% - (continued)
	Insurance - 0.9% - (continued)
$ 1,115,000	Jackson National Life Global Funding 4.60%, 10/01/2029(1)	$1,091,940
	Marsh & McLennan Cos., Inc.
175,000	4.38%, 03/15/2029	172,870
485,000	4.75%, 03/15/2039	459,232
	Metropolitan Life Global Funding I
2,025,000	2.40%, 01/11/2032(1)	1,715,386
150,000	2.80%, 03/21/2025(1)	148,888
740,000	Protective Life Global Funding 5.22%, 06/12/2029(1)	754,259
		15,996,535
	Internet - 0.4%
	Gen Digital, Inc.
2,455,000	5.00%, 04/15/2025(1)	2,448,261
1,420,000	6.75%, 09/30/2027(1)	1,444,388
	Go Daddy Operating Co. LLC/GD Finance Co., Inc.
1,225,000	3.50%, 03/01/2029(1)	1,130,542
2,383,000	5.25%, 12/01/2027(1)	2,355,168
350,000	Uber Technologies, Inc. 4.80%, 09/15/2034	339,295
		7,717,654
	Investment Company Security - 0.0%
480,000	New Mountain Finance Corp. 6.88%, 02/01/2029	478,926
	Iron/Steel - 0.0%
90,000	Vale Overseas Ltd. 3.75%, 07/08/2030	83,842
	IT Services - 0.4%
900,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	862,724
1,971,000	Gartner, Inc. 4.50%, 07/01/2028(1)	1,923,177
945,000	Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	917,031
3,067,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(1)	3,135,443
		6,838,375
	Lodging - 0.0%
833,000	Las Vegas Sands Corp. 6.20%, 08/15/2034	849,034
	Machinery-Diversified - 0.1%
	AGCO Corp.
230,000	5.45%, 03/21/2027	232,525
340,000	5.80%, 03/21/2034	345,814
1,153,000	Otis Worldwide Corp. 2.57%, 02/15/2030	1,028,485
		1,606,824
	Media - 1.1%
	Charter Communications Operating LLC/Charter Communications Operating Capital
310,000	2.25%, 01/15/2029	272,279
25,000	2.30%, 02/01/2032	19,747
50,000	3.50%, 06/01/2041	34,225
969,000	3.50%, 03/01/2042	654,890
310,000	3.85%, 04/01/2061	186,192
370,000	3.90%, 06/01/2052	237,882
300,000	4.40%, 04/01/2033	268,433
1,504,000	5.05%, 03/30/2029	1,476,133
264,000	5.13%, 07/01/2049	207,701
615,000	5.38%, 05/01/2047	502,713
85,000	5.50%, 04/01/2063	67,577
769,000	5.75%, 04/01/2048	656,998
2,000	6.48%, 10/23/2045	1,890

61

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.5% - (continued)
	Media - 1.1% - (continued)
$ 1,920,000	6.55%, 06/01/2034	$1,955,906
50,000	6.65%, 02/01/2034	51,289
	Comcast Corp.
125,000	2.65%, 08/15/2062	69,796
1,299,000	2.89%, 11/01/2051	824,575
686,000	3.20%, 07/15/2036	565,526
583,000	3.75%, 04/01/2040	481,547
182,000	4.65%, 02/15/2033	179,101
425,000	5.65%, 06/01/2054	431,181
	Cox Communications, Inc.
710,000	2.60%, 06/15/2031(1)	601,082
1,700,000	5.45%, 09/01/2034(1)	1,656,981
75,000	5.80%, 12/15/2053(1)	70,316
	Discovery Communications LLC
75,600	3.95%, 03/20/2028	71,398
1,223,000	6.35%, 06/01/2040	1,145,656
	Paramount Global
195,000	4.20%, 05/19/2032	169,930
180,000	4.38%, 03/15/2043	129,717
849,000	4.90%, 08/15/2044	632,206
440,000	4.95%, 01/15/2031	408,762
145,000	4.95%, 05/19/2050	108,104
845,000	5.25%, 04/01/2044	654,853
855,000	5.85%, 09/01/2043	727,646
220,000	6.88%, 04/30/2036	219,443
	Sirius XM Radio, Inc.
1,516,000	4.00%, 07/15/2028(1)	1,416,352
3,331,000	4.13%, 07/01/2030(1)	2,980,120
		20,138,147
	Mining - 0.5%
	Anglo American Capital PLC
200,000	5.50%, 05/02/2033(1)	201,975
740,000	5.75%, 04/05/2034(1)	756,478
	Glencore Funding LLC
890,000	4.00%, 03/27/2027(1)	873,110
1,325,000	5.37%, 04/04/2029(1)	1,343,821
175,000	5.40%, 05/08/2028(1)	177,932
2,010,000	5.63%, 04/04/2034(1)	2,041,123
2,006,000	6.38%, 10/06/2030(1)	2,131,027
1,036,000	Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	1,119,846
		8,645,312
	Oil & Gas - 1.8%
	Aker BP ASA
160,000	5.13%, 10/01/2034(1)	153,136
1,150,000	5.80%, 10/01/2054(1)	1,077,200
645,000	6.00%, 06/13/2033(1)	658,863
	BP Capital Markets America, Inc.
417,000	2.94%, 06/04/2051	268,342
500,000	3.06%, 06/17/2041	370,104
155,000	3.38%, 02/08/2061	102,768
267,000	3.80%, 09/21/2025	265,373
789,000	4.81%, 02/13/2033	772,789
380,000	4.89%, 09/11/2033	373,590
1,159,000	4.99%, 04/10/2034	1,145,043
188,000	5.23%, 11/17/2034	188,960
	ConocoPhillips Co.
374,000	3.80%, 03/15/2052	284,316
135,000	4.03%, 03/15/2062	102,503
620,000	5.30%, 05/15/2053	597,548
182,000	5.55%, 03/15/2054	181,663
1,060,000	5.70%, 09/15/2063	1,069,912
	Diamondback Energy, Inc.
50,000	4.25%, 03/15/2052	38,988
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.5% - (continued)
	Oil & Gas - 1.8% - (continued)
$ 25,000	4.40%, 03/24/2051	$20,018
225,000	5.75%, 04/18/2054	218,549
395,000	5.90%, 04/18/2064	382,562
303,000	6.25%, 03/15/2053	313,102
	Ecopetrol SA
2,430,000	4.63%, 11/02/2031	2,003,667
1,455,000	7.75%, 02/01/2032	1,418,604
3,025,000	8.38%, 01/19/2036	2,956,495
	Energean Israel Finance Ltd.
1,378,000	5.88%, 03/30/2031(7)	1,175,985
600,000	8.50%, 09/30/2033(7)	570,547
	Eni SpA
1,640,000	5.50%, 05/15/2034(1)	1,649,033
705,000	5.95%, 05/15/2054(1)	700,247
512,000	Equinor ASA 3.25%, 11/18/2049	366,544
	Hess Corp.
50,000	6.00%, 01/15/2040	52,354
1,576,000	7.13%, 03/15/2033	1,765,706
745,000	7.30%, 08/15/2031	833,383
	Leviathan Bond Ltd.
272,000	6.13%, 06/30/2025(7)	268,315
1,225,000	6.50%, 06/30/2027(7)	1,160,060
654,000	Ovintiv, Inc. 6.63%, 08/15/2037	681,500
	Patterson-UTI Energy, Inc.
100,000	5.15%, 11/15/2029	97,949
375,000	7.15%, 10/01/2033	396,628
	Phillips 66 Co.
1,065,000	5.25%, 06/15/2031	1,074,111
323,000	5.30%, 06/30/2033	323,513
	Saudi Arabian Oil Co.
455,000	5.25%, 07/17/2034(1)	455,355
915,000	5.88%, 07/17/2064(1)	880,688
359,000	Shell Finance U.S., Inc. 3.25%, 04/06/2050	252,729
	Shell International Finance BV
133,000	2.88%, 11/26/2041	97,923
1,007,000	3.00%, 11/26/2051	667,780
	TotalEnergies Capital SA
895,000	4.72%, 09/10/2034	873,687
1,185,000	5.43%, 09/10/2064	1,140,634
150,000	5.49%, 04/05/2054	149,030
1,245,000	5.64%, 04/05/2064	1,240,620
2,025,000	Viper Energy, Inc. 5.38%, 11/01/2027(1)	2,001,994
		33,840,410
	Oil & Gas Services - 0.0%
50,000	Schlumberger Holdings Corp. 4.30%, 05/01/2029(1)	49,038
	Packaging & Containers - 0.2%
3,910,000	Ball Corp. 6.00%, 06/15/2029	3,971,199
	Pharmaceuticals - 0.2%
	AbbVie, Inc.
555,000	4.95%, 03/15/2031	560,705
200,000	5.40%, 03/15/2054	201,513
470,000	Bayer U.S. Finance LLC 6.38%, 11/21/2030(1)	490,185
680,000	Bristol-Myers Squibb Co. 5.55%, 02/22/2054	687,838
	CVS Health Corp.
230,000	1.75%, 08/21/2030	189,602
843,000	2.70%, 08/21/2040	561,382
680,000	4.13%, 04/01/2040	549,177
75,000	4.78%, 03/25/2038	66,934
590,000	5.05%, 03/25/2048	509,009

62

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.5% - (continued)
	Pharmaceuticals - 0.2% - (continued)
$ 75,000	5.70%, 06/01/2034	$75,349
25,000	5.88%, 06/01/2053	24,055
	Eli Lilly & Co.
370,000	4.20%, 08/14/2029	365,710
235,000	4.60%, 08/14/2034	229,696
50,000	4.88%, 02/27/2053	47,315
45,000	5.05%, 08/14/2054	43,680
		4,602,150
	Pipelines - 1.2%
	Columbia Pipelines Holding Co. LLC
290,000	5.10%, 10/01/2031(1)	283,548
250,000	5.68%, 01/15/2034(1)	249,448
2,089,000	6.04%, 08/15/2028(1)	2,150,334
	Columbia Pipelines Operating Co. LLC
205,000	5.93%, 08/15/2030(1)	213,031
258,000	6.04%, 11/15/2033(1)	267,174
1,290,000	EIG Pearl Holdings SARL 3.55%, 08/31/2036(1)	1,117,176
	Enbridge, Inc.
1,505,000	5.63%, 04/05/2034	1,530,427
811,000	5.70%, 03/08/2033	831,652
	Energy Transfer LP
350,000	4.00%, 10/01/2027	342,720
430,000	5.15%, 02/01/2043	386,243
605,000	5.25%, 07/01/2029	611,006
50,000	5.35%, 05/15/2045	45,770
230,000	6.40%, 12/01/2030	243,842
99,000	7.38%, 02/01/2031(1)	104,180
	Enterprise Products Operating LLC
335,000	3.30%, 02/15/2053	228,761
20,000	5.95%, 02/01/2041	20,977
	EQM Midstream Partners LP
60,000	5.50%, 07/15/2028	59,552
255,000	6.50%, 07/01/2027(1)	260,833
	Galaxy Pipeline Assets Bidco Ltd.
1,393,722	2.16%, 03/31/2034(1)	1,207,863
333,804	2.94%, 09/30/2040(1)	270,012
	Greensaif Pipelines Bidco SARL
775,000	5.85%, 02/23/2036(1)	775,787
890,000	6.13%, 02/23/2038(1)	911,232
1,425,000	6.51%, 02/23/2042(1)	1,479,283
1,725,000	Hess Midstream Operations LP 6.50%, 06/01/2029(1)	1,753,625
	Kinder Morgan, Inc.
350,000	5.05%, 02/15/2046	311,330
25,000	5.30%, 12/01/2034	24,660
1,355,000	MPLX LP 5.50%, 06/01/2034	1,352,289
	ONEOK, Inc.
298,000	3.10%, 03/15/2030	271,353
140,000	3.40%, 09/01/2029	130,477
470,000	4.40%, 10/15/2029	457,830
460,000	4.75%, 10/15/2031	449,197
39,000	4.85%, 02/01/2049	33,280
390,000	5.05%, 11/01/2034	378,410
100,000	5.15%, 10/15/2043	91,413
820,000	5.85%, 11/01/2064	791,212
60,000	6.00%, 06/15/2035	62,354
10,000	6.10%, 11/15/2032	10,526
90,000	7.15%, 01/15/2051	100,546
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
415,000	4.00%, 01/15/2032	380,280
100,000	4.88%, 02/01/2031	97,032
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.5% - (continued)
	Pipelines - 1.2% - (continued)
$ 125,000	6.88%, 01/15/2029	$127,854
76,000	Transcontinental Gas Pipe Line Co. LLC 4.00%, 03/15/2028	73,897
	Whistler Pipeline LLC
100,000	5.40%, 09/30/2029(1)	100,437
710,000	5.70%, 09/30/2031(1)	716,873
335,000	5.95%, 09/30/2034(1)	338,223
		21,643,949
	Real Estate Investment Trusts - 0.5%
	American Tower Corp.
380,000	1.45%, 09/15/2026	357,795
100,000	2.40%, 03/15/2025	99,051
140,000	2.70%, 04/15/2031	122,027
783,000	3.80%, 08/15/2029	744,559
14,000	4.05%, 03/15/2032	13,103
182,000	5.65%, 03/15/2033	186,459
440,000	Brandywine Operating Partnership LP 8.88%, 04/12/2029	476,847
555,000	Cousins Properties LP 5.88%, 10/01/2034	559,888
	Crown Castle, Inc.
225,000	2.50%, 07/15/2031	190,692
170,000	3.80%, 02/15/2028	164,272
1,850,000	4.80%, 09/01/2028	1,839,889
390,000	5.00%, 01/11/2028	390,720
755,000	5.60%, 06/01/2029	773,903
678,000	GLP Capital LP/GLP Financing II, Inc. 4.00%, 01/15/2031	623,355
440,000	NNN, Inc. 5.50%, 06/15/2034	445,292
1,060,000	Piedmont Operating Partnership LP 6.88%, 07/15/2029	1,093,404
675,000	SBA Tower Trust 2.84%, 01/15/2050(1)	671,952
	VICI Properties LP
408,000	4.95%, 02/15/2030	400,572
75,000	5.13%, 05/15/2032	73,447
		9,227,227
	Retail - 0.3%
	AutoZone, Inc.
95,000	3.13%, 04/21/2026	92,786
52,000	3.63%, 04/15/2025	51,693
536,000	4.75%, 08/01/2032	523,267
360,000	4.75%, 02/01/2033	350,284
425,000	5.40%, 07/15/2034	427,554
512,000	6.55%, 11/01/2033	556,976
	FirstCash, Inc.
2,999,000	4.63%, 09/01/2028(1)	2,840,602
1,160,000	5.63%, 01/01/2030(1)	1,126,160
235,000	Home Depot, Inc. 5.30%, 06/25/2054	233,473
220,000	O'Reilly Automotive, Inc. 4.70%, 06/15/2032	215,228
		6,418,023
	Semiconductors - 0.6%
	Broadcom, Inc.
1,520,000	4.15%, 02/15/2028	1,493,319
50,000	4.30%, 11/15/2032	47,560
515,000	5.05%, 07/12/2029	519,394
4,180,000	Foundry JV Holdco LLC 6.15%, 01/25/2032(1)	4,250,140
	Intel Corp.
250,000	2.80%, 08/12/2041	165,504
744,000	3.05%, 08/12/2051	450,636
200,000	3.25%, 11/15/2049	127,702
940,000	3.73%, 12/08/2047	653,679
75,000	4.00%, 12/15/2032	68,283

63

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.5% - (continued)
	Semiconductors - 0.6% - (continued)
$ 265,000	4.75%, 03/25/2050	$216,855
680,000	5.15%, 02/21/2034(8)	664,351
305,000	5.70%, 02/10/2053	285,045
135,000	5.90%, 02/10/2063	128,206
773,000	Marvell Technology, Inc. 2.45%, 04/15/2028	712,378
1,088,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	946,267
		10,729,319
	Software - 0.8%
500,000	Constellation Software, Inc. 5.46%, 02/16/2034(1)	508,079
3,332,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	3,164,243
1,004,000	MSCI, Inc. 3.63%, 11/01/2031(1)	906,406
	Open Text Corp.
3,195,000	3.88%, 12/01/2029(1)	2,914,821
330,000	6.90%, 12/01/2027(1)	343,087
802,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	720,280
	Oracle Corp.
850,000	2.88%, 03/25/2031	752,724
220,000	2.95%, 04/01/2030	199,608
476,000	3.60%, 04/01/2040	379,113
691,000	3.60%, 04/01/2050	497,555
909,000	3.85%, 04/01/2060	644,705
150,000	3.95%, 03/25/2051	114,360
50,000	4.00%, 07/15/2046	39,364
8,000	4.13%, 05/15/2045	6,450
3,626,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	3,611,589
		14,802,384
	Telecommunications - 0.4%
	AT&T, Inc.
540,000	2.55%, 12/01/2033	439,264
100,000	3.50%, 09/15/2053	69,692
1,172,000	3.80%, 12/01/2057	841,644
	Cisco Systems, Inc.
930,000	4.95%, 02/26/2031	942,194
465,000	5.35%, 02/26/2064	466,671
50,000	5.50%, 01/15/2040	51,723
1,560,000	Network i2i Ltd. 5.65%, 01/15/2025, (5.65% fixed rate until 01/15/2025; 5 yr. USD CMT + 4.27% thereafter)(6)(7)(9)	1,558,097
	T-Mobile USA, Inc.
586,000	2.05%, 02/15/2028	538,450
532,000	3.88%, 04/15/2030	505,252
990,000	4.70%, 01/15/2035	953,663
55,000	5.05%, 07/15/2033	54,762
270,000	5.75%, 01/15/2034	281,277
25,000	5.75%, 01/15/2054	25,365
260,000	5.80%, 09/15/2062	262,792
		6,990,846
	Transportation - 0.0%
620,000	Ryder System, Inc. 4.90%, 12/01/2029	618,686
	Trucking & Leasing - 0.2%
	Penske Truck Leasing Co. LP/PTL Finance Corp.
1,145,000	2.70%, 11/01/2024(1)	1,145,000
1,718,000	4.00%, 07/15/2025(1)	1,705,029
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.5% - (continued)
	Trucking & Leasing - 0.2% - (continued)
$ 260,000	5.35%, 03/30/2029(1)	$263,056
415,000	6.05%, 08/01/2028(1)	429,478
		3,542,563
	Total Corporate Bonds (cost $461,956,235)	$460,170,863
FOREIGN GOVERNMENT OBLIGATIONS - 2.6%
	Bermuda - 0.1%
	Bermuda Government International Bonds
455,000	2.38%, 08/20/2030(1)	$390,390
1,305,000	5.00%, 07/15/2032(1)	1,272,375
760,000	5.00%, 07/15/2032(7)	741,000
		2,403,765
	Brazil - 0.2%
BRL 25,006,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	3,819,398
	Bulgaria - 0.1%
	Bulgaria Government International Bonds
EUR 845,000	1.38%, 09/23/2050(7)	549,094
1,195,000	4.88%, 05/13/2036(7)	1,423,844
		1,972,938
	Chile - 0.1%
1,460,000	Chile Government International Bonds 1.25%, 01/22/2051	887,865
	Colombia - 0.2%
	Colombia Government International Bonds
$ 1,175,000	5.00%, 06/15/2045	802,807
885,000	5.20%, 05/15/2049	602,732
200,000	5.63%, 02/26/2044	149,888
1,680,000	7.75%, 11/07/2036	1,650,229
785,000	8.38%, 11/07/2054	763,574
		3,969,230
	Costa Rica - 0.1%
1,450,000	Costa Rica Government International Bonds 6.55%, 04/03/2034(1)	1,504,673
	Hungary - 0.2%
	Hungary Government International Bonds
EUR 2,980,000	1.63%, 04/28/2032(7)	2,722,129
$ 1,615,000	6.13%, 05/22/2028(1)	1,661,383
		4,383,512
	Indonesia - 0.1%
EUR 2,600,000	Indonesia Government International Bonds 1.10%, 03/12/2033	2,313,548
	Israel - 0.1%
	Israel Government International Bonds
$ 845,000	5.75%, 03/12/2054	772,336
200,000	6.50%, 11/06/2031(7)	208,180
		980,516
	Ivory Coast - 0.1%
EUR 1,290,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(7)	1,225,080
	Mexico - 0.4%
	Mexico Government International Bonds
$ 850,000	3.50%, 02/12/2034	690,358
4,665,000	6.00%, 05/07/2036	4,525,822
1,515,000	6.34%, 05/04/2053	1,405,829

64

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.6% - (continued)
	Mexico - 0.4% - (continued)
$ 575,000	6.35%, 02/09/2035	$576,896
795,000	6.40%, 05/07/2054	745,278
		7,944,183
	North Macedonia - 0.2%
	North Macedonia Government International Bonds
EUR 770,000	2.75%, 01/18/2025(7)	831,771
985,000	3.68%, 06/03/2026(1)	1,052,053
835,000	3.68%, 06/03/2026(7)	891,841
		2,775,665
	Panama - 0.0%
	Panama Government International Bonds
$ 330,000	6.85%, 03/28/2054	303,675
225,000	6.88%, 01/31/2036	221,417
		525,092
	Peru - 0.1%
	Peru Government International Bonds
440,000	3.00%, 01/15/2034	361,546
1,440,000	5.38%, 02/08/2035	1,416,725
865,000	5.88%, 08/08/2054	854,226
		2,632,497
	Philippines - 0.1%
	Philippines Government International Bonds
EUR 1,400,000	1.20%, 04/28/2033	1,263,228
900,000	1.75%, 04/28/2041	708,387
		1,971,615
	Poland - 0.0%
$ 405,000	Bank Gospodarstwa Krajowego 5.38%, 05/22/2033(1)	402,458
	Romania - 0.4%
	Romania Government International Bonds
EUR 1,265,000	2.63%, 12/02/2040(1)	892,731
5,520,000	2.75%, 04/14/2041(7)	3,955,462
$ 2,328,000	5.88%, 01/30/2029(1)	2,341,407
		7,189,600
	Saudi Arabia - 0.1%
	Saudi Government International Bonds
EUR 580,000	2.00%, 07/09/2039(7)	486,975
$ 1,785,000	5.75%, 01/16/2054(1)	1,730,361
		2,217,336
	Total Foreign Government Obligations (cost $55,257,253)	$49,118,971
MUNICIPAL BONDS - 0.5%
	Build America Bonds - 0.0%
335,000	State of California, CA, GO 7.30%, 10/01/2039	$390,101
65,000	State of Illinois, IL, GO, (AGM) 6.88%, 07/01/2025	65,845
		455,946
	Development - 0.1%
1,290,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	1,243,720
	General - 0.2%
250,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 3.91%, 12/01/2040	216,627
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.5% - (continued)
	General - 0.2% - (continued)
$ 1,630,000	County of Riverside, CA, Rev 3.07%, 02/15/2028	$1,555,609
1,530,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NPFG) 6.55%, 10/15/2028	1,625,871
1,430,000	State Board of Administration Finance Corp., FL, Rev 1.26%, 07/01/2025	1,395,355
		4,793,462
	School District - 0.1%
	Chicago Board of Education, IL, GO
220,000	6.14%, 12/01/2039	210,202
885,000	6.32%, 11/01/2029	894,462
		1,104,664
	Transportation - 0.0%
	Metropolitan Transportation Auth, NY, Rev
600,000	5.00%, 11/15/2050	621,464
140,000	5.18%, 11/15/2049	124,377
		745,841
	Utilities - 0.1%
1,255,957	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	1,274,781
	Utility - Electric - 0.0%
417,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	463,016
	Total Municipal Bonds (cost $10,485,582)	$10,081,430
U.S. GOVERNMENT AGENCIES - 38.7%
	Mortgage-Backed Agencies - 38.7%
	Federal Home Loan Mortgage Corp. - 10.5%
8,769,613	0.28%, 05/25/2034(3)(4)	$223,230
4,566,488	0.37%, 12/25/2033(3)(4)	137,430
3,097,877	0.48%, 01/25/2034(3)(4)	95,402
1,405,443	0.62%, 10/25/2026(3)(4)	14,459
6,545,052	0.72%, 12/25/2030(3)(4)	233,380
3,212,228	0.74%, 06/25/2027(3)(4)	49,598
1,459,607	0.88%, 11/25/2030(3)(4)	61,275
583,546	1.00%, 10/25/2040	463,932
1,012,308	1.00%, 02/25/2051	855,443
2,559,653	1.02%, 10/25/2030(3)(4)	120,699
3,362,535	1.11%, 01/25/2030(3)(4)	156,198
4,249,103	1.11%, 06/25/2030(3)(4)	216,703
3,299,172	1.43%, 05/25/2030(3)(4)	212,354
4,780,869	1.50%, 05/15/2037(3)	259,370
2,717,855	1.50%, 09/25/2047	2,232,161
2,062,297	1.57%, 05/25/2030(3)(4)	143,951
222,253	1.75%, 10/15/2042	189,796
994,457	2.00%, 05/01/2036	891,272
334,609	2.00%, 06/01/2036	299,885
27,815	2.00%, 12/01/2036	24,808
48,712	2.00%, 03/01/2037	43,442
167,161	2.00%, 12/01/2040	141,350
996,865	2.00%, 05/01/2041	839,968
3,216,867	2.00%, 06/01/2041	2,709,055
1,114,187	2.00%, 12/01/2041	934,827
671,945	2.00%, 10/01/2050	537,407
791,723	2.00%, 02/01/2051	639,501
4,122,679	2.00%, 03/01/2051	3,300,310
1,407,994	2.00%, 04/01/2051	1,123,831
758,246	2.00%, 05/01/2051	612,465
743,889	2.00%, 07/01/2051	593,304
326,022	2.00%, 08/01/2051	260,828

65

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 38.7% - (continued)
	Mortgage-Backed Agencies - 38.7% - (continued)
	Federal Home Loan Mortgage Corp. - 10.5% - (continued)
$ 329,110	2.00%, 11/01/2051	$264,603
1,202,473	2.00%, 01/01/2052	965,341
1,304,714	2.00%, 04/01/2052	1,052,601
2,129,167	2.00%, 06/15/2052(3)	276,642
2,560,391	2.50%, 04/25/2036(3)	240,391
286,000	2.50%, 10/25/2041	230,134
479,558	2.50%, 05/01/2050	404,068
581,645	2.50%, 06/01/2050	488,189
1,527,864	2.50%, 06/25/2050(3)	218,287
3,400,020	2.50%, 07/01/2050	2,856,138
936,117	2.50%, 08/01/2050	785,059
1,394,474	2.50%, 09/01/2050	1,169,873
1,084,799	2.50%, 10/01/2050	913,252
1,016,261	2.50%, 11/01/2050	850,397
308,638	2.50%, 02/01/2051	259,191
780,933	2.50%, 03/01/2051	649,411
348,151	2.50%, 05/01/2051	291,326
226,031	2.50%, 07/01/2051	189,065
316,002	2.50%, 08/01/2051	264,013
534,657	2.50%, 10/01/2051	446,807
2,519,959	2.50%, 11/01/2051	2,123,856
1,476,755	2.50%, 03/15/2052(3)	222,747
937,860	2.50%, 03/25/2052	819,697
2,160,491	2.50%, 04/01/2052	1,804,747
3,000,537	2.50%, 08/25/2052(3)	450,357
1,003,568	3.00%, 10/01/2032	959,545
3,279	3.00%, 05/15/2041	3,099
84,859	3.00%, 07/01/2047	74,665
290,875	3.00%, 12/15/2047	224,665
119,282	3.00%, 01/01/2048	104,933
2,781,459	3.00%, 12/25/2049(3)	476,517
997,530	3.00%, 07/01/2050	876,512
713,799	3.00%, 08/01/2050	624,280
500,450	3.00%, 08/01/2051	433,192
2,492,269	3.00%, 08/25/2051(3)	423,038
2,043,440	3.00%, 09/25/2051(3)	783,853
1,039,354	3.00%, 10/01/2051	904,741
395,272	3.00%, 01/01/2052	345,488
1,967,042	3.00%, 05/01/2052	1,698,807
117,938	3.00%, 07/01/2052	101,692
2,901,309	3.00%, 08/01/2052	2,501,734
1,020,502	3.50%, 01/15/2033(3)	91,262
354,164	3.50%, 05/15/2034(3)	29,606
603,840	3.50%, 10/15/2042	555,386
256,806	3.50%, 10/15/2045	232,339
600,579	3.50%, 12/01/2046	545,918
562,806	3.50%, 12/15/2046	513,267
374,399	3.50%, 01/01/2047	343,891
243,703	3.50%, 03/15/2047	222,056
112,907	3.50%, 06/01/2047	102,611
136,622	3.50%, 12/01/2047	123,891
154,419	3.50%, 01/01/2048	140,206
213,376	3.50%, 12/01/2048	193,483
827,033	3.50%, 04/01/2050	751,026
288,621	4.00%, 05/01/2038	279,450
370,343	4.00%, 05/25/2040(3)	53,312
649,224	4.00%, 09/15/2041	622,482
8,567	4.00%, 01/01/2042	8,148
152,119	4.00%, 03/01/2042	144,922
3,990	4.00%, 04/01/2042	3,796
6,223	4.00%, 06/01/2042	5,905
1,646,996	4.00%, 03/25/2045(3)	283,953
93,700	4.00%, 04/01/2047	88,570
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 38.7% - (continued)
	Mortgage-Backed Agencies - 38.7% - (continued)
	Federal Home Loan Mortgage Corp. - 10.5% - (continued)
$ 180,301	4.00%, 11/01/2047	$169,555
381,027	4.00%, 12/01/2047	364,176
1,236,480	4.00%, 04/01/2049	1,157,155
334,960	4.00%, 05/01/2049	314,960
1,016,701	4.00%, 07/01/2049	956,647
1,426,310	4.00%, 09/25/2050(3)	293,294
1,011,043	4.50%, 07/01/2052	961,931
3,944,938	4.50%, 08/01/2054	3,746,538
78,754	5.00%, 09/01/2035	78,631
301,414	5.00%, 09/15/2036(3)	46,142
930,420	5.00%, 03/15/2045(3)	196,397
166,922	5.00%, 02/15/2048(3)	34,264
40,516	5.00%, 09/01/2048	40,188
26,469	5.00%, 02/01/2049	26,228
6,466,495	5.00%, 09/01/2052	6,295,915
757,495	5.00%, 10/01/2052	737,023
88,058	5.00%, 11/01/2052	85,851
27,492	5.00%, 01/01/2053	26,761
2,582,203	5.00%, 04/01/2053	2,513,893
4,200,000	5.00%, 11/01/2054	4,082,696
1,797,000	5.36%, 01/25/2029(4)	1,845,861
7,142	5.50%, 02/01/2029	7,189
2,731,033	5.50%, 12/01/2037	2,758,251
11,824	5.50%, 12/01/2038	11,948
367,201	5.50%, 05/15/2040(3)	72,795
340,432	5.50%, 06/15/2046(3)	61,571
315,747	5.50%, 10/15/2046(3)	61,253
279,780	5.50%, 02/01/2049	282,365
31,461	5.50%, 03/01/2049	31,674
1,134,967	5.50%, 02/01/2053	1,131,093
2,229,957	5.50%, 04/01/2053	2,214,579
20,140,502	5.50%, 04/01/2054	19,953,482
37,201,907	5.50%, 09/01/2054	36,856,450
1,044,226	6.00%, 11/01/2052	1,054,014
735,628	6.00%, 12/01/2052	745,020
336,619	6.00%, 03/01/2053	342,532
6,928,449	6.00%, 09/01/2053	6,973,584
801,597	6.00%, 11/01/2053	807,093
1,867,864	6.00%, 12/01/2053	1,880,032
433,435	6.00%, 01/01/2054	436,258
2,048,426	6.00%, 02/01/2054	2,061,772
726,316	6.00%, 03/01/2054	732,982
1,342,860	6.00%, 04/01/2054	1,358,302
2,853,013	6.00%, 05/01/2054	2,871,600
6,147,845	6.00%, 06/01/2054	6,213,993
3,854,245	6.00%, 08/01/2054	3,903,021
379,870	6.71%, 11/25/2043, 30 day USD SOFR Average + 1.85%(1)(2)	384,135
653,000	6.96%, 09/25/2041, 30 day USD SOFR Average + 2.10%(1)(2)	658,294
892,000	7.76%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	922,748
1,310,000	8.21%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	1,364,037
2,545,000	8.21%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	2,659,525
1,445,000	8.26%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(2)	1,487,610
2,819,800	8.36%, 03/25/2042, 30 day USD SOFR Average + 3.50%(1)(2)	2,937,893
2,460,000	8.36%, 05/25/2043, 30 day USD SOFR Average + 3.50%(1)(2)	2,604,164

66

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 38.7% - (continued)
	Mortgage-Backed Agencies - 38.7% - (continued)
	Federal Home Loan Mortgage Corp. - 10.5% - (continued)
$ 380,000	8.41%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	$398,968
1,380,000	8.51%, 11/25/2041, 30 day USD SOFR Average + 3.65%(1)(2)	1,431,316
3,460,000	8.56%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	3,645,799
1,305,000	8.61%, 02/25/2042, 30 day USD SOFR Average + 3.75%(1)(2)	1,366,117
970,000	8.86%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	1,030,926
1,593,000	9.36%, 06/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	1,711,495
2,280,000	10.11%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	2,456,532
1,060,000	10.11%, 05/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	1,149,277
1,120,000	11.61%, 06/25/2042, 30 day USD SOFR Average + 6.75%(1)(2)	1,258,354
		196,990,216
	Federal National Mortgage Association - 10.1%
123,598	0.00%, 06/25/2041(10)(11)	90,991
2,273,859	0.30%, 01/25/2030(3)(4)	21,006
5,857,329	1.13%, 06/25/2034(3)(4)	311,739
3,449,284	1.45%, 05/25/2029(3)(4)	136,571
3,080,004	1.50%, 11/25/2035(3)	156,067
206,869	1.50%, 07/01/2051	156,307
3,587,555	1.50%, 09/01/2051	2,715,696
721,954	2.00%, 03/01/2036	647,956
1,029,094	2.00%, 05/01/2036	922,311
1,186,902	2.00%, 06/01/2036	1,063,770
1,128,317	2.00%, 08/01/2036	1,011,225
617,305	2.00%, 09/01/2036	553,236
382,602	2.00%, 12/01/2036	342,888
144,843	2.00%, 02/01/2037	129,807
596,437	2.00%, 09/01/2040	505,109
2,155,447	2.00%, 12/01/2040	1,823,586
581,379	2.00%, 04/01/2041	490,186
204,296	2.00%, 05/01/2041	172,145
1,933	2.00%, 09/25/2041	1,799
812,698	2.00%, 10/01/2041	682,289
3,535	2.00%, 12/25/2041	3,254
525,258	2.00%, 02/01/2042	443,518
249,998	2.00%, 03/25/2044	233,797
264,951	2.00%, 05/25/2044	243,280
521,459	2.00%, 08/25/2050	351,736
2,034,184	2.00%, 10/01/2050	1,633,777
4,055,068	2.00%, 10/25/2050(3)	504,479
1,652,856	2.00%, 12/01/2050	1,326,931
3,636,766	2.00%, 02/01/2051	2,907,845
5,662,142	2.00%, 03/01/2051	4,515,529
7,461,052	2.00%, 04/01/2051	5,948,698
1,102,684	2.00%, 05/01/2051	876,833
596,403	2.00%, 06/01/2051	475,757
251,727	2.00%, 07/01/2051	201,024
1,419,304	2.00%, 08/01/2051	1,142,277
1,370,273	2.00%, 09/01/2051	1,098,095
2,048,348	2.00%, 03/25/2052(3)	250,585
8,506,369	2.00%, 04/01/2052	6,783,156
412,619	2.25%, 04/01/2033	345,107
989,329	2.50%, 06/25/2045	807,880
6,787	2.50%, 03/25/2046	6,210
597,430	2.50%, 04/01/2050	499,770
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 38.7% - (continued)
	Mortgage-Backed Agencies - 38.7% - (continued)
	Federal National Mortgage Association - 10.1% - (continued)
$ 583,364	2.50%, 06/01/2050	$488,188
4,328,883	2.50%, 07/01/2050	3,642,905
911,550	2.50%, 09/01/2050	762,546
1,474,684	2.50%, 10/01/2050	1,242,437
1,594,299	2.50%, 12/01/2050	1,334,095
366,973	2.50%, 01/01/2051	308,916
2,439,045	2.50%, 02/01/2051	2,038,355
1,556,727	2.50%, 02/25/2051(3)	264,986
2,318,042	2.50%, 04/25/2051(3)	372,242
7,912,520	2.50%, 05/01/2051	6,644,269
1,400,684	2.50%, 06/01/2051	1,168,758
756,186	2.50%, 07/01/2051	632,763
337,762	2.50%, 08/01/2051	285,563
495,596	2.50%, 09/01/2051	414,312
7,342,719	2.50%, 10/01/2051	6,146,648
7,104,378	2.50%, 11/01/2051	5,973,503
2,197,308	2.50%, 12/01/2051	1,839,904
851,245	2.50%, 01/01/2052	714,707
1,217,163	2.50%, 03/01/2052	1,014,886
483,946	2.50%, 04/01/2052	404,268
2,060,348	2.50%, 06/25/2052(3)	321,326
2,419,659	2.50%, 09/25/2052(3)	377,735
1,169,934	2.50%, 01/01/2057	968,279
455,782	3.00%, 04/25/2033(3)	27,914
152,193	3.00%, 08/01/2033	145,644
1,056,615	3.00%, 06/01/2038	995,636
424,014	3.00%, 11/25/2042	379,573
3,331	3.00%, 02/25/2043	3,243
1,016,162	3.00%, 06/01/2043	915,575
1,136,208	3.00%, 11/01/2044	1,012,632
1,029,799	3.00%, 01/25/2045	910,777
61,804	3.00%, 01/25/2046	56,555
841,879	3.00%, 02/25/2047	767,965
298,542	3.00%, 08/25/2049	266,371
109,240	3.00%, 12/01/2049	95,855
368,059	3.00%, 02/01/2050	322,705
1,549,419	3.00%, 07/01/2050	1,359,736
1,438,350	3.00%, 08/01/2050	1,263,173
596,608	3.00%, 10/01/2050	519,818
2,378,057	3.00%, 12/01/2050	2,084,344
727,019	3.00%, 05/01/2051	638,707
177,544	3.00%, 06/01/2051	154,501
1,515,240	3.00%, 07/01/2051	1,317,752
340,513	3.00%, 08/01/2051	298,083
1,224,537	3.00%, 09/01/2051	1,070,245
2,069,147	3.00%, 10/01/2051	1,799,185
1,950,007	3.00%, 11/01/2051	1,696,835
1,071,374	3.00%, 12/01/2051	931,779
511,999	3.00%, 01/01/2052	443,659
1,648,684	3.00%, 01/25/2052(3)	236,962
621,212	3.00%, 04/01/2052	539,514
767,428	3.00%, 05/01/2052	666,739
24,015	3.00%, 06/01/2052	20,723
569,050	3.00%, 09/01/2052	490,800
1,109,637	3.50%, 07/25/2033(3)	84,967
449,309	3.50%, 08/25/2033(3)	40,242
244,086	3.50%, 04/25/2034(3)	10,871
872,654	3.50%, 05/01/2037	830,185
524,629	3.50%, 11/25/2039(3)	48,325
434,074	3.50%, 10/01/2041	399,579
3,240	3.50%, 05/25/2042	3,081
1,344,211	3.50%, 08/01/2043	1,228,879
55,006	3.50%, 07/25/2044	54,395

67

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 38.7% - (continued)
	Mortgage-Backed Agencies - 38.7% - (continued)
	Federal National Mortgage Association - 10.1% - (continued)
$ 194,870	3.50%, 12/01/2045	$177,194
185,237	3.50%, 01/01/2046	168,465
136,847	3.50%, 03/01/2046	124,723
696,536	3.50%, 12/01/2046	639,456
237,190	3.50%, 05/01/2047	215,684
1,836,214	3.50%, 09/01/2047	1,665,100
1,768,277	3.50%, 12/01/2047	1,603,487
209,086	3.50%, 01/01/2048	189,594
2,311,175	3.50%, 02/01/2048	2,116,329
76,450	3.50%, 06/01/2048	69,322
365,186	3.50%, 07/01/2048	332,073
77,954	3.50%, 11/01/2048	70,691
1,210,612	3.50%, 03/25/2049	1,105,137
517,948	3.50%, 04/25/2049	490,710
600,780	3.50%, 06/01/2049	552,214
372,751	3.50%, 09/01/2050	339,669
804,684	3.50%, 11/01/2051	722,057
1,200,749	3.50%, 04/01/2052	1,083,905
662,141	3.50%, 05/01/2056	590,518
548,341	3.50%, 11/25/2057	518,922
989,162	3.50%, 05/01/2058	882,169
930,402	3.50%, 12/25/2058	828,113
760,000	3.52%, 11/01/2032	700,592
556,106	4.00%, 08/01/2038	543,556
2,059	4.00%, 11/01/2040	1,962
29,782	4.00%, 02/01/2041	28,383
338,203	4.00%, 06/01/2041	324,320
4,088	4.00%, 09/01/2041	3,894
6,613	4.00%, 10/01/2041	6,303
154,847	4.00%, 01/01/2042	147,146
192,753	4.00%, 02/01/2042	183,321
53,898	4.00%, 05/01/2042	51,149
2,161	4.00%, 09/01/2042	2,064
799,958	4.00%, 01/01/2043	761,370
16,420	4.00%, 10/01/2043	15,644
1,341,030	4.00%, 12/01/2043	1,269,268
193,318	4.00%, 03/01/2046	182,255
253,478	4.00%, 09/01/2047	237,396
455,658	4.00%, 10/01/2047	427,034
236,233	4.00%, 11/01/2047	221,246
1,475,402	4.00%, 06/01/2048	1,384,554
1,828,381	4.00%, 10/01/2048	1,712,530
691,947	4.00%, 01/01/2049	649,925
1,566,010	4.00%, 04/01/2049	1,460,460
89,011	4.00%, 08/01/2049	83,918
538,261	4.00%, 09/01/2049	504,121
3,282,957	4.00%, 02/25/2050(3)	638,891
1,115,726	4.00%, 04/01/2050	1,044,919
1,692,232	4.00%, 06/25/2050(3)	332,980
1,446,217	4.00%, 09/25/2050(3)	283,375
1,802,454	4.00%, 11/25/2050(3)	370,081
721,962	4.00%, 08/01/2051	678,937
2,077,768	4.00%, 04/01/2052	1,920,325
761,291	4.00%, 06/01/2052	706,829
1,996,519	4.39%, 04/01/2029	1,976,258
1,819,767	4.48%, 02/01/2029	1,808,650
562,909	4.50%, 12/01/2037	555,261
384,919	4.50%, 04/01/2048	370,715
168,478	4.50%, 04/01/2049	162,091
724,363	4.50%, 01/01/2051	700,405
1,198,851	4.50%, 08/01/2052	1,140,615
1,336,979	4.50%, 03/01/2053	1,269,740
4,924,531	4.50%, 10/01/2053	4,677,672
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 38.7% - (continued)
	Mortgage-Backed Agencies - 38.7% - (continued)
	Federal National Mortgage Association - 10.1% - (continued)
$ 4,660,290	4.50%, 11/01/2053	$4,426,199
215,000	4.75%, 04/01/2028	215,418
1,900,000	4.91%, 01/01/2029	1,917,531
264,019	5.00%, 06/25/2048(3)	40,650
983,783	5.00%, 07/01/2052	959,757
7,900,447	5.00%, 09/01/2052	7,691,284
221,106	5.00%, 10/01/2052	215,129
112,649	5.00%, 11/01/2052	109,551
133,282	5.00%, 12/01/2052	129,800
1,465,000	5.07%, 12/01/2028	1,486,682
917,700	5.50%, 04/01/2038	926,847
278,172	5.50%, 04/25/2044(3)	43,643
2,413,461	5.50%, 12/25/2051	2,413,131
722,599	5.50%, 10/01/2052	720,988
1,368,273	5.50%, 11/01/2052	1,358,822
2,450,323	5.50%, 12/01/2052	2,433,330
1,372,635	5.50%, 06/01/2053	1,363,168
1,568,105	5.50%, 07/01/2053	1,556,287
2,226,939	6.00%, 08/25/2044	2,247,803
345,458	6.00%, 01/01/2053	347,837
769,413	6.00%, 05/01/2053	784,060
427,195	6.00%, 11/01/2053	429,985
2,566,968	6.00%, 12/01/2053	2,583,692
364,231	6.00%, 01/01/2054	366,605
1,318,311	6.00%, 02/01/2054	1,326,899
1,469,916	6.00%, 03/01/2054	1,479,509
1,693,597	6.00%, 05/01/2054	1,704,631
1,427,643	6.00%, 06/01/2054	1,436,944
1,376,179	6.00%, 09/01/2054	1,386,429
		190,157,635
	Government National Mortgage Association - 8.3%
125,004	2.00%, 06/16/2042	114,218
1,227,550	2.00%, 10/20/2050	1,002,701
3,571,677	2.00%, 12/20/2050	2,917,488
23,865,000	2.00%, 11/20/2054(12)	19,457,027
35,893	2.50%, 05/20/2040	35,022
1,711,252	2.50%, 10/20/2049	1,493,835
1,281,346	2.50%, 11/20/2049	1,092,909
1,013,660	2.50%, 03/20/2051	860,502
895,336	2.50%, 09/20/2051	758,999
3,000,210	2.50%, 10/20/2051	2,543,197
31,600,000	2.50%, 11/20/2054(12)	26,766,104
1,291,335	3.00%, 01/16/2044	1,152,014
653,129	3.00%, 11/20/2045	574,340
615,500	3.00%, 02/20/2047	542,538
499,322	3.00%, 05/20/2049	455,402
187,747	3.00%, 03/20/2050	165,376
2,651,640	3.00%, 07/20/2050(3)	330,250
424,816	3.00%, 11/20/2050	374,084
3,841,699	3.00%, 04/20/2051	3,374,613
2,209,572	3.00%, 08/20/2051	1,940,285
1,405,982	3.00%, 09/20/2051	1,234,215
437,006	3.00%, 10/20/2051	383,443
3,036,571	3.00%, 12/20/2051	2,664,631
748,170	3.00%, 02/20/2052	676,650
693,450	3.00%, 04/20/2052	608,380
4,935,000	3.00%, 11/20/2054(12)	4,326,634
208,470	3.50%, 11/20/2042	189,273
722,792	3.50%, 03/20/2044	666,531
457,748	3.50%, 06/20/2046	419,471
100,251	3.50%, 07/20/2046	91,778
105,226	3.50%, 10/20/2046	96,364

68

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 38.7% - (continued)
	Mortgage-Backed Agencies - 38.7% - (continued)
	Government National Mortgage Association - 8.3% - (continued)
$ 462,211	3.50%, 02/20/2047	$422,330
123,666	3.50%, 05/20/2047	112,947
126,255	3.50%, 07/20/2047	115,282
92,883	3.50%, 11/20/2047	84,798
113,454	3.50%, 03/20/2048	103,556
531,587	3.50%, 02/20/2049	484,868
554,541	3.50%, 06/20/2050	504,782
1,183,559	3.50%, 11/20/2052	1,055,292
1,689,269	3.50%, 01/20/2053	1,527,003
10,950,000	3.50%, 11/20/2054(12)	9,894,796
275,946	3.88%, 08/15/2042	261,602
906,594	4.00%, 09/16/2042(3)	200,711
289,418	4.00%, 09/20/2042(3)	35,612
200,265	4.00%, 12/20/2044(3)	37,781
433,075	4.00%, 08/20/2045	412,080
585,961	4.00%, 09/20/2047	552,886
16,164	4.00%, 04/20/2048	15,201
845,522	4.00%, 07/20/2048	796,717
11,755,000	4.00%, 11/20/2054(12)	10,942,252
846,760	4.50%, 02/20/2040	829,951
758,710	4.50%, 05/20/2041	743,099
632,565	4.50%, 06/16/2043(3)	119,762
305,216	4.50%, 05/20/2045(3)	68,733
451,486	4.50%, 08/20/2045(3)	83,607
502,857	4.50%, 12/16/2046(3)	73,773
331,993	4.50%, 05/20/2048(3)	51,909
217,012	4.50%, 06/20/2048(3)	38,852
159,010	4.50%, 05/20/2052	152,112
667,990	4.50%, 08/20/2052	638,807
607,833	4.50%, 09/20/2052	581,184
2,750,569	4.50%, 10/20/2052	2,629,554
24,320,000	4.50%, 11/20/2054(12)	23,211,683
604,616	5.00%, 05/20/2040	606,008
480,667	5.00%, 06/20/2040	481,773
188,290	5.00%, 07/20/2040	188,835
265,966	5.00%, 12/20/2043(3)	47,953
1,254,276	5.00%, 07/16/2044(3)	207,392
231,196	5.00%, 11/16/2046(3)	37,455
228,709	5.00%, 06/16/2047(3)	40,210
2,449,474	5.00%, 10/20/2047(3)	468,422
298,379	5.00%, 11/16/2047(3)	59,255
808,240	5.00%, 11/20/2049	798,450
7,302,500	5.00%, 11/20/2054(12)	7,132,433
212,496	5.50%, 02/20/2044(3)	12,383
169,807	5.50%, 09/15/2045	173,249
240,933	5.50%, 09/20/2045(3)	48,057
4,900,000	5.50%, 11/20/2054(12)	4,872,618
6,800,000	6.00%, 10/20/2054	6,855,790
		156,122,079
	Uniform Mortgage-Backed Security - 9.8%
500,000	1.50%, 11/01/2054(12)	377,179
275,000	2.00%, 11/01/2039(12)	244,893
25,292,000	2.00%, 11/01/2054(12)	20,043,480
2,550,000	2.50%, 11/01/2054(12)	2,109,321
2,415,000	3.00%, 11/01/2054(12)	2,078,800
14,737,000	3.50%, 11/01/2054(12)	13,174,095
20,466,000	4.00%, 11/01/2054(12)	18,907,135
11,276,000	4.50%, 11/01/2054(12)	10,704,365
7,705,000	5.00%, 11/01/2054(12)	7,486,414
48,655,000	5.50%, 11/01/2054(12)	48,192,730
45,892,000	6.00%, 11/01/2054(12)	46,184,550
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 38.7% - (continued)
	Mortgage-Backed Agencies - 38.7% - (continued)
	Uniform Mortgage-Backed Security - 9.8% - (continued)
$ 10,050,000	6.50%, 11/01/2054(12)	$10,257,097
3,895,000	7.00%, 12/01/2054(12)	4,032,847
		183,792,906
	Total U.S. Government Agencies (cost $749,941,195)	$727,062,836
U.S. GOVERNMENT SECURITIES - 30.4%
	U.S. Treasury Securities - 30.4%
	U.S. Treasury Bonds - 10.9%
35,940,000	1.25%, 05/15/2050	$18,058,446
19,520,000	1.63%, 11/15/2050	10,788,612
5,795,000	2.50%, 02/15/2045	4,172,626
8,585,000	2.75%, 11/15/2042	6,652,704
3,895,000	2.88%, 08/15/2045	2,987,282
56,000	2.88%, 05/15/2052	41,366
3,325,000	3.00%, 11/15/2045	2,601,293
1,395,000	3.00%, 02/15/2048	1,070,663
23,885,000	3.00%, 08/15/2052(13)	18,111,548
3,365,000	3.13%, 02/15/2043	2,756,277
2,645,000	3.13%, 08/15/2044	2,130,672
13,195,000	3.13%, 05/15/2048	10,347,251
25,825,000	3.38%, 08/15/2042	22,073,313
6,010,000	3.38%, 05/15/2044(14)	5,052,861
55,565,000	3.38%, 11/15/2048	45,454,775
8,720,000	3.63%, 08/15/2043	7,653,844
8,845,000	3.63%, 02/15/2044	7,729,355
30,905,000	3.63%, 05/15/2053	26,540,876
5,250,000	4.13%, 08/15/2044	4,930,078
1,455,000	4.13%, 08/15/2053	1,367,245
3,555,000	4.25%, 08/15/2054	3,421,132
		203,942,219
	U.S. Treasury Inflation-Indexed Bonds - 0.9%
11,001,234	0.25%, 02/15/2050(15)	6,874,614
732,506	0.63%, 02/15/2043(15)	564,539
6,449,963	0.75%, 02/15/2045(15)	4,931,232
4,740,887	1.38%, 02/15/2044(15)	4,148,375
		16,518,760
	U.S. Treasury Inflation-Indexed Notes - 1.3%
2,021,136	1.38%, 07/15/2033(15)	1,933,926
23,338,328	1.75%, 01/15/2034(15)	22,894,780
		24,828,706
	U.S. Treasury Notes - 17.3%
16,965,000	1.38%, 11/15/2031(16)	14,031,911
17,865,000	2.75%, 08/15/2032	16,098,738
3,805,000	2.88%, 11/30/2025	3,747,360
21,610,000	3.50%, 02/15/2033	20,470,410
28,730,000	3.63%, 05/31/2028	28,229,469
32,410,000	3.75%, 06/30/2030	31,693,435
10,645,000	3.88%, 08/15/2033	10,336,045
21,610,000	4.00%, 01/31/2029	21,469,873
24,705,000	4.00%, 02/15/2034	24,172,298
51,630,000	4.13%, 06/15/2026	51,559,412
16,790,000	4.13%, 03/31/2031	16,698,836
17,360,000	4.38%, 11/30/2030	17,513,256
50,295,000	4.50%, 04/15/2027	50,715,435

69

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 30.4% - (continued)
	U.S. Treasury Securities - 30.4% - (continued)
	U.S. Treasury Notes - 17.3% - (continued)
$ 14,405,000	4.50%, 11/15/2033		$14,644,708
3,005,000	5.00%, 10/31/2025		3,024,274
			324,405,460
	Total U.S. Government Securities (cost $609,284,354)		$569,695,145
	Total Long-Term Investments (cost $2,231,884,023)		$2,152,013,831
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
4,652,858	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $4,653,485; collateralized by U.S. Treasury Note at 0.88%, maturing 06/30/2026, with a market value of $4,745,981		$4,652,858
	Securities Lending Collateral - 0.0%
125,865	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(17)		125,865
419,549	HSBC U.S. Government Money Market Fund, Institutional Class, 4.78%(17)		419,549
125,865	Invesco Government & Agency Portfolio, Institutional Class, 4.76%(17)		125,865
125,865	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(17)		125,865
			797,144
	Total Short-Term Investments (cost $5,450,002)		$5,450,002
	Total Investments (cost $2,237,334,025)	114.9%	$2,157,463,833
	Other Assets and Liabilities	(14.9)%	(280,274,671)
	Net Assets	100.0%	$1,877,189,162
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2024, the aggregate value of these securities was
$485,274,217, representing 25.9% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2024. Base lending rates may be subject to a floor or cap.
(3)	Securities disclosed are interest-only strips.
(4)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2024, the aggregate value of these securities was $26,111,912, representing 1.4% of net assets.

(8)	Represents entire or partial securities on loan.
(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(10)	Security disclosed is principal-only strips.
(11)	Security is a zero-coupon bond.
(12)	Represents or includes a TBA transaction.
(13)	All, or a portion of the security, was pledged as collateral in connection with TBAs. As of October 31, 2024, the market value of securities pledged was $3,057,390.
(14)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of October 31, 2024, the market value of securities pledged was $5,792,685.
(15)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(16)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of October 31, 2024, the market value of securities pledged was $3,415,041.
(17)	Current yield as of period end.

Futures Contracts Outstanding at October 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	592	12/16/2024	$43,368,838	$(2,079,631)

70

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Futures Contracts Outstanding at October 31, 2024 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
U.S. Treasury 2-Year Note Future	76	12/31/2024	$15,651,844	$(200,487)
U.S. Treasury 5-Year Note Future	264	12/31/2024	28,309,875	(677,251)
U.S. Treasury 10-Year Ultra Future	55	12/19/2024	6,256,250	(248,415)
U.S. Treasury Long Bond Future	43	12/19/2024	5,072,656	(277,502)
U.S. Treasury Ultra Bond Future	205	12/19/2024	25,753,125	(546,393)
Total				$(4,029,679)
Short position contracts:
Euro BUXL 30-Year Bond Future	(25)	12/06/2024	$(3,592,416)	$64,034
Euro-BUND Future	(77)	12/06/2024	(11,017,830)	117,868
Euro-Schatz Future	(943)	12/06/2024	(109,072,258)	456,672
French Government Bond Future	(166)	12/06/2024	(22,465,968)	405,915
Long Gilt Future	(69)	12/27/2024	(8,342,271)	244,779
U.S. Treasury 10-Year Note Future	(686)	12/19/2024	(75,781,562)	451,974
Total				$1,741,242
Total futures contracts				$(2,288,437)

TBA Sale Commitments Outstanding at October 31, 2024
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Uniform Mortgage-Backed Security, 2.50%	$694,000	11/01/2054	$(574,066)	$13,285
Uniform Mortgage-Backed Security, 3.00%	2,865,000	11/01/2054	(2,466,154)	52,808
Uniform Mortgage-Backed Security, 4.00%	35,019,000	11/01/2054	(32,351,654)	1,418,050
Uniform Mortgage-Backed Security, 4.00%	13,378,000	12/01/2054	(12,359,540)	72,594
Uniform Mortgage-Backed Security, 4.50%	21,252,000	11/01/2054	(20,174,632)	420,163
Uniform Mortgage-Backed Security, 4.50%	9,975,000	12/01/2054	(9,468,150)	36,441
Total TBA sale commitments (proceeds receivable $79,407,537)			$(77,394,196)	$2,013,341
At October 31, 2024, the aggregate market value of TBA Sale Commitments represents (4.1)% of total net assets.

Centrally Cleared Credit Default Swap Contracts Outstanding at October 31, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S41	USD	12,070,000	(1.00%)	06/20/2029	Quarterly	$302,566	$—	$263,923	$(38,643)
Total centrally cleared credit default swap contracts						$302,566	$—	$263,923	$(38,643)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

71

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
October 31, 2024 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at October 31, 2024
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.83% Fixed	12 Mo. USD SOFR	USD	5,500,000	02/15/2034	Annual	$—	$—	$(11,165)	$(11,165)
2.97% Fixed	12 Mo. USD SOFR	USD	5,185,000	03/15/2053	Annual	2,971	—	707,024	704,053
2.88% Fixed	12 Mo. USD SOFR	USD	4,030,000	03/15/2053	Annual	44,428	—	615,747	571,319
3.25% Fixed	12 Mo. USD SOFR	USD	3,735,000	06/21/2053	Annual	—	(35,600)	298,459	334,059
3.59% Fixed	12 Mo. USD SOFR	USD	8,150,000	09/20/2053	Annual	36,775	—	114,364	77,589
Total centrally cleared interest rate swaps contracts						$84,174	$(35,600)	$1,724,429	$1,675,855

Foreign Currency Contracts Outstanding at October 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
4,130,104	USD	23,599,000	BRL	GSC	12/18/2024	$75,690
21,809,504	USD	19,708,000	EUR	DEUT	12/18/2024	367,688
2,063,359	USD	1,848,000	EUR	RBS	12/18/2024	52,781
651,060	USD	588,000	EUR	RBC	12/18/2024	11,331
Total foreign currency contracts						$507,490
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$335,884,586	$—	$335,884,586	$—
Corporate Bonds	460,170,863	—	460,170,863	—
Foreign Government Obligations	49,118,971	—	49,118,971	—
Municipal Bonds	10,081,430	—	10,081,430	—
U.S. Government Agencies	727,062,836	—	727,062,836	—
U.S. Government Securities	569,695,145	—	569,695,145	—
Short-Term Investments	5,450,002	797,144	4,652,858	—
Foreign Currency Contracts(2)	507,490	—	507,490	—
Futures Contracts(2)	1,741,242	1,741,242	—	—
Swaps - Interest Rate(2)	1,687,020	—	1,687,020	—
Total	$2,161,399,585	$2,538,386	$2,158,861,199	$—
Liabilities
Futures Contracts(2)	$(4,029,679)	$(4,029,679)	$—	$—
Swaps - Interest Rate(2)	(11,165)	—	(11,165)	—
Swaps - Credit Default(2)	(38,643)	—	(38,643)	—
TBA Sale Commitments	(77,394,196)	—	(77,394,196)	—
Total	$(81,473,683)	$(4,029,679)	$(77,444,004)	$—

(1)	For the period ended October 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

72

Hartford Funds Exchange-Traded Trust (the "Trust")
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CAG	Credit Agricole CIB
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NWM	NatWest Markets Plc
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
Currency Abbreviations:
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
EUR	Euro Member Countries
GBP	British Pound
HUF	Hungary Forint
IDR	Indonesia Rupiah
INR	Indian Rupee
JPY	Japan Yen
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysia Ringgit
NOK	Norway Krone
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
RON	Romania New Leu
SEK	Sweden Krona
THB	Thailand Baht
TRY	Turkish Currency
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand
Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CMBX.NA	Markit Commercial Mortgage-Backed North American
CMT	Constant Maturity Treasury Index
ICE	Intercontinental Exchange, Inc.
ITRAXX-XOVER	iTraxx Europe Crossover
Municipal Abbreviations:
Auth	Authority
COP	Certificate of Participation
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Redev	Redevelopment
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ARM	Adjustable Rate Mortgage
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Co.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	Housing and Urban Development
KC	Kansas City
LME	London Metal Exchange
MSCI	Morgan Stanley Capital International
NPFG	National Public Finance Guarantee Corp.
Nyrt	New York REIT Inc
PSF-GTD	Permanent School Fund
Q-SBLF	Qualified School Bond Loan Fund
RBOB	Reformulated Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
SCH BD GTY	School Bond Guaranty
SD CRED PROG	School District Credit Enhancement Program
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept
TBA	To Be Announced
ULSD	Ultra-Low Sulfur Diesel
WTI	West Texas Intermediate

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